As filed with the Securities and Exchange Commission on February 12, 1999
                                                       Registration No. 33-13954
================================================================================
                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                  Post-Effective Amendment No. 23            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                       Amendment No. 24                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

     Registrant's Telephone Number, including Area Code:  (949) 725-6767

                            Robin Yonis Sandlaufer
           Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________


It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [_] on (date) pursuant to paragraph (b)
     [X] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                             CROSS-REFERENCE SHEET
                             REQUIRED BY RULE 495
                       UNDER THE SECURITIES ACT OF 1933


                                    PART A

Form N-1A
Item Number          Caption in Prospectus
    1.               Prospectus front and back cover pages

    2.               About the Portfolios

    3.               About the Portfolios

    4.               About the Portfolios

    5.               N/A

    6.               Managing the Pacific Select Fund

    7.               Information for Investors

    8.               Information for Investors

    9.               Financial Highlights

                                    PART B

Form N-1A            Caption in Statement
Item Number          of Additional Information

   10. Statement of Additional Information front cover and Table of Contents

   11.               Organization and Management of the Fund

   12.               Additional Investment Policies of the Portfolios;
                     Securities and Investment Techniques; Investment
                     Restrictions

   13.               Trustees and Officers

   14.               Distribution of Fund Shares

   15.               Investment Adviser; Other Expenses of the Fund; Portfolio
                     Management Agreement; Distribution of Fund Shares

   16.               Portfolio Transactions and Brokerage

   17.               Other Information

   18.               Purchases and Redemptions

   19.               Taxation

   20.               Distribution of Fund Shares

   21.               Performance Information

   22.               Financial Statements

                                    PART C

Form N-1A
Item Number          Caption in Part C

   23.               Exhibits

   24.               Persons Controlled by or Under Common Control with the Fund

   25.               Indemnification

   26.               Business and Other Connections of the Investment Adviser

   27.               Principal Underwriters

   28.               Location of Accounts and Records

   29.               Management Services

   30.               Undertakings

                                  PROSPECTUS

PACIFIC SELECT FUND

--------------------------------------------------------------------------------
  PROSPECTUS MAY 1, 1999
--------------------------------------------------------------------------------

You should be aware that the Securities and Exchange Commission has not reviewed any of these portfolios for their investment merit, and does not guarantee that the information in this prospectus is accurate or complete. It is a criminal offense to say otherwise.

This prospectus tells you about the Pacific Select Fund's 18 portfolios. It's designed to help you choose among the investment options available under your variable annuity contract or variable life insurance policy issued or administered by Pacific Life Insurance Company or its subsidiaries.

You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus. Please read these documents carefully, and keep them for future reference.

THE PACIFIC SELECT FUND PORTFOLIOS

Money Market Portfolio, managed by Pacific Life Insurance Company

High Yield Bond Portfolio, managed by Pacific Life Insurance Company

Managed Bond Portfolio, managed by Pacific Investment Management Company

Government Securities Portfolio, managed by Pacific Investment Management
 Company

Growth Portfolio, managed by Capital Guardian Trust Company

Aggressive Equity Portfolio, managed by Alliance Capital Management L.P.

Growth LT Portfolio, managed by Janus Capital Corporation

Equity Income Portfolio, managed by J.P. Morgan Investment Management Inc.

Multi-Strategy Portfolio, managed by J.P. Morgan Investment Management Inc.

Large-Cap Value Portfolio, managed by Salomon Brothers Asset Management Inc.

Mid-Cap Value Portfolio, managed by Lazard Asset Management

Equity Portfolio, managed by Goldman Sachs Asset Management

Bond and Income Portfolio, managed by Goldman Sachs Asset Management

Equity Index Portfolio, managed by Bankers Trust Company

Small-Cap Index Portfolio, managed by Bankers Trust Company

REIT Portfolio, managed by Morgan Stanley Asset Management

International Portfolio, managed by Morgan Stanley Asset Management

Emerging Markets Portfolio, managed by Blairlogie Capital Management

--------------------------------------------------------------------------------
YOUR GUIDE TO THIS PROSPECTUS
--------------------------------------------------------------------------------

Please contact Pacific Life if you have any questions about any of the Pacific Select Fund portfolios.

Call toll-free:
Annuities: 1-800-722-2333
Life insurance: 1-800-800-7681



An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


This prospectus is designed to help you make informed decisions about the investments available under your Pacific Life variable annuity contract or variable life insurance policy.

We've divided the prospectus into five sections to make it easy for you to find what you're looking for.

The first section, An overview of the Pacific Select Fund, contains a summary of the objectives, holdings and risks of each of the Pacific Select Fund's 18 portfolios. It will help you understand the differences between the portfolios, the risks associated with each, and how risk and investment objectives relate.

About the portfolios tells you five important things about each portfolio:

 .  The portfolio's investment goal - what the portfolio is trying to achieve.

 . What the portfolio invests in - how the portfolio tries to meet its investment goal. It tells you the portfolio's principal investments and strategies, and any special focus, such as an emphasis on certain countries or industry sectors. Some portfolios have policies on the amount they can invest in certain kinds of securities. These policies apply at the time the investment is made.

 .  Who manages the portfolio - the people who manage each portfolio. Pacific
   Life is the fund's adviser and manages two of the portfolios directly. To manage the other portfolios, Pacific Life and the fund have retained some of the nation's other leading portfolio managers, many of which have a worldwide market presence and extensive research capabilities. You'll find information about Pacific Life and the other managers starting on page 42.

 . Risks you should be aware of - the principal risks associated with each portfolio. Risk is the chance that you'll lose money on an investment, or that it will not earn as much as you expect. One of the most important investment decisions you'll need to make is how much risk you're willing to accept in exchange for potential return on an investment.

 . How the portfolio has performed - lets you compare portfolio performance. The bar chart and performance table show each portfolio's annual returns and year to year performance, except for new portfolios, which show the performance of other accounts with similar investment objectives and strategies that are managed by the same portfolio manager. Performance tables include a relevant index to allow you to measure the portfolio's performance against a benchmark. Unlike the portfolios, the indexes are unmanaged and do not incur any transaction costs.

   Turn to the remaining three sections of the prospectus - Managing the Pacific Select Fund, Information for investors and Financial highlights - for information about how the portfolios are managed, how shares are priced, and fund performance.

An overview of the Pacific Select Fund                                         4
--------------------------------------------------------------------------------
About the portfolios

Money Market Portfolio                                                         6

High Yield Bond Portfolio                                                      8

Managed Bond Portfolio                                                        10

Government Securities Portfolio                                               12

Growth Portfolio                                                              14

Aggressive Equity Portfolio                                                   16

Growth LT Portfolio                                                           18

Equity Income Portfolio                                                       20

Multi-Strategy Portfolio                                                      22

Large-Cap Value Portfolio                                                     24

Mid-Cap Value Portfolio                                                       26

Equity Portfolio                                                              28

Bond and Income Portfolio                                                     30

Equity Index Portfolio                                                        32

Small-Cap Index Portfolio                                                     34

REIT Portfolio                                                                36

International Portfolio                                                       38

Emerging Markets Portfolio                                                    40
--------------------------------------------------------------------------------
Managing the Pacific Select Fund                                              42
--------------------------------------------------------------------------------
Information for investors                                                     47
--------------------------------------------------------------------------------
Financial highlights                                                          48
--------------------------------------------------------------------------------
Where to go for more information                                      back cover
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AN OVERVIEW OF THE PACIFIC SELECT FUND
--------------------------------------------------------------------------------


This table is a summary of the goals, investments and risks of each of the Pacific Select Fund's 18 portfolios. It's designed to help you understand the differences between the portfolios, the risks associated with each, and how risk and investment goals relate.

The performance of all of the Pacific Select Fund portfolios is affected by changes in the economy and other markets. The portfolios are also affected by other kinds of risks, depending on the securities they invest in. There's also the possibility that investment decisions portfolio managers make will not accomplish what they were designed to achieve, or that the portfolio will not achieve its investment goal.

Based on historical trends, equity securities offer the potential for greater long-term growth than most fixed income securities, but they also tend to have larger and more frequent changes in price, which means there's a greater risk you could lose money over the short term. Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

You'll find more information about each portfolio's recent strategies and holdings in the most recent report to shareholders, and a more detailed discussion of each portfolio's investments, strategies and risks in the Statement of Additional Information. Please turn to the back cover for information about how to get copies of these documents.

Many of the investment techniques and strategies discussed in this prospectus and the SAI are discretionary, which means that portfolio managers can decide if they want to use them or not. Portfolio managers may also use investment techniques or make investments in securities that are not part of a portfolio's principal investment strategy. A portfolio's investment goal - or objective - cannot be changed without the approval of shareholders. Investment policies may be changed from time to time by the fund's board of trustees.

--------------------------------------------------------------------------------
PORTFOLIO AND MANAGER                         THE PORTFOLIO'S INVESTMENT GOAL
--------------------------------------------------------------------------------
Money Market Portfolio                        Current income consistent with
Pacific Life Insurance Company                preservation of capital.

High Yield Bond Portfolio                     High level of current income.
Pacific Life Insurance Company

Managed Bond Portfolio                        Maximize total return consistent
Pacific Investment Management Company         with prudent investment
                                              management.

Government Securities Portfolio               Maximize total return consistent
Pacific Investment Management Company         with prudent investment
                                              management.

Growth Portfolio                              Growth of capital.
Capital Guardian Trust Company

Aggressive Equity Portfolio                   Capital appreciation.
Alliance Capital Management L.P.

Growth LT Portfolio                           Long-term growth of capital
Janus Capital Corporation                     consistent with the preservation
                                              of capital.

Equity Income Portfolio                       Long-term growth of capital and
J.P. Morgan Investment Management Inc.        income.

Multi-Strategy Portfolio                      High total return.
J.P. Morgan Investment Management Inc.

Large-Cap Value Portfolio                     Long-term growth of capital.
Salomon Brothers Asset Management Inc         Current income is of secondary
                                              importance.

Mid-Cap Value Portfolio                       Capital appreciation.
Lazard Asset Management

Equity Portfolio                              Capital appreciation. Current
Goldman Sachs Asset Management                income is of secondary importance.

Bond and Income Portfolio                     Total return and income consistent
Goldman Sachs Asset Management                with prudent investment
                                              management.

Equity Index Portfolio                        Investment results that correspond
Bankers Trust Company                         to the total return of an index of
                                              common stocks of large, publicly
                                              traded companies.

Small-Cap Index Portfolio                     Investment results that correspond
Bankers Trust Company                         to the total return of an index of
                                              small capitalization companies.

REIT Portfolio                                Current income and long-term
Morgan Stanley Asset Management               capital appreciation.

International Portfolio                       Long-term capital appreciation.
Morgan Stanley Asset Management

Emerging Markets Portfolio                    Long-term growth of capital.
Blairlogie Capital Management

-------------------------------------------------------------------------------------------------------------------
PORTFOLIO AND MANAGER                THE PORTFOLIO'S MAIN                THE PORTFOLIO'S MAIN RISKS
                                     INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
Money Market Portfolio               Highest quality money market        Credit and interest rate risks that
Pacific Life Insurance               instruments believed to have        accompany an investment in high quality
Company                              limited credit risk.                short-term instruments. Intended to have
                                                                         the least investment risk of all of the
                                                                         portfolios.

High Yield Bond Portfolio            Fixed income securities with        Credit, interest rate, liquidity and other
Pacific Life Insurance               lower and medium-quality            risks that accompany an investment in
Company                              credit ratings and                  lower-quality fixed income securities.
                                     intermediate to long terms          Particularly sensitive to credit risk
                                     to maturity.                        during economic downturns.

Managed Bond Portfolio               Medium and high-quality             Credit, interest rate and other risks that
Pacific Investment Management        fixed income securities with        accompany an investment in medium and
Company                              varying terms to maturity.          high-quality fixed income securities and
                                                                         in mortgage related investments.

Government Securities                Fixed income securities that        Credit, interest rate and other risks that
Portfolio                            are issued or guaranteed by         accompany an investment in government
Pacific Investment Management        the U.S. government,                bonds and in mortgage related investments.
Company                              its agencies or government-         Generally has the least credit risk of the
                                     sponsored enterprises.              bond portfolios.

Growth Portfolio                     Equity securities of smaller        Price volatility and other risks that
Capital Guardian Trust               and medium-sized companies.         accompany an investment in growth-oriented
Company                                                                  and smaller and medium-sized companies.
                                                                         Particularly sensitive to price swings
                                                                         during periods of economic uncertainty.

Aggressive Equity Portfolio          Equity securities of small          Price volatility and other risks that
Alliance Capital Management          emerging-growth companies           accompany an investment in small emerging-
L.P.                                 and medium-sized companies.         growth companies and medium-sized
                                                                         companies. Particularly sensitive to price
                                                                         swings during periods of economic
                                                                         uncertainty.

Growth LT Portfolio                  Equity securities of a large        Price volatility and other risks that
Janus Capital Corporation            number of companies of any          accompany an investment in equity
                                     size.                               securities.

Equity Income Portfolio              Equity securities of large          Price volatility and other risks that
J.P. Morgan Investment               and medium-sized dividend-          accompany an investment in equity
Management Inc.                      paying U.S. companies.              securities.

Multi-Strategy Portfolio             A mix of equity and fixed           Price volatility and other risks that
J.P. Morgan Investment               income securities.                  accompany an investment in equity
Management Inc.                                                          securities. Credit, interest rate and
                                                                         other risks that accompany an investment
                                                                         in fixed income securities.

Large-Cap Value Portfolio            Equity securities of large          Price volatility and other risks that
Salomon Brothers Asset               U.S. companies.                     accompany an equity investment in large
Management Inc.                                                          companies.

Mid-Cap Value Portfolio              Equity securities of medium-        Price volatility and other risks that
Lazard Asset Management              sized U.S. companies                accompany an equity investment in medium-
                                     believed to be undervalued.         sized companies.

Equity Portfolio                     Equity securities of large          Price volatility and other risks that
Goldman Sachs Asset                  U.S. growth-oriented                accompany an equity investment in large,
Management                           companies.                          growth-oriented companies.

Bond and Income Portfolio            A wide range of fixed income        Credit, interest rate, liquidity and other
Goldman Sachs Asset                  securities with varying             risks that accompany an investment in
Management                           terms to maturity, with an          fixed income securities and in mortgage
                                     emphasis on long-term bonds.        related investments. Particularly
                                                                         sensitive to credit risk during economic
                                                                         downturns. Generally has the most interest
                                                                         rate risk of the bond portfolios.

Equity Index Portfolio               Equity securities of                Price volatility and other risks that
Bankers Trust Company                companies that are included         accompany an investment in smaller
                                     in the Standard & Poor's            companies. May be particularly susceptible
                                     500 Composite Stock Price           to a general decline in the U.S. stock
                                     Index.                              market because it cannot change its
                                                                         investment strategy, even temporarily to
                                                                         protect it from loss during poor economic
                                                                         conditions.

Small-Cap Index Portfolio            Equity securities of                Price volatility and other risks that
Bankers Trust Company                companies that are included         accompany an investment in smaller
                                     in the Russell 2000 Small           companies. May be particularly susceptible
                                     Stock Index.                        to a general decline in the U.S. stock
                                                                         market because it cannot change its
                                                                         investment strategy, even temporarily to
                                                                         protect it from loss during poor economic
                                                                         conditions.

REIT Portfolio                       Equity securities of real           Price volatility and the risks associated
Morgan Stanley Asset                 estate investment trusts.           with the real estate market. Particularly
Management                                                               sensitive to price swings because the
                                                                         portfolio is classified as "non-
                                                                         diversified" - it may hold securities from
                                                                         a few number of issuers.

International Portfolio              Equity securities of                Price volatility and other risks that
Morgan Stanley Asset                 companies of any size               accompany an investment in foreign
Management                           located in developed                equities. Sensitive to currency exchange
                                     countries outside of the            rates, international political and
                                     U.S.                                economic conditions and other risks that
                                                                         affect foreign securities.

Emerging Markets Portfolio           Equity securities of                Price volatility and other risks that
Blairlogie Capital Management        companies that are located          accompany an investment in emerging
                                     in countries generally              markets. Sensitive to currency exchange
                                     regarded as "emerging               rates, international political and
                                     market" countries.                  economic conditions and other risks that
                                                                         affect foreign securities. May have
                                                                         greater price swings than most of the
                                                                         portfolios.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
The portfolio's investment goal         This portfolio seeks current income
                                        consistent with preservation of capital.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in money market
The Money Market                        instruments that the portfolio manager
Portfolio invests at                    believes have limited credit risk. These
least 95% of its                        investments principally include
assets in money                         commercial paper and U.S. government
market instruments                      obligations. The portfolio may also
that have been given                    invest in asset-backed money market
the highest credit                      instruments and foreign money market
rating for                              instruments denominated in U.S. dollars.
short-term debt                         It is anticipated that the portfolio's
securities, or have                     dollar-weighted average term to maturity
not been rated, but                     will not exceed 90 days.
are of comparable
quality.                                The portfolio manager looks for money
                                        market instruments with the highest
                                        yields within the highest credit rating
                                        categories, based on the evaluation of
                                        credit risk and interest rates. The
                                        portfolio may also lend some of the
                                        portfolio's assets, as long as the loans are secured.

                                        Unlike many money market funds, the
                                        Money Market Portfolio is not managed to maintain a constant net asset value. Instead, the net asset value will change with the value of the investments in the portfolio.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               Raymond Lee is a senior vice president
                                        of Pacific Life. He joined the company
[LOGO OF PACIFIC LIFE APPEARS HERE]     in 1976, and has been managing the Money
                                        Market Portfolio since 1987. He also
                                        oversees the management of Pacific
                                        Life's publicly traded bond portfolio.
                                        He has an MBA in finance from the
                                        Wharton School of the University of
                                        Pennsylvania and a BA in economics from
                                        UCLA.

                                        Dale Patrick is an investment analyst at
The Money Market                        Pacific Life. He joined the company in
Portfolio is managed                    1985, and has assisted in the management
by Pacific Life                         of the Money Market Portfolio since
Insurance Company.                      1994. He is also responsible for the
You'll find more                        management of Pacific Life's short-term
about Pacific Life                      fixed income securities. Dale has a BA
on page *.                              in economics from the University of
                                        Colorado.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The Money Market Portfolio generally has
                                        the least investment risk of the Pacific
                                        Select Fund portfolios because its
                                        principal investment strategy is to
                                        invest in short-term securities that are either government guaranteed or have very high credit ratings. The value of the portfolio may, however, be affected by the following risks:

An investment in the                  . changes in interest rates - the value
portfolio is not a                      of the portfolio's investments may
bank deposit, and it                    fall when interest rates rise. Short-
is not insured or                       term money market instruments generally
guaranteed by the                       are affected less by changes in
Federal Deposit                         interest rates than fixed income
Insurance                               securities with longer terms to
Corporation or any                      maturity.
other government
agency.                               . credit risk - the portfolio could lose
                                        money if the issuer of a money market
                                        instrument is unable to meet its
                                        financial obligations or goes
                                        bankrupt.


                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year
The bar chart shows the portfolio's
performance each year for the past
10 years.                                     [BAR CHART APPEARS HERE]

The table below the bar chart                      89      8.73
compares the portfolio's                           90      7.92
performance with the Merrill Lynch                 91      5.74
90-day T-Bill Index.                               92      3.22
                                                   93      2.58
Looking at how a portfolio has                     94      3.76
performed in the past is important - but           95      5.54
it's no guarantee of how it will perform           96      5.07
in the future.                                     97      5.28
                                                   98        XX

                                        Best and worst quarterly performance
                                        during this period: * quarter 19**: * %
                                        * quarter 19**: * %

Average annual total return
as of December 31, 1998                      1 year      5 years      10 years
--------------------------------------------------------------------------------
Money Market Portfolio                       * %         * %          * %
Merrill Lynch 90-day T-Bill Index            * %         * %          * %

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    HIGH YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
The portfolio's investment goal         This portfolio seeks a high level of
                                        current income.

What the portfolio invests in         [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
                                        This portfolio's principal investment
                                        strategy is to invest in fixed income
                                        securities with lower and medium-quality credit ratings and intermediate to long terms to maturity.

Bonds are given a credit rating         Securities principally include high
based on the issuer's ability to        yield bonds (often called "junk" bonds)
pay the quoted interest rate and        and notes. The portfolio may also invest
maturity value on time.                 in fixed income securities that can be
                                        converted into equity securities, and
                                        preferred stocks and bonds of foreign
                                        issuers that are denominated in U.S.
                                        dollars.

                                        When selecting securities, the portfolio manager focuses on:

The High Yield Bond Portfolio         . seeking high yields while addressing
invests principally in high yield       risk by looking for securities that
or "junk" bonds, which are given a      offer the highest yields for their
low credit rating by Moody's (Ba        credit rating.
and lower), or Standard & Poor's
(BB and lower), or have not been      . seeking gains by looking for securities
rated, but are of comparable            that may be more creditworthy than
quality. High yield bonds are           their credit rating indicates. This
considered to be mostly speculative     involves an analysis of each potential
in nature.                              security, and may include meeting with
                                        the company's management team.

                                      . reducing credit risk by investing in
This gives the portfolio more           many different issuers in a wide range
credit risk than the other bond         of industries.
portfolios, but also gives it the
potential for higher income.            To help the portfolio achieve its
                                        investment goal, the portfolio may also
                                        lend some of the portfolio's assets, as
                                        long as the loans it makes are secured.

                                        The managers may temporarily change
                                        these strategies if they believe that
                                        economic conditions make it necessary to maintain liquidity or to try to protect the portfolio from potential loss. In this case, the portfolio may invest in U.S. government securities, higher-quality corporate fixed income securities or money market securities.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               Raymond Lee is a senior vice president
                                        of Pacific Life. He joined the company
                                        in 1976, managed the High Yield Bond
                                        Portfolio from 1987 until 1993, and has
[LOGO OF PACIFIC LIFE APPEARS HERE]     overseen its management since that time.
                                        He also oversees the management of
                                        Pacific Life's publicly traded bond
                                        portfolio. He has an MBA in finance from
                                        the Wharton School of the University of
                                        Pennsylvania and a BA in economics from
                                        UCLA.
The High Yield Bond Portfolio is
managed by Pacific Life Insurance       Simon Lee is a vice president of Pacific
Company. You'll find more about         Life. He joined the company in 1985 and
Pacific Life on page 42.                has shared management responsibility for
                                        the High Yield Bond Portfolio since
                                        1995. He also manages Pacific Life's
                                        high yield and convertible bond assets.
                                        He has both a BA and an MBA from Loyola
                                        Marymount University.

                                      [GRAPHIC APPEARS HERE]
                                    ------------------------------------------
Risks you should be aware of           Since the High Yield Bond Portfolio's
                                       principal strategy is to invest in low
                                       and medium quality fixed income
                                       securities, it may be affected by the
                                       following risks, among others:

                                     . credit risk - the portfolio could lose
                                       money if the issuer of a fixed income
                                       security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than the other bond portfolios, because it invests in high yield bonds. This is especially true during periods of economic uncertainty or economic downturns.

                                     . changes in interest rates - the value
                                       of the portfolio's investments may fall
                                       when interest rates rise. This
                                       portfolio may be sensitive to changes
                                       in interest rates because it may invest
                                       in fixed income securities with
                                       intermediate and long terms to
                                       maturity.

                                     . inability to sell securities - high
                                       yield bonds may be less liquid than
                                       higher quality investments. The
                                       portfolio could lose money if it cannot
                                       sell a security at the time and price
                                       that would be most beneficial to the
                                       portfolio. A security whose credit
                                       rating has been lowered may be
                                       particularly difficult to sell.

                                     . risks of foreign investing - foreign
                                       investments may be riskier than U.S.
                                       investments for many reasons, including
                                       changes in currency exchange rates,
                                       unstable political and economic
                                       conditions, a lack of adequate company
                                       information, differences in the way
                                       securities markets operate, less secure
                                       foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                     . short-term trading - the portfolio can
                                       engage in short-term trading, which
                                       could result in higher trading costs.

                                      [GRAPHIC APPEARS HERE]
                                    ------------------------------------------
How the portfolio has performed       Year by year total return (%)
                                      as of December 31 each year

The bar chart shows the portfolio's
performance each year for the past          [BAR CHART APPEARS HERE]
10 years.

The table below the bar chart                     89    4.16
compares the portfolio's                          90    0.38
performance with the CS First                     91   24.58
Boston High Yield Bond Index, an                  92   18.72
index designed to mirror the                      93   18.01
performance of the high-yield bond                94    0.42
market.                                           95   18.87
                                                  96   11.31
Looking at how a portfolio has                    97    9.44
performed in the past is important                98      XX
- but it's no guarantee of how it
will perform in the future.
                                        Best and worst quarterly performance
                                        during this period: * quarter 19**: * %
                                        * quarter 19**: * %

Average annual total return
as of December 31, 1998                 1 year      5 years      10 years
--------------------------------------------------------------------------------
High Yield Bond Portfolio               * %         * %          * %
CS First Boston High Yield Bond Index   * %         * %          * %

--------------------------------------------------------------------------------
 ABOUT THE PORTFOLIOS                  MANAGED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                      [GRAPHIC APPEARS HERE]
                                      ----------------------------------------
 The portfolio's investment goal        This portfolio seeks to maximize total
                                        return consistent with prudent
                                        investment management.

                                      [GRAPHIC APPEARS HERE]
                                      ----------------------------------------
 What the portfolio invests in          This portfolio's principal investment
                                        strategy is to invest in medium to
                                        high-quality, investment grade fixed
                                        income securities with varying terms to
                                        maturity.

                                        These securities include principally:
 Total return is made up of income
 plus any gains in the value of the   . U.S. treasury bonds and notes, or
 portfolio's securities.                options or futures on them

                                      . mortgage related securities, including
                                        stripped mortgage related securities

                                      . corporate bonds and notes, some of which
                                        may be high yield ("junk") bonds

                                      . commercial paper and other money market
                                        instruments

                                      . fixed income securities issued by
                                        foreign governments and companies that
                                        are denominated in U.S. dollars or
                                        foreign currencies, some of which may
                                        be issued by governments in emerging
                                        market countries.

                                        When selecting securities, the portfolio manager:

Duration is a mathematical measure    . decides what duration the portfolio
of the average life of a bond that      should maintain. The portfolio manager
includes its yield, coupon, final       uses duration management as a
maturity and call features. It's        fundamental part of the management
often used to measure the potential     strategy for this portfolio. The
volatility of a bond's price,           portfolio usually maintains an average
and is considered a more accurate       duration of three to seven years,
measure than maturity of a              varying within this range based on the
security's sensitivity to changes in    portfolio manager's outlook on the
interest rates.                         economy and interest rates. The
                                        portfolio manager then decides what
                                        proportion of securities in the
                                        portfolio should have short,
                                        intermediate and long durations and
                                        maturities.

                                      . decides what proportion of securities in
                                        the portfolio should be invested in U.S.
                                        government securities, foreign bonds,
                                        U.S. corporate bonds and U.S mortgage
                                        related securities.

                                      . uses an analytical system developed by
                                        the portfolio manager to help select
                                        government and other securities that
                                        meet yield, duration, maturity and other criteria.

                                      . chooses companies to invest in by
                                        carrying out a credit analysis of each
                                        potential investment, which may include
                                        meetings or periodic contact with the
                                        company's management.

                                      . frequently uses options, futures and
                                        forward contracts and other techniques
                                        as a substitute for securities, to try
                                        to increase returns or hedge against
                                        changes in interest rates. The manager
                                        may also use derivatives to hedge
                                        against changes in currency exchange
                                        rates.

                                        To help the portfolio achieve its
                                        investment goal, the portfolio may
                                        also lend some of the portfolio's
                                        assets, as long as the loans it makes
                                        are secured.

                                      [GRAPHIC APPEARS HERE]
                                      ----------------------------------------
Who manages the portfolio             John Hague, managing director and senior
                                      member of the portfolio manager group,
[LOGO OF PIMCO APPEARS HERE]          joined PIMCO in 1987. He has been the
                                      portfolio manager for the Managed Bond
The Managed Bond Portfolio is         Portfolio since 1992. John has 17 years
managed by Pacific Investment         of investment experience, including two
Management Company (PIMCO).           years specializing in international
You'll find more about PIMCO          fixed income products and
on page 45.                           mortgage-backed securities with Salomon
                                      Brothers, Inc., and three years in
                                      credit research with Morgan Guarantee.
                                      He has a BA in economic analysis from
                                      Bowdoin College and an MBA in finance
                                      from Stanford University.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            Since the Managed Bond Portfolio
                                        principally invests in fixed income
                                        securities, it may be affected by the
                                        following risks, among others:

                                      . changes in interest rates - the value of
                                        the portfolio's investments may fall
                                        when interest rates rise. Changes in
The price of bonds that are             interest rates may have a significant
denominated in foreign                  effect on this portfolio, because it may
currencies is affected by the           invest in securities with medium or long
value of the U.S. dollar. In            terms to maturity and may use interest-
general, as the value of the            sensitive derivatives. Bonds with longer
U.S. dollar falls, the U.S.             durations tend to be more sensitive to
dollar price of a foreign bond          changes in interest rates, usually
will rise, increasing the               making them more volatile than bonds
value of the bond. As the               with shorter durations. The portfolio
value of the U.S. dollar                may also invest in mortgage related
rises, the U.S. dollar value            securities, which can be paid off early
of a foreign bond will fall.            if the owners of underlying mortgages
                                        pay off their mortgages sooner than
                                        scheduled. If interest rates are
                                        falling, the portfolio will be forced to reinvest this money at lower yields.
                                        Stripped mortgage related securities can be particularly sensitive to changes in interest rates.

                                      . credit risk - the portfolio could lose
                                        money if the issuer of a fixed income
                                        security is unable to meet its financial
                                        obligations or goes bankrupt. This
                                        portfolio may invest in high yield
                                        ("junk") bonds, which may make it
                                        particularly subject to credit risk,
                                        especially during periods of economic
                                        uncertainty or during economic
                                        downturns.
  This portfolio may not invest
  more than:                          . risks of foreign investing - foreign
                                        investments may be riskier than U.S.
 . 10% of its assets in                  investments for many reasons, including
  lower-rated, high-yield               changes in currency exchange rates,
  ("junk") bonds                        unstable political and economic
                                        conditions, a lack of adequate company
 . 20% of its assets in foreign          information, differences in the way
  investments.                          securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio frequently uses options,
                                        futures and forward contracts and other
                                        investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                      . short-term trading - the portfolio may
                                        engage in short-term trading, which
                                        could result in higher trading costs.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year
The bar chart shows the
portfolio's performance each                   [BAR GRAPH APPEARS HERE]
year for the past 10 years.
                                                   89      14.74
The table below the bar chart                      90       8.52
compares the portfolio's                           91      17.03
performance with the Lehman                        92       8.68
Brothers Government/Corporate                      93      11.63
Bond Index, an index of                            94      -4.36
government and corporate fixed                     95      19.04
income securities.                                 96       4.25
                                                   97       9.92
Looking at how a portfolio has                     98         XX
performed in the past is important
- but it's no guarantee of how it
will perform in the future.
                                        Best and worst quarterly performance
                                        during this period: * quarter 19**:  * %
                                        * quarter 19**:  * %

Average annual total return
as of December 31, 1998                 1 year         5 years        10 years
--------------------------------------------------------------------------------
Managed Bond Portfolio                  * %            * %            * %
Lehman Brothers Government
Corporate Bond Index                    * %            * %            * %

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                     GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
The portfolio's investment goal          This portfolio seeks to maximize total
                                         return consistent with prudent
                                         investment management.

                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
What the portfolio invests in            This portfolio's principal investment
                                         strategy is to invest at least 65% of
                                         its assets in fixed income securities
                                         that are issued or guaranteed by the
                                         U.S. government, its agencies, or
                                         government-sponsored enterprises.
Total return is made up of
income plus any gains in the             Specific securities are principally:
value of the portfolio's
securities.                            . U.S. treasury bonds or other fixed
                                         income securities issued or guaranteed
                                         by the U.S. government, its agencies,
                                         government-sponsored enterprises or
                                         options or futures on them.

                                       . mortgage related securities, including
                                         stripped mortgage related securities

                                       . other securities, including corporate
                                         bonds and notes, money market
                                         instruments, and fixed income
                                         securities issued by foreign
                                         governments or companies that are
                                         denominated in U.S. dollars or foreign
                                         currencies.

                                         When selecting securities, the
                                         portfolio manager:

                                       . decides what duration the portfolio
                                         should maintain. The portfolio manager
Duration is a mathematical               uses duration management as a
measure of the average life of           fundamental part of the management
a bond that includes its                 strategy for this portfolio. The
yield, coupon, final maturity            portfolio usually maintains an average
and call features. It is often           duration of three to seven years,
used to measure the potential            varying within this range based on the
volatility of a bond's price,            portfolio manager's outlook on the
and is considered a more                 economy and interest rates. The
accurate measure than maturity           portfolio manager then decides what
of a security's sensitivity to           proportion of securities in the
changes in interest rates.               portfolio should have short,
                                         intermediate and long durations and
                                         maturities

                                       . decides what proportion of securities
                                         in the portfolio should be invested in
                                         U.S. government securities, foreign
                                         bonds, U.S. corporate bonds and U.S
                                         mortgage related securities. The
                                         manager uses an analytical system it
                                         has developed to help select securities
                                         that meet yield, duration, maturity and
                                         other criteria.

                                       . chooses companies to invest in by
                                         carrying out a credit analysis of each
                                         potential investment, which may include
                                         meetings or periodic contact with the
                                         company's management.

                                       . frequently uses options, futures and
                                         forward contracts and other techniques
                                         as a substitute for securities, to try
                                         to increase returns or hedge against
                                         changes in interest rates. The manager
                                         may also use derivatives to hedge
                                         against changes in currency exchange
                                         rates.

                                         To help the portfolio achieve its
                                         investment goal, the portfolio may
                                         also lend some of the portfolio's
                                         assets, as long as the loans it makes
                                         are secured.

                                         The portfolio manager may temporarily
                                         change these strategies if he believes
                                         economic conditions make it necessary
                                         to try to protect the portfolio from
                                         potential loss. In this case, the
                                         portfolio may invest more of its assets
                                         in money market securities.

                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Who manages the portfolio                John Hague, managing director and
                                         senior member of the portfolio manager
[LOGO OF PIMCO APPEARS HERE]             group, joined PIMCO in 1987. He has
                                         been the portfolio manager for the
The Government Securities                Government Securities Portfolio since
Portfolio is managed by                  1987. John has 17 years of investment
Pacific Investment Management            experience, including two years
Company (PIMCO). You'll find             specializing in international fixed
more about PIMCO on page 45.             income products and mortgage-backed
                                         securities with Salomon Brothers, Inc.
                                         and three years in credit research with
                                         Morgan Guarantee. He has a BA in
                                         economic analysis from Bowdoin College
                                         and an MBA in finance from Stanford
                                         University.
12

                                        [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Risks you should be aware of             Since the Government Securities
                                         Portfolio principally invests in fixed
                                         income securities, it may be affected
                                         by the following risks, among others:

                                       . changes in interest rates - the value
                                         of the portfolio may fall when interest
                                         rates rise. This portfolio may be
                                         particularly sensitive to interest
Government bonds tend to have            rates because it primarily invests in
less credit risk than bonds              U.S. government securities, may invest
issued by most companies                 in securities with long terms to
because the U.S. government is           maturity, and may use hedging
less likely than a company to            techniques. Bonds with longer durations
default on a debt. For this              tend to be more sensitive to changes in
reason, government securities            interest rates, usually making them
generally pay lower rates of             more volatile than bonds with shorter
interest than corporate                  durations. The portfolio may also
securities with similar terms            invest in mortgage related securities,
to maturity.                             which can be paid off early if the
                                         owners of underlying mortgages pay off
                                         their mortgages sooner than scheduled.
                                         If interest rates are falling, the
                                         portfolio will be forced to reinvest
                                         this money at lower yields. Stripped
                                         mortgage related securities can be
                                         particularly sensitive to changes in
                                         interest rates.

                                       . credit risk - the portfolio could lose
                                         money if the issuer of a fixed income
                                         security is unable to meet its
                                         financial obligations or goes bankrupt.
                                         This portfolio is subject to less
                                         credit risk than the other bond
                                         portfolios because it principally
                                         invests in fixed income securities
                                         issued or guaranteed by the U.S.
                                         government, its agencies and government
                                         sponsored enterprises, and in high
This portfolio may not invest            quality corporate bonds.
more than 20% of its assets in
foreign investments                    . risks of foreign investing - foreign
denominated in foreign                   investments may be riskier than U.S.
currencies.                              investments for many reasons, including
                                         changes in currency exchange rates,
                                         unstable political and economic
                                         conditions, a lack of adequate company
                                         information, differences in the way
                                         securities markets operate, less secure
                                         foreign banks or securities
                                         depositories than those in the U.S.,
                                         and foreign controls on investment.

                                       . risks of using derivatives - this
                                         portfolio frequently uses options,
                                         futures and forward contracts and other
                                         investment techniques to help it
                                         achieve its investment goal. There's
                                         always a risk that these techniques
                                         could reduce returns or increase the
                                         portfolio's volatility.

                                       . short-term trading - the portfolio may
                                         engage in short-term trading, which
                                         could result in higher trading costs.

                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year

The bar chart shows the                         [BAR CHART APPEARS HERE]
portfolio's performance each
year for the past 10 years.                             89      14.61
                                                        90       8.01
The table below the bar chart                           91      16.67
compares the portfolio's                                92       7.52
performance with the Lehman                             93      10.79
Brothers Government Bond                                94      -5.10
Index, an index of fixed                                95      18.81
income securities issued by                             96       2.94
the U.S. government and its                             97       9.48
agencies.                                               98         XX

Looking at how a portfolio
has performed in the past is            Best and worst quarterly performance
important - but it's no                 during this period: * quarter 19**: * %
guarantee of how it will                * quarter 19**:  * %
perform in the future.

Average annual total return
as of December 31, 1998                  1 year       5 years        10 years
--------------------------------------------------------------------------------
Government Securities Portfolio            * %          * %             * %
Lehman Brothers Government Bond Index      * %          * %             * %

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
The portfolio's investment goal         This portfolio seeks growth of capital
                                        over the long term. The realization of
                                        current income will not be a factor in
                                        considering portfolio securities.

                                        This portfolio is not available for:

                                      . Pacific Corinthian variable annuity
                                        contracts

                                      . variable annuity contracts that were
                                        issued on or after January 1, 1994.


                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in small to
                                        medium-sized companies. It tends to
A company's "capitalization"            emphasize companies that have a total
is a measure of its size.               market capitalization of between $250
Capitalization is calculated            million and $1 billion. It invests
by multiplying the current              principally in common stocks. The
share price by the number of            portfolio may also invest in fixed
shares held by investors.               income securities, including those that
                                        can be converted into equity securities, and foreign securities that are listed on a U.S. stock exchange or over the counter market.

                                        The portfolio is managed by a team of
                                        portfolio managers. The portfolio is
                                        divided into segments, and each has its
                                        own manager who makes independent
                                        decisions within portfolio guidelines
                                        and objectives.

                                        When assessing companies, the team uses
A smaller company with a                a value-oriented approach in which it
promising product or operating          tries to identify the difference between
in a dynamic field may have             the underlying value of a company and
greater potential for rapid             the price of its security. Value is
earnings growth than a larger           identified in a number of ways,
one. However, it may have a             including the relationship of the
harder time securing financing          stock's current price to earnings, the
and may be more sensitive to a          strength of the company's balance sheet,
setback in sales or to                  and price-to-book value. The team looks
economic downturns than                 at a number of variables, including the
larger, more established                fundamental long-term outlook for the
companies.                              company, the extent to which shares may
                                        be considered undervalued and the
                                        expectations of the market as a whole.

                                        The team considers strong company
                                        management important, and investment
                                        decisions may be based on meetings with
                                        the company's senior executives and its
                                        competitors, as well as on information
                                        from economists, government officials
                                        and industry specialists.

                                        To help it achieve its investment goal,
                                        the portfolio may lend some of its
                                        assets, as long as the loans it makes
                                        are secured.

                                        The team may temporarily change
                                        these strategies if it believes economic conditions make it necessary to try to protect the portfolio from potential loss. In this case, the portfolio may invest in money market securities, short-term corporate debt, preferred stocks and U.S. government securities.


                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Who manages the portfolio               Michael Ericksen, senior vice president
                                        of Capital Guardian, is the lead
[LOGO OF CAPITAL GUARDIAN               portfolio manager. He has 17 years of
 APPEARS HERE]                          experience as an investment
                                        professional, including 11 years with
The Growth Portfolio is                 Capital Guardian or its affiliates.
managed by a team of portfolio
managers at Capital Guardian            Robert Kirby, a senior partner of The
Trust Company. You'll find              Capital Group Partners L.P., has 45
more about Capital Guardian on          years of experience as an investment
page 43.                                professional, including 32 years with
                                        Capital Guardian or its affiliates.

                                        James Kang, vice president of Capital
                                        Guardian Research Company, has 11 years
                                        of experience as an investment
                                        professional, including 10 years with
                                        Capital Guardian.

                                        [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Risks you should be aware of            The Growth Portfolio principally invests
                                        in equity securities, which go up or
                                        down in value, sometimes rapidly and
                                        unpredictably. While equities may offer
                                        the potential for greater long-term
                                        growth than most fixed income
                                        securities, they generally have higher
                                        volatility. The portfolio may be
                                        affected by the following risk, among
                                        others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of its
                                        investments go up or down. This
                                        portfolio invests in companies with
                                        smaller capitalizations, which may give
                                        the portfolio a higher risk of price
                                        volatility than a portfolio that invests in companies with larger capitalizations.

                                        In addition, the securities of smaller
                                        companies generally have less liquidity
                                        and may be more susceptible to greater
                                        price swings than larger companies
                                        because they may have fewer financial
                                        resources, limited product and market
                                        diversification and many are dependent
                                        on a few key managers.


                                        [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year


The bar chart shows the                     [BAR CHART APPEARS HERE]
portfolio's performance each
year for the past 10 years.
                                                  89    34.96
The table below the bar chart                     90   -17.30
compares the portfolio's                          91    39.15
performance with the Russell                      92    20.53
2000 Index, an index of the                       93    21.89
stocks of approximately 2,000                     94   -10.49
U.S. small-capitalization                         95    25.75
companies.                                        96    23.62
                                                  97    30.27
Looking at how a portfolio                        98       XX
has performed in the past
is important - but it's
no guarantee of how it will             Best and worst quarterly performance
perform in the future.                  during this period: * quarter 19**: * %
                                        * quarter 19**:  * %

Average annual total return
as of December 31, 1998                 1 year     5 years     10 years
--------------------------------------------------------------------------------
Growth Portfolio                        * %        * %         * %
Russell 2000 Index                      * %        * %         * %

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    AGGRESSIVE EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
The portfolio's investment goal          This portfolio seeks capital
                                         appreciation. No consideration is given
                                         to income.

                                         This portfolio is not available for:

                                       . Pacific Corinthian variable annuity
                                         contracts.


                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in small
                                        emerging-growth companies and
                                        medium-sized companies, but it may also
                                        invest in larger, more well-established
                                        companies. It tends to emphasize
                                        companies that have a total market
                                        capitalization of up to $5 billion. The
                                        portfolio focuses primarily on U.S.
A company's "capitalization"            companies, but may invest in companies
is a measure of its size.               located outside of the U.S.
Capitalization is calculated
by multiplying the current              Investments principally include common
share price by the number of            stock, as well as preferred stocks,
shares held by investors.               fixed income securities, some of which
                                        can be converted to equity securities,
                                        and warrants.

                                        The portfolio management team looks for
Price to earnings ratio (P/E)           companies that are expected to meet
is one way of measuring the             growth targets set by the team, and that
value of a company. It's                have a price to earnings ratio that is
simply the price of a stock             lower than its expected growth rate.
divided by its estimated or             Within these guidelines, the team looks
actual earnings per share. A            for three kinds of companies:
high P/E ratio could indicate
a high level of investor              . undervalued companies, whose shares
confidence in the company.              are being sold at a discount relative to
                                        the shares of similar companies, and
                                        that the team believes are likely to
                                        exceed growth expectations

                                      . companies in cyclical industries, like
                                        technology or financial services, that
                                        the team believes are likely to
                                        experience rapid growth in the current
                                        economy

                                      . companies that are experiencing
                                        changes, like a change in corporate
                                        structure, that the team believes are
                                        likely to result in growth.

                                        Before investing in a company, the team
                                        usually meets with the company's
                                        management team, customers, competitors
                                        and suppliers, and may consult with
                                        external industry analysts. The team
                                        also analyzes the company's cash flow
                                        trends to try to determine its financial stability and the reliability of its projected earnings. The portfolio management team may also buy index options to try to increase returns, and use options and other derivatives to offset changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                                        The team may temporarily change these
                                        strategies if it believes economic
                                        conditions make it necessary to try to
                                        protect the portfolio from potential
                                        loss. In this case, the portfolio may
                                        invest in U.S. government securities,
                                        higher-quality corporate fixed income
                                        securities or money market instruments.


                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Who manages the portfolio               Kevin O'Brien is senior vice president
                                        of Alliance Capital. He joined Alliance
[LOGO OF ALLIANCE CAPITAL               Capital in 1988 and took over management
 APPEARS HERE]                          of the Aggressive Equity Portfolio in
                                        1998. Before joining Alliance Capital,
                                        he was a partner at Campbell Advisors
The Aggressive Equity                   and a portfolio manager at Connecticut
Portfolio is managed by a team          Mutual Life Insurance. He has over 19
of portfolio managers at                years of experience in asset management,
Alliance Capital Management             is a chartered financial analyst and a
L.P. You'll find more about             member of Phi Beta Kappa. Kevin has a BA
Alliance Capital on page 42.            from Amherst College and an MA and PhD
                                        from Cornell University.

                                        Alden Stewart is executive vice
                                        president of Alliance Capital. He joined
                                        Alliance Capital in 1971 as an analyst
                                        following various industry groups, and
                                        has been a portfolio manager since 1977.
                                        He began managing the Aggressive Equity
                                        Portfolio in 1998. Alden has 27 years of investment experience, a BA from the University of Oregon and an MBA from the University of Chicago.

                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Risks you should be aware of            The Aggressive Equity Portfolio
                                        principally invests in equity
                                        securities, which may go up or down in
                                        value, sometimes rapidly and
                                        unpredictably. While equities may offer
                                        the potential for greater long-term
                                        growth than most fixed income
                                        securities, they generally have higher
                                        volatility. The portfolio may be
                                        affected by the following risks, among
                                        others:

                                      . price volatility - the value of the
Companies that have recently            portfolio changes as the prices of its
undergone a change in                   investments go up or down. This
corporate structure may have a          portfolio invests in companies that the
greater degree of price                 team thinks have the potential for rapid
volatility than more                    growth, which may give the portfolio a
established companies because           higher risk of price volatility than a
there's no guarantee that the           portfolio that invests principally in
new management structure will           equities that are "undervalued."
result in growth.
                                        Small emerging growth companies may be
                                        more susceptible to larger price swings
                                        than larger companies because they may
                                        have fewer financial resources, limited
                                        product and market diversification and
                                        many are dependent on a few key
                                        managers. Emerging growth companies and
                                        companies in cyclical industries may be
                                        particularly susceptible to rapid price
                                        swings during periods of economic
                                        uncertainty.

                                      . risks of foreign investing - foreign
This portfolio may not invest           investments may be riskier than U.S.
more than 20% of its assets in          investments for many reasons, including
foreign investments that are            changes in currency exchange rates,
principally traded outside the          unstable political and economic
U.S.                                    conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may use index options and
                                        other investment techniques to help it
                                        achieve its investment goal. There's
                                        always a risk that these techniques
                                        could reduce returns or increase the
                                        portfolio's volatility.

                                      . short-term trading - the portfolio may
                                        engage in short-term trading, which
                                        could result in higher trading costs.


                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
How the portfolio has performed          Year by year total return (%)
                                         as of December 31 each year/1/


The bar chart shows the                       [BAR CHART APPEARS HERE]
portfolio's performance each
year since its inception.

The table below the bar chart                       96    7.86
compares the portfolio's                            97    3.78
performance with the Russell                        98      XX
2500 Index, an index of the
stocks of approximately 2,500
mid-capitalization U.S. companies.       Best and worst quarterly performance
                                         during this period: * quarter 19**: * %
Looking at how a portfolio               * quarter 19**: * %
has performed in the
past is important - but it's
no guarantee of how it will
perform in the future.

Average annual total return                             Since inception
as of December 31, 1998                 1 year          (April 1, 1996)
--------------------------------------------------------------------------------
Aggressive Equity Portfolio/1/          * %             *
Russell 2500 Index                      * %             *

/1/ Alliance Capital Management L.P. began managing the portfolio on May 1, 1998 and some investment policies changed at that time. Another firm managed the portfolio before that date.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                          GROWTH LT PORTFOLIO
--------------------------------------------------------------------------------


                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
The portfolio's investment goal         This portfolio seeks long-term growth of
                                        capital in a manner consistent with the
                                        preservation of capital.


                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in a large number
                                        of companies of any size, from small
                                        emerging growth to well established
                                        companies. It principally invests in
                                        common stock.

                                        The portfolio manager looks for
This portfolio may invest some          companies that have high potential for
of its assets in foreign                earnings growth that may not be
companies. Investing globally           recognized by other investors. The
offers greater diversification          portfolio manager generally does not
because the portfolio can take          limit security selection to any industry
advantage of investment                 sector or use other defined selection
opportunities that are not              procedures. The realization of income is
available in the U.S.                   not a significant factor in considering
                                        portfolio securities. Before investing
                                        in a company, the portfolio manager may
                                        consider:

                                      . how much demand there is for the
                                        company's products and services

                                      . how the company is positioned against
                                        its competitors

                                      . the regulatory environment in which
                                        the company operates.

                                        When selecting companies located outside the U.S., the portfolio manager may also consider:

                                      . expected levels of inflation

                                      . government policies influencing
                                        business conditions

                                      . the outlook for currency relationships

                                      . prospects for relative economic growth
                                        among countries, regions or geographic
                                        areas.

                                        The portfolio may also invest in fixed
                                        income securities, including lower-rated
                                        "junk" bonds.

                                        The portfolio manager may use options,
                                        futures and other techniques to try to
                                        increase returns or to try to hedge
                                        against changes in interest rates or
                                        market declines. The manager may also
                                        use forward foreign currency contracts
                                        or derivatives to hedge against changes
                                        in currency exchange rates. The
                                        portfolio may lend some of its assets,
                                        as long as the loans it makes are
                                        secured.

                                        The portfolio may invest in U.S.
                                        government securities, higher-quality
                                        corporate fixed income securities, money market instruments or repurchase agreements if the manager believes they have growth potential or cannot find equity investments that meet investment criteria. The portfolio manager may temporarily change these strategies if he believes economic conditions make it necessary to try to protect the portfolio from potential loss.


                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Who manages the portfolio               Warren Lammert, III, vice president of
                                        Janus Capital Corporation, joined Janus
[LOGO OF JANUS APPEARS HERE]            in 1987 and is portfolio manager and
                                        executive vice president of Janus
The Growth LT Portfolio is              Mercury Fund and executive vice
managed by Janus Capital                president of Janus Investment Fund. He
Corporation. You'll find more           has also been the portfolio manager of
about Janus on page 44.                 various growth-oriented accounts since
                                        1991. He has a BA in economics from Yale
                                        University and an MA in economic history
                                        (with distinction) from the London
                                        School of Economics, and is a chartered
                                        financial analyst.

                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Risks you should be aware of            The Growth LT Portfolio principally
                                        invests in equity securities, which may
                                        go up or down in value, sometimes
                                        rapidly and unpredictably. While
                                        equities may offer the potential for
                                        greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:

This portfolio may not invest         . price volatility - the value of the
more than:                              portfolio changes as the prices of its
                                        investments go up or down. This
 . 10% of its assets in lower-rated      portfolio invests in companies that the
"junk" bonds                            portfolio manager believes have the
                                        potential for rapid growth, which may
 . 25% of its assets in foreign          give the portfolio a higher risk of
investments.                            price volatility than a portfolio that
                                        invests in equities that are
                                        "undervalued," for example.

                                        This portfolio may also invest in small
                                        and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                                      . risks of foreign investing - foreign
                                        investments may be riskier than U.S.
                                        investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may use options, futures
                                        contracts and other investment
                                        techniques to help it achieve its
                                        investment goal. There's always a risk
                                        that these techniques could reduce
                                        returns or increase the portfolio's
                                        volatility.

                                      . short-term trading - the portfolio may
                                        engage in short-term trading, which
                                        could result in higher trading costs.


                                         [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
How the portfolio has performed          Year by year total return (%)
                                         as of December 31 each year
The bar chart shows the
portfolio's performance each                [BAR CHART APPEARS HERE]
year since its inception.

The table below the bar chart                     94    13.25
compares the portfolio's                          95    36.75
performance with the Russell                      96    17.87
2500 Index, an index of 2,500                     97    10.96
U.S. mid-cap companies, and                       98       XX
the Standard & Poor's 500
Composite Stock Price Index,
an index of the stocks of
approximately 500                        Best and worst quarterly performance
large-capitalization U.S.                during this period: * quarter 19**: * %
companies.                               * quarter 19**:  * %

Looking at how a portfolio has
performed in the past is
important - but it's
no guarantee of how it will
perform in the future.

Average annual total return                                    Since inception
as of December 31, 1998                               1 year  (January 4, 1994)
--------------------------------------------------------------------------------
Growth LT Portfolio                                     * %     * %
Russell 2500 Index                                      * %     * %
Standard & Poor's 500 Composite Stock Price Index       * %     * %

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
 The portfolio's investment goal        This portfolio seeks long-term growth of
                                        capital and income.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
 What the portfolio invests in          This portfolio's principal investment
                                        strategy is to invest in common stocks
                                        of large and medium-sized U.S.
                                        companies, but it may invest in small
 The portfolio manager tries to         companies or in companies located
 achieve gross income of 75% of         outside the U.S. that are listed on a
 the dividend income generated          U.S. stock exchange.
 on the stocks included in the
 Standard and Poor's 500                The portfolio is managed by a team of
 Composite Stock Price Index.           portfolio managers who maintain industry
 When selecting stocks,                 sector weightings that are similar to
 however, the manager puts more         those of the Standard & Poor's 500
 emphasis on the potential for          Composite Stock Price Index. The team
 capital appreciation than on           moderately underweights or overweights
 current dividends.                     sectors when it believes this will
                                        enhance performance.

                                        The team chooses companies to invest in
                                        within these industry sectors using a
                                        three-step process:

                                        Research - the team looks at company
                                        prospects over the short term as well as over a relatively long period - often as much as five years - to gain insight into a company's real growth potential.

                                        Value - the team ranks the companies in
                                        each industry group according to their
                                        relative value using quantitative
                                        earnings, cash flow and dividend
                                        analysis and forecasts. The more the
                                        team's estimated worth of a company
                                        exceeds the current market price of its
                                        stock, the more undervalued it considers the company.

                                        Stock selection - using the research
                                        and valuation rankings as a guide, the
                                        team buys stocks that are undervalued
                                        and considers selling them when they
                                        appear overvalued. Along with attractive valuation, the team considers a number of other criteria, including:

                                      . events that could trigger a rise in a
                                        stock's price

                                      . high potential reward compared with
                                        potential risk

                                      . temporary mispricings caused by market
                                        overreactions.

                                        The portfolio invests principally in
                                        dividend-paying common stock. It may
                                        also invest in other equity securities
                                        like non-dividend-paying common stock
                                        and preferred stock, and in fixed income securities that can be converted into equity securities.

                                        The portfolio may invest in index
                                        options, stock index futures and other
                                        techniques to try to increase returns,
                                        to try to gain access to a market or as
                                        a substitute for buying the securities
                                        in the index. The portfolio may also
                                        lend some of its assets, as long as the
                                        loans it makes are secured. The team may temporarily change these strategies if it believes economic conditions make it necessary to try to protect the portfolio from potential loss.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
 Who manages the portfolio              William Riegel, managing director, is a
                                        senior equity portfolio manager in the
[LOGO OF J.P. MORGAN INVESTMENT         U.S. equity and balanced accounts group.
 APPEARS HERE]                          He started his career with J.P. Morgan
                                        in 1979 as an investment research
 The Equity Income Portfolio is         analyst specializing in energy and
 managed by a team of portfolio         machinery companies, and joined the
 managers at J.P. Morgan                equity group in 1984. He assumed
 Investment Management Inc.             responsibility for managing convertible
 You'll find more about J.P.            portfolios in 1987, and began managing
 Morgan on page 44.                     the Equity Income Portfolio in 1997. He
                                        graduated from Williams College in 1978
                                        and is a chartered financial analyst.

                                        Henry Cavanna, managing director, is a
                                        senior equity portfolio manager in the
                                        U.S. equity and balanced accounts group.
                                        He joined J.P. Morgan in 1971 and his
                                        first assignment was in pension
                                        administration. He began managing the
                                        Equity Income Portfolio in 1997, and has a BA from Boston College and an LLB from the University of Pennsylvania.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The Equity Income Portfolio principally
                                        invests in equity securities, which may
                                        go up or down in value, sometimes
                                        rapidly and unpredictably. While
                                        equities may offer the potential for
                                        greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of its
                                        investments go up or down. The portfolio manager tries to control price volatility by investing in many different companies in a wide range of industries.

                                      . risks of using derivatives - this
                                        portfolio may use options, futures
                                        contracts and other investment
                                        techniques to help it achieve its
                                        investment goal. There's always a risk
                                        that these techniques could reduce
                                        returns or increase the portfolio's
                                        volatility.

                                      . risks of foreign investing - foreign
                                        investments may be riskier than U.S.
                                        investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year/1/

The bar chart shows the                      [BAR CHART APPEARS HERE]
portfolio's performance each
year for the past 10 years.                  89        29.22
                                             90        -7.54
The table below the bar chart                91        31.42
compares the portfolio's                     92         5.36
performance with the Standard                93         8.29
& Poor's 500 Composite Stock                 94        -0.28
Price Index, an index of the                 95        31.66
stocks of approximately 500                  96        19.43
large-capitalization U.S.                    97        28.60
companies.                                   98           XX

Looking at how a portfolio              Best and worst quarterly performance
has performed in the past is            during this period: * quarter 19**:
important - but it's no                 * % * quarter 19**:  * %
guarantee of how it will
perform in the future.

Average annual total return
as of December 31, 1998                1 year          5 years         10 years
--------------------------------------------------------------------------------
Equity Income Portfolio/1/             * %             * %             * %
Standard & Poor's 500
 Composite Stock Price Index           * %             * %             * %


/1/ J.P. Morgan Investment Management Inc. began managing the portfolio on
    January 1, 1994, and some investment policies changed at that time. Another firm managed the portfolio before that date.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    MULTI-STRATEGY PORTFOLIO
--------------------------------------------------------------------------------

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
The portfolio's investment goal         This portfolio seeks to provide a high
                                        total return from a portfolio of equity
                                        and fixed income securities. Total
                                        return will consist of income plus
                                        realized and unrealized capital gains
                                        and losses.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in a mix of equity and fixed income securities.

A portfolio that invests in a           Equity securities, which usually make up
mix of fixed income and equity          about 60% of the portfolio, are
securities tends to be less             principally the common stock of large
volatile than a portfolio that          and medium-sized U.S. companies. The
invests principally in                  portfolio may also invest in preferred
equities.                               stock, warrants, rights and fixed income
                                        securities that can be converted into
Duration is a mathematical              equity securities. Fixed income
measure of the average life of          securities of any credit rating, which
a bond that includes its                usually make up about 40% of the
yield, coupon, final maturity           portfolio, are principally bonds and
and call features. It's often           notes issued by U.S. and foreign
used to measure the potential           companies and governments, and mortgage
volatility of a bond's price,           related securities including stripped
and is considered a more                mortgage related securities.
accurate measure than maturity
of a security's sensitivity to          The portfolio management team allocates
changes in interest rates.              assets among equity and fixed income
                                        securities using a variety of analytical tools, and then periodically rebalances the portfolio to try to increase returns and reduce risk. The team will vary the percentage allocated to the two types of securities depending on its analysis of market conditions.

                                        Within the equity portion of the
                                        portfolio, the team uses the same
                                        three-step investment process it uses
                                        for the Equity Income Portfolio. That
                                        process includes research, valuation of
                                        companies using quantitative dividend
                                        analysis, and selection of individual
                                        stocks based on their relative
                                        valuation.

                                        Within the fixed income portion of the
                                        portfolio, the team sets duration
                                        objectives based on the yield curve,
                                        allocates assets across a broad range of fixed income sectors, and then selects individual securities based on research by a team of managers, analysts and traders. The average duration of the portfolio will usually be within one year of the duration of the Lehman Brothers Aggregate Bond Index. The index had an average duration of [4.75] years on March 31, 1999.

                                        The team may use options, futures
                                        contracts and other techniques to try to increase returns or to try to hedge changes in interest rates. The team may also use derivatives to hedge against changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               William Riegel, managing director, is a
                                        senior equity portfolio manager in the
[LOGO OF J.P. MORGAN INVESTMENT]        equity and balanced accounts group. He
 APPEARS HERE]                          started his career with J.P. Morgan in
                                        1979 as an investment research analyst
The Multi-Strategy Portfolio            specializing in energy and machinery
is managed by a team of                 companies, and joined the equity group
portfolio managers at J.P.              in 1984. He assumed responsibility for
Morgan Investment Management            managing convertible portfolios in 1987,
Inc. You'll find more about             and began managing the Multi-Strategy
J.P. Morgan on page 44.                 Portfolio in 1997. He graduated from
                                        Williams College in 1978 and is a
                                        chartered financial analyst.

                                        Henry Cavanna, managing director, is a
                                        senior equity portfolio manager in the
                                        U.S. equity and balanced accounts group.
                                        He joined J.P. Morgan in 1971 and his
                                        first assignment was in pension
                                        administration. He began managing the
                                        Multi-Strategy Portfolio in 1997. He has a BA from Boston College and an LLB from the University of Pennsylvania.

                                        William Tennille, vice president, joined
                                        J.P. Morgan in 1992. He began managing
                                        the Multi-Strategy Portfolio in 1997. He is a fixed income portfolio manager for pension and institutional accounts and also serves as a mortgage-backed and derivatives investment specialist for the fixed income group. He is a graduate of the University of North Carolina.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The Multi-Strategy Portfolio invests in
                                        a mix of equity and fixed income
                                        securities. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. Fixed income securities are affected primarily by the financial condition of the company that has issued it, and changes in interest rates. The portfolio may be affected by the following risks, among others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of its
                                        investments go up or down. This
                                        portfolio invests in large and
                                        medium-sized companies, which tend to
                                        have less volatile prices than smaller
                                        companies. The portfolio may, however,
                                        invest in smaller companies.

                                      . changes in interest rates - the
                                        portfolio's fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

                                      . credit risk - the portfolio could lose
                                        money if the issuer of a fixed income
                                        security is unable to meet its financial
 This portfolio may not invest          obligations or goes bankrupt.
 more than 10% of its assets in
 foreign fixed income                 . risks of foreign investing - foreign
 securities.                            investments may be riskier than U.S.
                                        investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may use index options, futures contracts and other investment techniques to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                      . short-term trading - the portfolio can
                                        engage in short-term trading, which
                                        could result in higher trading costs.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year/1/

The bar chart shows the portfolio's
performance each year for the past           [BAR CHART APPEARS HERE]
10 years.
                                                 89     23.42
The table below the bar chart                    90     -1.47
compares the portfolio's                         91     24.03
performance with the Standard &                  92      5.57
Poor's 500 Composite Stock Price                 93      9.25
Index, an index of the stocks of                 94     -1.50
approximately 500                                95     25.25
large-capitalization U.S.                        96     12.56
companies, and the Lehman Brothers               97     19.62
Aggregate Bond Index, an index of                98        XX
fixed income securities.

Looking at how a portfolio              Best and worst quarterly performance
has performed in the past is            during this period: * quarter 19**: * %
important - but it's no guarantee       * quarter 19**:  * %
of how it will perform in the future.

Average annual total return
as of December 31, 1998                1 year         5 years        10 years
--------------------------------------------------------------------------------
Multi-Strategy Portfolio/1/            * %            * %            * %
Standard & Poor's 500
Composite Stock Price Index            * %            * %            * %

/1/ J.P. Morgan Investment Management Inc. began managing the portfolio on
    January 1, 1994, and some investment policies changed at that time. Another firm managed the portfolio before that date.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    LARGE-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
The portfolio's investment goal         This portfolio seeks long-term growth of
                                        capital. Current income is of secondary
                                        importance.

                                        This portfolio is not available for:

                                      . Pacific Corinthian variable annuity
                                        contracts

                                      . Pacific Select variable life insurance
                                        policies.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in common and
                                        preferred stocks of large U.S.
                                        companies. It tends to emphasize
                                        companies with a total market
A company's "capitalization"            capitalization of more than $5 billion
is a measure of its size.               that are included in the Standard &
Capitalization is calculated            Poor's 500 Composite Stock Price Index.
by multiplying the current              It may also invest in foreign companies
share price by the number of            and fixed income securities and
shares held by investors.               securities that can be converted into
                                        equity securities.
Undervalued companies may be
fundamentally strong, but not           The portfolio management team looks for
fully recognized by investors.          companies that are undervalued or
Their shares could be good              expected to grow. It focuses on
investments because their               companies that meet one or more of the
prices do not reflect the true          following criteria:
value of the company.
                                      . companies that are believed to be
                                        fundamentally strong, but that aren't
                                        fully recognized by other investors

                                      . companies that are experiencing or
                                        that are expected to experience internal changes, like changes in corporate structure or capitalization

                                      . companies that are developing new
                                        products, expanding into new markets, or taking advantage of changes in technology or of other changes in the industry or regulatory environment.

                                        The portfolio manager may use options,
                                        futures contracts and other techniques
                                        to try to increase returns or to try to
                                        hedge against changes in interest rates.
                                        The manager may also use derivatives to
                                        hedge changes in currency exchange
                                        rates. The portfolio may lend some of
                                        its assets, as long as the loans it
                                        makes are secured.

                                        The portfolio may invest any amount in
                                        fixed income securities for current
                                        income.

                                        The team may temporarily change these
                                        strategies if it believes economic
                                        conditions make it necessary to try to
                                        protect the portfolio from potential
                                        loss.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               Jack Cunningham is a portfolio manager
                                        and vice president of SaBAM, and is
[LOGO OF SALOMON BROTHERS               responsible for directing investment
 ASSET MANAGEMENT APPEARS               policy and strategy. He is a portfolio
 HERE]                                  manager of the Salomon Brothers
                                        Investors Fund and an equity analyst
The Large-Cap Value Portfolio           responsible for covering the food,
is managed by a team of                 tobacco, restaurant and real estate
portfolio managers at Salomon           industries. He has managed the Large-Cap
Brothers Asset Management Inc           Value Portfolio since it started on
(SaBAM). You'll find more               January 4, 1999. Before joining SaBAM in
about SaBAM on page 45.                 1996, Jack worked as an investment
                                        banker and financial analyst for Salomon
                                        Brothers Energy Group. He holds a BA in
                                        English from the University of Virginia
                                        and an MBA from the Amos Tuck School at
                                        Dartmouth College.

                                        Jack is supported by a team of 18 U.S.
                                        equity professionals, each of whom have
                                        specific fundamental and quantitative
                                        research skills relating to all stages
                                        of SaBAM's equity investment process.

                                        [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The Large-Cap Value Portfolio
                                        principally invests in equity
                                        securities, which may go up or down in
                                        value, sometimes rapidly and
                                        unpredictably. While equities may offer
                                        the potential for greater long-term
                                        growth than most fixed income
                                        securities, they generally have higher
                                        volatility. The portfolio may be
                                        affected by the following risks, among
                                        others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of the
                                        investments it holds go up or down. The
                                        portfolio invests in large companies,
                                        which tend to have more stable prices
                                        than smaller companies.

This portfolio may not invest         . risks of foreign investing - foreign
more than 20% of its assets in          investments may be riskier than U.S.
foreign securities.                     investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may use options, futures
                                        contracts and other investment
                                        techniques to help it achieve its
                                        investment goal. There's always a risk
                                        that these techniques could reduce
                                        returns or increase the portfolio's
                                        volatility.

Salomon Brothers
Assets Management Inc

This portfolio has no
historical performance because
it started on January 4, 1999.

The chart to the right shows
the historical performance of
the Salomon Brothers Investors
Fund, a mutual fund managed by
Salomon Brothers Investment
Management Inc since May 1,
1990. This fund has investment
objectives, policies and
strategies that are similar to
those of the Large-Cap Value
Portfolio.

This information is designed
to demonstrate the historical
track record of the portfolio
manager. The total returns
represent past performance
of the Salomon Investors Fund,
and not the Large-Cap Value
Portfolio. This information is
not intended to imply how the
Large-Cap Portfolio has
performed or will perform.
These returns do not reflect
deductions for separate
account or contract level
charges.

[GRAPHIC APPEARS HERE]
--------------------------------------------------------------------------------
Performance of a similar account managed by SaBAM

Annual total returns, and average annual total returns for the periods ending December 31, 1998

------------------------------------------------------------------------------------------
                                        Salomon Investors Fund,
                                        adjusted to reflect estimated
               Salomon Investors Fund,  expenses of the Large-Cap
Year           Class O (%)              Value Portfolio (%)              S&P 500 (%)
------------------------------------------------------------------------------------------
1998            *.**                     *.**                             *.**
1997           26.47                    26.56                            33.36
1996           30.55                    30.58                            22.96
1995           35.48                    35.73                            37.58
1994           (1.26)                   (1.46)                            1.32
1993           15.17                    15.08                            10.08
1992            7.44                     7.30                             7.62
1991           29.31                    29.32                            30.47
one year        *.**                     *.**                             *.**
three years     *.**                     *.**                             *.**
five years      *.**                     *.**                             *.**
since inception
5/1/90/1/       *.**                     *.**                             *.**
------------------------------------------------------------------------------------------

/1/ Salomon Investors Fund has been managed by SaBAM since May 1, 1990. It was managed by another firm prior to that date.

    The returns in the first column in the table reflect advisory fees and operating expenses of the Salomon Investors Fund, Class O.

    The second column shows gross performance of the Salomon Investors Fund, adjusted to reflect estimated fees and expenses of the Large-Cap Value Portfolio.

    The third column shows performance of the S&P 500, an index of the stocks of approximately 500 large-capitalization U.S. companies, during the same periods.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    MID-CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------

The portfolio's investment goal           This portfolio seeks capital
                                          appreciation.

                                          This portfolio is not available for:

                                        . Pacific Corinthian variable annuity
                                          contracts

                                        . Pacific Select variable life insurance
                                          policies.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------

What the portfolio invests in             This portfolio's principal investment
                                          strategy is to invest at least 80% of
A company's "capitalization"              its assets in the common stocks of
is a measure of its size.                 medium-sized U.S. companies that are
Capitalization is calculated              believed to be undervalued. It tends
by multiplying the current                to emphasize companies with a total
share price by the number of              market capitalization of between $1
shares held by investors.                 billion and $5 billion that are
                                          included in the Russell Midcap Index.
Selling short is the opposite
of a typical stock market                 The portfolio management team
transaction. Instead of buying            determines a company's value by
a stock and then selling                  comparing its share price with its
it--hopefully at a higher                 return on total capital or equity.
price--you sell the stock                 Companies are considered undervalued
first, and then buy it back,              when their share price is lower than
hopefully at a lower price. In            their estimated worth or growth
a short sale, you normally                prospects.
borrow the stock you're
selling.                                  The portfolio management team attempts
                                          to identify undervalued securities
                                          using traditional measures of value,
                                          including low price to earnings ratio,
                                          high yield, unrecognized assets,
                                          potential for management change and
                                          the potential to improve
                                          profitability. The team's global
                                          investment specialists apply both
                                          quantitative and qualitative analysis
                                          to securities selection. The team
                                          focuses on individual stock selection
                                          rather than on forecasting stock
                                          market trends.

                                          The team may also invest in equity
                                          securities of larger companies, fixed
                                          income securities, and foreign equity
                                          and fixed income securities.

                                          To help it achieve its investment
                                          goal, the portfolio may lend some of
                                          its assets, as long as the loans it
                                          makes are secured. It may use borrowed
                                          money to make investments, which may
                                          include short selling securities it
                                          doesn't own. The portfolio manager may
                                          use options, futures contracts and
                                          other techniques to try to increase
                                          returns or to try to hedge against
                                          changes in interest rates. The manager
                                          may also use derivatives to hedge
                                          against changes in currency exchange
                                          rates.

                                          The team may temporarily change these
                                          strategies if it believes economic
                                          conditions make it necessary to
                                          protect the portfolio from potential
                                          loss. In this case, the portfolio may
                                          invest any amount in larger companies,
                                          short-term money market instruments or
                                          cash.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------

Who manages the portfolio                 Herbert W. Gullquist, chief investment
                                          officer of Lazard and a managing
[LOGO OF LAZARD APPEARS HERE]             director, is responsible for ensuring
                                          that all investment activity follows
The Mid-Cap Value Portfolio is            Lazard's investment philosophy and
managed by a team of portfolio            guidelines. He has managed the Mid-Cap
managers at Lazard Asset                  Value Portfolio since it started on
Management. You'll find more              January 4, 1999. He has 37 years of
about Lazard on page 44.                  investment management experience.
                                          Before joining Lazard in 1982, Mr.
                                          Gullquist was a general partner of
                                          Oppenheimer & Company Inc. and a
                                          managing director and the chief
                                          investment officer of Oppenheimer
                                          Capital Corp. He has a BA from
                                          Northwestern University.

                                          Eileen D. Alexanderson, managing
                                          director of Lazard Freres & Co. LLC,
                                          is responsible for U.S./global equity
                                          management and overseeing the day-to-
                                          day operations of the U.S. equity
                                          investment team. She has managed the
                                          Mid-Cap Value Portfolio since it
                                          started on January 4, 1999. Ms.
                                          Alexanderson joined Lazard in 1979 and
                                          has 18 years of investment experience.
                                          She is a chartered financial analyst
                                          and has a BS from St. John's
                                          University.

                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Risks you should be aware of              The Mid-Cap Value Portfolio
                                          principally invests in equity
                                          securities, which may go up or down in
                                          value, sometimes rapidly and
                                          unpredictably. While equities may
                                          offer the potential for greater long-
                                          term growth than most fixed income
                                          securities, they generally have higher
                                          volatility. The portfolio may also be
                                          affected by the following risks, among
                                          others:

This portfolio may not invest           . price volatility - the value of the
more than 15% of its assets in            portfolio changes as the prices of the
foreign investments.                      investments it holds go up or down.
                                          This portfolio invests in medium-sized
                                          companies, which are more susceptible
                                          to price swings than larger companies,
                                          but usually tend to have less volatile
                                          price swings than smaller companies.

                                        . risks of foreign investing - foreign
                                          investments may be riskier than U.S.
                                          investments for many reasons,
                                          including changes in currency exchange
                                          rates, unstable political and economic
                                          conditions, a lack of adequate company
                                          information, differences in the way
                                          securities markets operate, less
                                          secure foreign banks or securities
                                          depositories than those in the U.S.,
                                          and foreign controls on investment.

                                        . risks of using derivatives - this
                                          portfolio may use options, futures
                                          contracts and other investment
                                          techniques to help it achieve its
                                          investment goal. There's always a risk
                                          that these techniques could reduce
                                          returns or increase the portfolio's
                                          volatility.

                                        . risks of leveraging - leveraging, or
                                          using borrowed money to buy
                                          securities, can magnify the gain --
                                          and the loss -- on the security. The
                                          portfolio will be charged interest on
                                          any money it borrows. The lender will
                                          have priority over shareholders
                                          against the portfolio's assets.

Lazard Asset Management

This portfolio has no historical
performance because it started on
January 4, 1999.

The chart to the right shows the
historical performance of the Lazard
U.S. Mid Cap Equity Composite which
is made up of five of Lazard's
advisory accounts. Each account in
the composite has investment objectives, policies and strategies that are similar to those of the Mid-Cap Value Portfolio, except that leverage has not been a strategy used for the Lazard accounts.

This information is designed to
demonstrate the historical track record
of the portfolio manager. The total
returns represent past performance of the Lazard U.S. Equity Composite and not the
Mid-Cap Value Portfolio. This information is not intended to imply how the Mid-Cap
Value Portfolio has performed or will
perform. These returns do not reflect
deductions for separate account or
contract level charges.


[GRAPHIC APPEARS HERE]
--------------------------------------------------------------------------------

Performance of similar accounts managed by Lazard Asset Management

Annual total returns, and average annual total returns for the periods ending December 31, 1998
--------------------------------------------------------------------------------


                                        Lazard U.S. Mid-Cap Equity
                                        Composite, adjusted to reflect
                 Lazard U.S. Mid-Cap    estimated expenses of the        Russell Midcap
Year             Equity Composite (%)   Mid-Cap Value Portfolio (%)      Index (%)
---------------------------------------------------------------------------------------------
1998                *.**                 *.**                             *.**

1997               28.46                27.83                            29.01

1996               24.70                24.06                            19.00

one year            *.**                 *.**                             *.**

since inception
1/1/96              *.**                 *.**                             *.**


The results shown above are a composite of actual performance for five advisory accounts, calculated according to the standards set by the Association for Investment Management and Research (AIMR). The accounts in the composite were not subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which if imposed, could have affected the performance.

The first column in the table shows performance of the Lazard U.S. Mid-Cap Equity Composite after average advisory fees and other expenses charged to the accounts in the composite have been deducted. The fees and expenses of the composite include investment advisory fees, but not custody fees or other expenses normally paid by mutual funds and which the Mid-Cap Value Portfolio will pay. If these were included, returns would be lower.

The second column shows the gross performance of the composite, adjusted to reflect the estimated fees and expenses of the Mid-Cap Value Portfolio.

The third column shows performance of the Russell Midcap Index, an index consisting of 800 of the smallest companies in the Russell 1000 Index, for the same periods. The Russell 1000 Index is an index of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is an index of the 3,000 largest U.S. companies. Results include reinvested dividends.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    EQUITY PORTFOLIO
--------------------------------------------------------------------------------

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
The portfolio's investment goal         This portfolio's primary investment
                                        objective is capital appreciation.
                                        Current income is of secondary
                                        importance.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in large U.S.
                                        companies that have better prospects for growth than the general U.S. economy. It normally invests at least 90% of its assets in equity securities of U.S.
                                        issuers.

This portfolio is managed using a       Investments include principally common
computerized rating system that         stock, but the portfolio may also invest
tries to forecast how companies         in fixed income securities that can be
will perform based on an analysis       converted into equity securities, and
of a broad range of variables           warrants. The portfolio management team
that measure their value, growth,       uses the Russell 1000 Growth Index as an
momentum and risk, and on the           overall model for the portfolio. The
portfolio managers' outlook on          team tries to:
the market.
                                      . maintain industry, style, capitalization
                                        and risk characteristics that are
                                        similar to the index.

                                      . find companies with capitalizations and
                                        earnings growth expectations that are
                                        above the average of the index and with
                                        dividend yields that are below the
                                        average of the index.

                                        The team selects individual companies
                                        using a comprehensive proprietary
                                        computerized rating system, called a
                                        "multifactor model," combined with
                                        fundamental research.

                                        The portfolio managers may use index
                                        options to try to increase returns. The
                                        portfolio may also lend some of its
                                        assets, as long as the loans it makes
                                        are secured.

                                        The team may temporarily change these
                                        strategies if it believes that economic
                                        conditions make it necessary to try to
                                        protect the portfolio from potential
                                        loss. In this case, the portfolio may
                                        invest in U.S. government securities,
                                        corporate bonds, repurchase agreements,
                                        or money market instruments, which may
                                        prevent the portfolio from achieving its investment goal.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
Who manages the portfolio               Robert Jones, managing director, has 17
                                        years of investment experience. Before
[LOGO OF GOLDMAN SACHS APPEARS HERE]    joining Goldman Sachs in 1989, he
                                        provided quantitative research for a
                                        major banking firm and an options
                                        consulting firm. His articles on
                                        quantitative techniques have been
                                        published in leading financial journals.
                                        He has a BA from Brown University and an
                                        MBA from the University of Michigan, and
                                        is a chartered financial analyst. He
                                        began managing the Equity Portfolio in
                                        1998.
The Equity Portfolio is managed
by a team of portfolio managers         Victor Pinter, vice president, was a
at Goldman Sachs Asset Management.      consultant at Chase Econometrics/IDC and
You'll find more about Goldman          a project manager in the Information
Sachs on page 43.                       Technology Division of Goldman Sachs
                                        before he joined Goldman Sachs in 1985.
                                        He has a BS from Brooklyn College and an MBA from New York University's Stern
                                        School of Business. He joined the
                                        quantitative equity management team in
                                        1992.

                                        Kent Clark, vice president, has a
                                        Bachelor of Commerce from the University of Calgary and an MBA from the University of Chicago, and is a chartered financial analyst. His research has been published in The Journal of Financial and Quantitative Analysis. He joined the quantitative equity management team in 1992.

                                        Melissa Brown, vice president, is a
                                        product manager for the quantitative
                                        equity group. Before joining Goldman
                                        Sachs in 1998, she was the director of
                                        quantitative equity research at
                                        Prudential Securities for 14 years, was
                                        on Prudential's investment policy
                                        committee, and appeared on Institutional
                                        Investor Magazine's "All-Star" list
                                        every year from 1988 to 1997. She is a
                                        chartered financial analyst, and has a
                                        BS in economics from the Wharton School
                                        of the University of Pennsylvania and an MBA in finance from New York University.

                                       [GRAPHIC APPEARS HERE]
                                       ----------------------------------------
Risks you should be aware of            The Equity Portfolio principally invests
                                        in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of the
                                        investments it holds go up or down. This portfolio principally invests in large companies, which tend to have less volatile prices than smaller companies. The portfolio managers also look for companies they think have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.

                                      . risks of using derivatives - this
                                        portfolio may use index options and
                                        other investment techniques to help it
                                        achieve its investment goals. There's
                                        always a risk that these techniques
                                        could reduce returns or increase the
                                        portfolio's volatility.

                                      . short-term trading - the portfolio can
                                        engage in short-term trading, which
                                        could result in higher trading costs.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year/1/

The bar chart shows the portfolio's                89     30.12
performance each year for the past                 90     -2.55
10 years.                                          91     29.77
                                                   92      6.30
The table below the bar chart                      93     16.06
compares the portfolio's performance               94     -2.87
with the Russell 1000 Growth Index,                95     23.80
an index of large companies that                   96     28.03
have high price-to-book ratios                     97     18.18
and forecasted growth values. It                   98        XX
also compares performance with
the Standard & Poor's 500 Composite
Stock Price Index, an index of          Best and worst quarterly performance
the stocks of approximately 500         during this period: * quarter 19**: * %
large-capitalization U.S. companies.    * quarter 19**: * %

Looking at how a portfolio has
performed in the past is
important - but it's no guarantee
of how it will perform in the future.



Average annual total return
as of December 31, 1998                                1 year        5 years      10 years
------------------------------------------------------------------------------------------
Equity Portfolio/1/                                    * %           * %          * %
Russell 1000 Growth Index                              * %           * %          * %
Standard & Poor's 500 Composite Stock Price Index      * %           * %          * %


/1/ Goldman Sachs Asset Management began managing the portfolio on May 1, 1998, and some investment policies changed at that time. Another firm managed the portfolio before that date. Performance of the Equity Portfolio before 1995 is based on the performance of the portfolio of the Pacific Corinthian Variable Fund, which the Pacific Select Fund acquired on December 31, 1994.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    BOND AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
The portfolio's investment goal         This portfolio seeks to provide total
                                        return and income consistent with
                                        prudent investment management.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in a wide range of
                                        fixed income securities with varying
Total return is made up of income       terms to maturity, with an emphasis on
plus any gains in the value of the      long-term bonds. The portfolio normally
portfolio's securities.                 invests at least 80% of its assets in
                                        securities that are rated investment
                                        grade at the time of investment by a
                                        credit rating agency, or that have not
                                        been rated, but the portfolio management team considers to be of comparable quality.

                                        These principally include:

                                      . corporate bonds and notes of U.S.
                                        companies, some of which may be high
                                        yield ("junk") bonds

                                      . U.S. treasury bonds and notes, or
                                        options or futures on them
Duration is a mathematical measure
of the average life of a bond that    . fixed income securities issued by
includes its yield, coupon, final       foreign companies and governments
maturity and call features. It is       that are denominated in U.S. dollars or
often used to measure the potential     foreign currencies, some of which may
volatility of a bond's price, and       be issued by governments in emerging
is considered a more accurate           market countries
measure than maturity of a
security's sensitivity to changes     . mortgage related securities, including
in interest rates.                      stripped mortgage related securities and
                                        other assetbacked securities

                                      . fixed income securities with variable
                                        interest rates

                                      . fixed income securities that can
                                        be converted to equity securities.

                                        The portfolio management team chooses
                                        investments that have short,
                                        intermediate and long terms to maturity.
                                        The team uses duration management as a
                                        fundamental part of the portfolio's
                                        strategy. The average duration of the
                                        portfolio will usually be within
                                        one-half year of the duration of the
                                        Lehman Brothers Government/Corporate
                                        Long-Term Bond Index. The index had an
                                        average duration of [10.13] years on
                                        March 31, 1999.

                                        The team may also use options, futures
                                        contracts and other hedging techniques
                                        when necessary to try to offset the
                                        effects of changes in interest rates and currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
Who manages the portfolio               Jonathan Beinner, managing director, is
                                        co-head of the U.S. fixed income team,
[LOGO OF GOLDMAN SACHS APPEARS HERE]    and heads the mortgage-backed and
                                        asset-backed securities group. He has
                                        two BS degrees from the University of
                                        Pennsylvania. He worked in the trading
                                        and arbitrage group of Franklin Savings
                                        Associates before joining Goldman Sachs
                                        in 1990. He began managing the Bond and
                                        Income Portfolio in 1998.

The Bond and Income Portfolio is        Richard Lucy, vice president, is a
managed by a team of portfolio          chartered financial analyst and holds BS
managers at Goldman Sachs Asset         and MBA degrees from New York
Management. You'll find more about      University. He managed fixed income
Goldman Sachs on page 43.               assets at Brown Brothers Harriman & Co.
                                        for nine years before joining Goldman
                                        Sachs in 1992. He began managing the
                                        Bond and Income Portfolio in 1998.

                                        [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
Risks you should be aware of            Since the Bond and Income Portfolio
                                        principally invests in fixed income
                                        securities of both U.S. and foreign
                                        issuers, it may be affected by the
                                        following risks, among others:

                                      . changes in interest rates - the value
The Bond and Income Portfolio tends     of the portfolio may fall when
to have the most interest rate risk     interest rates rise. Changes in
of the Pacific Select Fund bond         interest rates may have a significant
portfolios, because it invests in       effect on this portfolio, because it
bonds with longer terms to maturity,    primarily invests in securities with
and maintains a longer average          long terms to maturity and may use
portfolio duration.                     hedging techniques. Bonds with longer
                                        durations tend to be more sensitive
                                        to changes in interest rates, making
This portfolio may not invest more      them more volatile than bonds with
than:                                   shorter durations. The portfolio may
                                        also invest in mortgage related
 .  20% of its assets in                 securities and fixed income securities
   lower-rated "junk" bonds,            with variable interest rates. These can
   of which 15% may be in               reduce returns if interest rates go
   emerging markets                     down. Stripped mortgage related
                                        securities can be particularly
 .  10% of its assets in foreign         sensitive to changes in interest rates.
   investments denominated in
   foreign currencies                 . credit risk - the portfolio could lose
                                        money if the issuer of a fixed income
 .  10% of its assets in                 security is unable to meet its financial
   stripped mortgage related            obligations or goes bankrupt. This
   securities.                          portfolio may invest in high yield
                                        bonds, which may make it particularly
                                        subject to credit risk, especially
                                        during periods of economic uncertainty
                                        or during economic downturns.

                                      . inability to sell investments - the
                                        portfolio could lose money or not
                                        realize potential gains if it cannot
                                        sell an investment at the time and price that would be most beneficial to the portfolio. Securities whose credit ratings have been lowered, or that have been issued in emerging market countries, may be particularly difficult to sell.

                                      . risks of foreign investing - foreign
                                        investments may be riskier than U.S.
                                        investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may use options, futures
                                        contracts and other investment
                                        techniques to help it achieve its
                                        investment goal. There's always a risk
                                        that these techniques could reduce
                                        returns or increase the portfolio's
                                        volatility.



                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed       Year by year total return (%)
                                      as of December 31 each year/1/

The bar chart shows the portfolio's
performance each year for the past        [BAR CHART APPEARS HERE]
10 years.

The table below the bar chart                  89       17.04
compares the portfolio's performance           90        3.27
with the Lehman Brothers                       91       24.32
Government/Corporate Long-Term Bond            92        8.09
Index, an index of bonds with                  93       19.39
maturities of 10 years or more.                94       -8.36
                                               95       33.71
Looking at how a portfolio has                 96       -0.80
performed in the past is important             97       16.32
- but it's no guarantee of how it              98          XX
will perform in the future.

                                      Best and worst quarterly performance
                                      during this period: * quarter 19**: * %
                                      * quarter 19**: * %
Average annual total return
as of December 31, 1998                     1 year     5 years    10 years
--------------------------------------------------------------------------------
Bond and Income Portfolio/1/                * %        * %         * %
Lehman Brothers Government/Corporate
Long-Term Bond Index                        * %        * %         * %

/1/ Goldman Sachs Asset Management began managing the portfolio on May 1, 1998, and some investment policies changed at that time. Another firm managed the portfolio before that date. Performance of the Bond and Income Portfolio before 1995 is based on the performance of the portfolio of the Pacific Corinthian Variable Fund, which the Pacific Select Fund acquired on December 31, 1994.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
The portfolio's investment goal         This portfolio seeks to provide
                                        investment results that correspond to
                                        the total return of common stocks that
                                        are publicly traded in the United
                                        States.

                                       [GRAPHIC APPEARS HERE]
                                       -----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in companies that
                                        are included in the Standard & Poor's
                                        500 Composite Stock Price Index. It
                                        principally invests in common stock.

                                        The portfolio management team has two
                                        objectives:

The goal of an index fund is to       . match the returns of the index before
mirror the performance of a             taking into account portfolio costs
specific index. Because individual
investment selection is virtually       The portfolio usually holds between
eliminated, active portfolio            200 and 450 of the stocks in the index
management is not required.             and tries to match its industry
                                        weightings. Since the portfolio
This portfolio invests in companies     generally invests in securities that
that are included in the                are included in the index, it has
Standard & Poor's 500 Composite         similar risk characteristics and
Stock Price Index, an index of the      performance. The team periodically
stocks of approximately 500             reviews and rebalances the portfolio's
large-capitalization U.S.               investments to more closely track the
companies.                              performance of the index. It will not,
                                        however, actively manage the portfolio
                                        or carry out a financial analysis of its holdings.

                                        The team frequently uses index futures
                                        as a substitute for securities or to
                                        hedge against changes in securities
                                        prices.

                                        Portfolio returns will likely be lower
                                        than the index because of transaction
                                        costs and other expenses the portfolio
                                        has to pay. The portfolio's ability to
                                        match the returns of the index will also depend on the size of the portfolio, its cash flow, and how easy it is to sell the investments it holds.

                                      . lower transaction costs

                                        This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

                                        To help it achieve its investment goal,
                                        the portfolio may lend some of its
                                        assets, as long as the loans it makes
                                        are secured. The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

Who manages the portfolio               [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
[LOGO OF BANKERS TRUST APPEARS HERE]    The Equity Index Portfolio is managed by
                                        the Global Investment Management Group
                                        of Bankers Trust Company. Founded in
                                        1903, Bankers Trust is among the largest index fund managers in the world. You'll find more about Bankers Trust on page
                                        42.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The Equity Index Portfolio principally
                                        invests in equity securities, which may
                                        go up or down in value, sometimes
                                        rapidly and unpredictably. While
                                        equities may offer the potential for
                                        greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of the
                                        investments it holds go up or down. This portfolio primarily invests in large companies, which sometimes have less volatile prices than smaller companies.

                                      . stock market risk - The portfolio is
                                        not actively managed, and invests in
                                        securities included in the index
                                        regardless of their investment merit.
                                        The team cannot change this investment
                                        strategy, even temporarily to protect
                                        the portfolio from loss during poor
                                        economic conditions. This means the
                                        portfolio is susceptible to a general
                                        decline in the U.S. stock market.

                                      . risks of using derivatives - this
                                        portfolio frequently uses index futures
                                        and other investment techniques to help
                                        it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year

The bar chart shows the portfolio's
performance each year since its                 [BAR CHART APPEARS HERE]
inception.

The table below the bar chart compares              91    24.88
the portfolio's performance with the                92     6.95
Standard & Poor's 500 Composite Stock               93     9.38
Price Index, an index of the stocks                 94     1.05
of approximately 500                                95    36.92
large-capitalization U.S. companies.                96    22.36
                                                    97    32.96
Looking at how a portfolio has                      98       XX
performed in the past is important -
but it's no guarantee of how it will     Best and worst quarterly performance
perform in the future.                   during this period: * quarter 19**: * %
                                         * quarter * 19**: * %

Average annual total return
as of December 31, 1998                                                    Since inception
                                                    1 year     5 years     (January 30, 1991)
---------------------------------------------------------------------------------------------
Equity Index Portfolio                              * %        * %         * %
Standard & Poor's 500 Composite Stock Price Index   * %        * %         * %

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    SMALL-CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                     [GRAPHIC APPEARS HERE]
                                     -------------------------------------------
The portfolio's investment goal         This portfolio seeks investment results
                                        that correspond to the total return of
                                        an index of small capitalization
                                        companies.

                                        This portfolio is not available for:

                                      . Pacific Corinthian variable
                                        annuity contracts

                                      . Pacific Select variable life
                                        insurance policies.

                                     [GRAPHIC APPEARS HERE]
                                     -------------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in companies that
                                        are included in the Russell 2000 Small
                                        Stock Index. It principally invests in
                                        common stock.

                                        The portfolio management team has two
                                        objectives:

The goal of an index fund is to       . match the returns of the index
mirror the performance of a specific    before taking into account
index. Because individual investment    portfolio costs
selection is virtually eliminated,
active portfolio management is not      The portfolio can invest in any number
required and transaction costs are      of the stocks in the index and tries to
reduced.                                match its industry weightings. Since the
                                        portfolio generally invests in
                                        securities that are included in the
This portfolio invests in companies     index, it has similar risk
that are included in the Russell 2000   characteristics and performance. The
Small Stock Index, a broadly based      team periodically reviews and rebalances
index of the stocks of 2,000 smaller    the portfolio's investments to more
companies listed on a U.S. exchange.    closely track the performance of the
                                        index. It will not, however, actively
                                        manage the portfolio or carry out a
                                        financial analysis of its holdings.

                                        The team frequently uses index futures
                                        as a substitute for securities or to
                                        hedge against changes in securities
                                        prices.

                                        Portfolio returns will likely be lower
                                        than the index because of transaction
                                        costs and other expenses the portfolio
                                        has to pay. The portfolio's ability to
                                        match the returns of the index will also depend on the size of the portfolio, its cash flow, and how easy it is to sell the investments it holds.

                                      . lower transaction costs

                                        This portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

                                        To help it achieve its investment goal,
                                        the portfolio may lend some of its
                                        assets, as long as the loans it makes
                                        are secured. The portfolio may hold some cash for liquidity, but the team will not change these strategies at any time for any other reason.

                                     [GRAPHIC APPEARS HERE]
                                     -------------------------------------------
Who manages the portfolio               The Small-Cap Index Portfolio is managed
                                        by the Global Investment Management
[LOGO OF BANKERS TRUST                  Group of Bankers Trust Company. Founded
 APPEARS HERE]                          in 1903, Bankers Trust is among the
                                        largest index fund managers in the
                                        world. You'll find more about Bankers
                                        Trust on page 42.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The Small-Cap Index Portfolio
                                        principally invests in equity
                                        securities, which may go up or down in
                                        value, sometimes rapidly and
                                        unpredictably. While equities may offer
                                        the potential for greater long-term
                                        growth than most fixed income
                                        securities, they generally have higher
                                        volatility. The portfolio may be
                                        affected by the following risks, among
                                        others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of the
                                        investments it holds go up or down. This portfolio invests in small-cap companies, which tend to have higher price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

                                      . stock market risk - The portfolio is not
                                        actively managed, and invests in
                                        securities included in the index
                                        regardless of their investment merit. It cannot modify its investment strategy to respond to changes in the economy, which means the portfolio is susceptible to a general decline in the U.S. stock market.

                                      . risks of using derivatives - this
                                        portfolio frequently uses index options
                                        and other investment techniques to help
                                        it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.



Bankers Trust Company

This portfolio has no historical
performance because it started on
January 4, 1999.

The chart to the right shows the
historical performance of the BT
Advisor Small-Cap Index Fund, a mutual
fund managed by Bankers Trust. This
fund has investment objectives,
policies and strategies that are
similar to those of the Small-Cap
Index Portfolio.

This information is designed to
demonstrate the historical track
record of the portfolio manager.
The total returns represent past
performance of the BT Advisor
Small-Cap Index Fund, Institutional
Class, and not the Small-Cap Index
Portfolio. This information is not
intended to imply how the Small-Cap
Index Portfolio has performed or
will perform. These returns do not
reflect deductions for separate
account or contract level charges.

[GRAPHIC APPEARS HERE]

---------------------------------------------------------------------------------------------
Performance of a similar account managed by Bankers Trust Company

Annual total returns, and average annual total returns for the periods ending
December 31, 1998
---------------------------------------------------------------------------------------------
                                           BT Advisor Small-Cap
                   BT Advisor Small-Cap    Index Fund, adjusted to reflect
                   Index Fund,             estimated expenses of the       Russell 2000 Small
  Year             Institutional Class (%) Small-Cap Index Portfolio (%)   Stock Index (%)
---------------------------------------------------------------------------------------------
  1998                *.**                  *.**                            *.**

  1997               23.00                 23.69                           22.36

  1996/1/             4.76                  4.68                            5.19

  one year            *.**                  *.**                            *.**

  since inception
  7/10/96/1/          *.**                  *.**                            *.**
---------------------------------------------------------------------------------------------

/1/ Returns are calculated from July 31, 1996.

    The returns in the first column in the table reflect the advisory fees and operating expenses of the BT Advisor Small-Cap Index Fund, Institutional Class.

    The second column shows the gross performance of the fund, adjusted to reflect estimated fees and expenses of the Small-Cap Index Portfolio.

    The third column shows performance of the Russell 2000 Small Stock Index, an index of 2,000 small companies listed on a U.S. exchange, for the same periods. Results include reinvested dividends.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    REIT PORTFOLIO
--------------------------------------------------------------------------------

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
The portfolio's investment goal         This portfolio seeks current income and
                                        long-term capital appreciation.

                                        This portfolio is not available for:

                                      . Pacific Corinthian variable annuity
                                        contracts

                                      . Pacific Select variable life insurance
                                        policies.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest at least 65% of
                                        its assets in securities of real estate
                                        investment trusts. It may also invest in equity securities of real estate operating companies whose principal business is in the U.S. real estate industry. Some of these companies may be foreign.

Real estate investment trusts           The portfolio may also invest in
(REITs) and real estate operating       properties, including office and
companies are entities that own         industrial buildings, apartments,
portfolios of real estate. REITs        manufactured homes and hotels.
invest primarily in properties that
produce income and in real              The portfolio management team tries to
estate-related loans or interests.      earn gross income that's higher than the
                                        dividend yield of the Standard & Poor's
                                        500 Composite Stock Price Index.

                                        The portfolio management team uses a
                                        "top-down" process to determine how
                                        assets are allocated. The team focuses
                                        on key regional criteria that include
                                        demographic and macroeconomic factors
                                        like population, employment, household
                                        formation and income. When selecting
                                        securities, the team uses a "bottom-up"
                                        process that emphasizes value, and looks at underlying asset values, values per square foot and property yields.

                                        The team may use options and other
                                        techniques to try to increase returns,
                                        and futures contracts, interest rate
                                        derivative products and structured notes to try to hedge against changes in interest rates. To help it achieve its investment goal, the portfolio may lend some of its assets, as long as the loans it makes are secured.

                                        The team may change these strategies if
                                        it believes economic conditions make it
                                        necessary to try to protect the
                                        portfolio from a potential loss. In this case, the portfolio may invest any amount in investment grade short- and medium-term fixed income securities or cash.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               Theodore Bigman, principal, joined MSAM
                                        in 1995 and manages its U.S. real estate
[LOGO OF MORGAN STANLEY                 investment business. He has managed the
 ASSET MANAGEMENT INC.                  REIT Portfolio since it started on
 APPEARS HERE]                          January 4, 1999. Before joining MSAM, he
                                        was a director at CS First Boston, where
The REIT Portfolio is managed by        he established and managed the REIT
Morgan Stanley Asset Management         effort, and had primary responsibility
(MSAM). You'll find more about MSAM     for $2.5 billion of initial public
on page 44.                             offerings by real estate investment
                                        trusts. He graduated from Brandeis
                                        University in 1983 with a BA in
                                        Economics and received an MBA from
                                        Harvard University in 1987.

                                        Douglas A. Funke, vice president, joined
                                        MSAM in 1993. He is responsible for
                                        providing research and analytical
                                        support for its real estate investment
                                        business. He has been associated with
                                        the REIT Portfolio since its inception
                                        and was named associate portfolio
                                        manager on January [22], 1999. Before
                                        joining MSAM, he was a member of Morgan
                                        Stanley's Interest Rate and Foreign
                                        Exchange Risk Management Group, where he assisted in more than $3 billion of structured financings and firm-related risk management projects. He graduated from the University of Chicago in 1993 with a B.A. in Economics and Political Science.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Risks you should be aware of            The REIT Portfolio principally invests
                                        in equity securities, which may go up or
                                        down in value, sometimes rapidly and
                                        unpredictably. While equities may offer
                                        the potential for greater long-term
The portfolio is considered to be       growth than most fixed income
"non-diversified" because it may        securities, they generally have higher
invest in securities of a fewer         volatility. The portfolio may also be
number of issuers than other            affected by the following risks, among
portfolios. This increases the risk     others:
that its value could go down because
of the poor performance of a single   . price volatility - the value of the
investment.                             portfolio changes as the prices of the
                                        investments it holds go up or down. This portfolio invests in companies participating in the real estate industry. The prices of these companies are affected by real estate cycles, cash flows, availability of mortgage financing, changes in interest rates, overbuilding, property taxes and operating expenses, environmental regulation and changes in zoning laws and regulations.

                                      . risks of real estate investment trusts
                                        (REITs) - REITs expose the portfolio to
                                        the risks of the real estate market. For example, some REITs may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed to make distributions to investors. In addition, a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and have to pay management expenses.

                                      . risks of foreign investing - foreign
                                        investments may be riskier than U.S.
                                        investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may use options, futures
                                        contracts and other investment
                                        techniques such as interest-sensitive
                                        derivative products and structured notes to help it achieve its investment goal. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility. When it invests in structured notes and other derivatives, this portfolio is particularly sensitive to the risk that the other party to the derivative cannot meet its financial obligations to pay the portfolio.



Morgan Stanley Asset Management

This portfolio has no historical
performance because it started on
January 4, 1999.

The chart to the right shows the
historical performance of the Morgan
Stanley U.S. Real Estate Fund, a
mutual fund managed by Morgan
Stanley Asset Management. This fund
has investment objectives, policies
and strategies that are similar to
those of the REIT Portfolio.

This information is designed to
demonstrate the historical track
record of the portfolio manager.
The total returns represent past
performance of the Morgan Stanley
U.S. Real Estate Fund, Class A and
not the REIT Portfolio. This
information is not intended to
imply how the REIT Portfolio has
performed or will perform. These
returns do not reflect deductions
for separate account or contract
level charges.

[GRAPHIC APPEARS HERE]

---------------------------------------------------------------------------------------------
Performance of a similar account managed by Morgan Stanley Asset Management

Annual total returns and average annual total returns for the periods ending
December 31, 1998
---------------------------------------------------------------------------------------------

                                           Morgan Stanley U.S. Real
                   Morgan Stanley          Estate Fund, adjusted
                   U.S. Real Estate Fund,  to reflect estimated expenses   NAREIT Equity
  Year             Class A (%)             of the REIT Portfolio (%)       Index (%)
---------------------------------------------------------------------------------------------
  1998                *.**                  *.**                             *.**

  1997               27.62                 27.70                            20.29

  1996               39.56                 39.72                            35.26

  1995/1/            21.07                 20.93                            14.99

  one year            *.**                  *.**                             *.**

  since inception
  2/24/95             *.**                  *.**                             *.**
---------------------------------------------------------------------------------------------

/1/ Total return is based on the period from February 24, 1995 to December 31, 1995.

    The returns in the first column reflect advisory fees and expenses of the Morgan Stanley U.S. Real Estate Fund, Class A.

    The second column shows performance of the Morgan Stanley U.S. Real Estate Fund, Class A, adjusted to reflect estimated fees and expenses of the REIT Portfolio.

    The third column shows the gross performance of the North American Real Estate Investment Trust (NAREIT) Equity Index, an index of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ, for the same periods. Results include reinvested dividends.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
The portfolio's investment goal         This portfolio seeks long-term capital
                                        appreciation primarily through
                                        investment in equity securities of
                                        corporations domiciled in countries with developed economies and markets other than the United States. Current income from dividends and interest will not be an important consideration.

                                        [GRAPHIC APPEARS HERE]
                                        ----------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in companies of
                                        any size located in developed countries
                                        outside of the U.S. It may also invest
                                        in securities issued in emerging market
                                        countries.

The Morgan Stanley Capital              It invests at least 70% of its assets in
International Europe, Australasia,      common stock, but it may also invest in
Far East (EAFE) Index is made up        fixed income securities that can be
of over 1,100 stocks from 21            converted into equity securities.
developed markets in Europe,
Australia, New Zealand and Asia. The    The portfolio management team uses a
index reflects the relative size of     two-step process to manage the
each market and is a commonly used      portfolio:
benchmark for the performance of
companies in developed countries      . allocates assets among three geographic
outside North America.                  regions - the team decides on the
                                        optimal allocation of the portfolio's
                                        assets principally among Europe, Japan
                                        and developed Asia, including Australia
                                        and New Zealand, but may also invest
                                        in other countries. Regional allocation
                                        decisions are based on a variety of
                                        factors, including relative valuations,
                                        earnings expectations, macroeconomic
                                        factors, as well as input from the
                                        regional stock selection teams and from
                                        the firm's asset allocation committee,
                                        which is made up of eight of the
                                        company's most senior investment
                                        professionals.

                                      . invests in companies that are
                                        undervalued - once the team has
                                        determined the asset allocation,
                                        individual stocks are selected by
                                        regional portfolio management teams in
                                        London, Tokyo and Singapore. Each
                                        regional team is responsible for buying
                                        securities in Europe, Japan and Asia,
                                        respectively. The regional teams look
                                        for stocks with an estimated worth that
                                        they believe to be higher than their
                                        current share price. The regional
                                        specialists review each company's
                                        finances, products and management, and
                                        in many cases will meet with company
                                        management, before buying the stock for
                                        the portfolio. The portfolio may invest
                                        in companies of any size.

                                        The team may use currency hedging
                                        techniques like foreign currency forward contracts or options to offset changes in foreign exchange rates. The team may also use stock index futures to invest in foreign markets. To meet cash flow needs, the portfolio may invest some of its assets in cash or money market securities denominated in U.S. dollars or foreign currencies. It may also lend some of its assets, as long as the loans it makes are secured.

                                        The team may change these strategies if
                                        it believes economic conditions make it
                                        necessary to try to protect the
                                        portfolio from a potential loss. In this case, the portfolio may invest a portion of its assets in foreign or U.S. fixed income securities or money market instruments.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               Francine Bovich has been a portfolio
                                        manager at Morgan Stanley Asset
[LOGO OF MORGAN STANLEY                 Management since April 1993, and began
 ASSET MANAGEMENT INC.                  managing the International Portfolio in
 APPEARS HERE]                          1997. She serves as the U.S.
                                        Representative to the United Nations
The International Portfolio is          Investment Committee. She graduated from
managed by Morgan Stanley Asset         Connecticut College with a BA in
Management (MSAM). You'll find more     economics and received her MBA in
about MSAM on page 44.                  finance from New York University.

                                    [GRAPHIC APPEARS HERE]
                                    --------------------------------------------
Risks you should be aware of            The International Portfolio principally
                                        invests in equity securities, which may
                                        go up or down in value, sometimes
                                        rapidly and unpredictably. While
                                        equities may offer the potential for
                                        greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

                                      . price volatility - the value of the
                                        portfolio changes as the prices of the
                                        investments it holds go up or down.
                                        Small-cap and mid-cap companies may be
                                        more susceptible to larger price swings
                                        than larger companies because they may
                                        have fewer financial resources, limited
                                        product and market diversification and
                                        many are dependent on a few key
                                        managers.

                                      . risks of foreign investing - foreign
                                        investments may be riskier than U.S.
                                        investments for many reasons, including
                                        changes in currency exchange rates,
                                        unstable political and economic
                                        conditions, a lack of adequate company
                                        information, differences in the way
                                        securities markets operate, less secure
                                        foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                                      . risks of using derivatives - this
                                        portfolio may invest in foreign currency transactions, forward foreign currency contracts or options, index options, futures and other investment techniques to help it achieve its investment goals. There's always a risk that these techniques could reduce returns or increase the portfolio's volatility.

                                    [GRAPHIC APPEARS HERE]
                                    --------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year/1/
The bar chart shows the portfolio's
performance each year for the past
10 years.                               [BAR CHART APPEARS HERE]

The table below the bar chart             89      20.51
compares the portfolio's performance      90     -13.48
with the Morgan Stanley Capital           91      10.92
International Europe, Australasia,        92      -9.78
Far East Index (MSCI EAFE Index), an      93      30.02
index of stocks from 21 countries in      94       3.01
Europe, Australia, New Zealand and        95      10.56
Asia.                                     96      21.89
                                          97       9.28
Looking at how a portfolio has            98         XX
performed in the past is important -
but it's no guarantee of how it will
perform in the future.                  Best and worst quarterly performance
                                        during this period: * quarter 19**: * %
                                        * quarter 19**: * %

Average annual total return
as of December 31, 1998                 1 year       5 years       10 years
-------------------------------------------------------------------------------
International Portfolio/1/              * %          * %           * %
MSCI EAFE Index                         * %          * %           * %

/1/ Morgan Stanley Asset Management began managing this portfolio on June 1,
    1997.
    Other firms managed the portfolio before that date.

--------------------------------------------------------------------------------
ABOUT THE PORTFOLIOS                    EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
The portfolio's investment goal         This portfolio seeks long-term growth of
                                        capital.

                                        This portfolio is not available for:

                                      . Pacific Corinthian variable annuity
                                        contracts.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
What the portfolio invests in           This portfolio's principal investment
                                        strategy is to invest in companies that
                                        are located in countries that are
                                        generally regarded as "emerging market"
                                        countries. It principally invests in
                                        common stock.
Emerging market countries are
typically less developed economically   The portfolio management team uses a
than industrialized countries and       two-step process to manage the
offer high growth potential as well     portfolio:
as considerable investment risk.
These countries are generally located . allocates assets among countries that
in South America, Asia, the Middle      are considered to be undervalued -
East and Eastern Europe.                the team analyzes emerging markets
                                        around the world and assigns a ranking
                                        to each country to reflect those it
                                        believes to be relatively undervalued.
                                        The team may -- but is not required
                                        to -- use the Morgan Stanley Capital
                                        International (MSCI) Emerging Markets
                                        Free Index as a guide when selecting
                                        countries to invest in.

                                      . chooses companies within this country
                                        allocation using two criteria - the team looks for high quality companies that are undervalued and expected to grow. The value of a company is determined by comparing its estimated worth with its current market price. The quality of a company and its growth potential are determined by its growth in earnings and the strength of its balance sheet.

                                        The team may use options, futures
                                        contracts and other techniques to try to increase returns. It may also use derivatives to hedge changes in currency exchange rates. The portfolio may lend some of its assets, as long as the loans it makes are secured.

                                        The portfolio's policy is to have almost all portfolio assets in common stock at all times. The portfolio may, however, invest in U.S. government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

                                      [GRAPHIC APPEARS HERE]
                                      ------------------------------------------
Who manages the portfolio               James Smith is a co-founder of
                                        Blairlogie, and has been its chief
[LOGO OF BLAIRLOGIE                     investment officer and a managing
 APPEARS HERE]                          director since 1992. He is the portfolio
                                        manager and is responsible for setting
                                        investment policy, asset allocation, and managing a team of six professionals who specialize in stocks in Europe, Asia, and the Americas, and in currency and derivatives. He has a BA in Economics from London University and an MBA from Edinburgh University. He began managing the Emerging Markets portfolio in 1996.
The Emerging Markets Portfolio is
managed by a team of portfolio
managers at Blairlogie Capital
Management. You'll find more about
Blairlogie on page 43.

                                     [GRAPHIC APPEARS HERE]
                                     -------------------------------------------
Risks you should be aware of            The Emerging Markets Portfolio
                                        principally invests in equity
                                        securities, which may go up or down in
                                        value, sometimes rapidly and
                                        unpredictably. While equities may offer
                                        the potential for greater long-term
                                        growth than most fixed income
                                        securities, they generally have higher
                                        volatility. The portfolio may be
                                        affected by the following risks, among
                                        others:

Companies in emerging markets may be    . price volatility - the value of the
especially volatile. The value of         portfolio changes as the prices of
this portfolio may have greater price     its investments go up or down. This
swings than most of the Pacific           portfolio invests in companies in
Select Fund portfolios.                   emerging markets, which may be
                                          particularly volatile. It also invests
                                          in smaller companies, which tend to
                                          have higher price swings than larger
                                          companies because they have fewer
                                          financial resources, limited product
                                          and market diversification and many
                                          are dependent on a few key managers.

                                        . risks of foreign investing - foreign
                                          investments may be riskier than U.S.
                                          investments for many reasons,
                                          including changes in currency exchange
                                          rates, unstable political and economic
                                          conditions, a lack of adequate company
                                          information, differences in the way
                                          securities markets operate, less
                                          secure foreign banks or securities
                                          depositories than those in the U.S.,
                                          and foreign controls on investment.
                                          Investments in emerging markets
                                          countries are generally riskier than
                                          other kinds of foreign investments,
                                          partly because emerging market
                                          countries may be less politically and
                                          economically stable than other
                                          countries. It may also be more
                                          difficult to buy and sell securities
                                          in emerging markets countries.

                                        . risks of using derivatives - this
                                          portfolio may invest in foreign
                                          currency transactions, forward foreign
                                          currency contracts or options, futures
                                          and use other investment techniques to
                                          help it achieve its investment goals.
                                          There's always a risk that these
                                          techniques could reduce returns or
                                          increase the portfolio's volatility.

                                     [GRAPHIC APPEARS HERE]
                                     -------------------------------------------
How the portfolio has performed         Year by year total return (%)
                                        as of December 31 each year


                                        [BAR CHART APPEARS HERE]

The bar chart shows the portfolio's       96     -3.23
performance each year since its           97     -1.69
inception.                                98        XX

The table below the bar chart
compares the portfolio's performance
with the Morgan Stanley Capital
International (MSCI) Emerging Markets   Best and worst quarterly performance
Free Index, an index of approximately   during this period: * quarter 19**:  *
* stocks from approximately 26          % * quarter 19**: * %
emerging market countries.


Looking at how a portfolio has
performed in the past is important -
but it's no guarantee of how it will
perform in the future.

Average annual total return                              Since inception
as of December 31, 1998                  1 year          (April 1, 1996)
--------------------------------------------------------------------------------
Emerging Markets Portfolio               * %             * %
MSCI Emerging Markets Free Index         * %             * %

--------------------------------------------------------------------------------
MANAGING THE PACIFIC SELECT FUND
--------------------------------------------------------------------------------

                                     -------------------------------------------
                                        Founded in 1868, Pacific Life ranks
                                        among the 20 largest life insurance
                                        companies in America based on admitted
                                        assets. The Pacific Life family of
                                        companies managed $* billion in assets
                                        as of December 31, 1998, making it one
[LOGO OF PACIFIC LIFE APPEARS HERE]     of the largest financial institutions in
                                        America.

Pacific Life Insurance Company          Pacific Life provides life and health
700 Newport Center Drive                insurance products, group employee
Newport Beach, California 92660         benefits and individual annuities, and
                                        offers a variety of investment products
                                        and services to individuals, businesses
                                        and pension plans.

                                        In its role as the fund's investment
                                        adviser, Pacific Life supervises the
                                        management of all of the fund's
                                        portfolios. Pacific Life manages two
                                        portfolios directly: the Money Market
                                        Portfolio and the High Yield Bond
                                        Portfolio. To manage the other
                                        portfolios, it has retained some of the
                                        nation's leading portfolio managers,
                                        many of which have a worldwide market
                                        presence and extensive research
                                        capabilities. Pacific Life oversees and
                                        monitors the performance of these asset
                                        managers.

                                        Pacific Life and the other portfolio
                                        managers provide their services under
                                        agreements that are reviewed by the
                                        fund's board of trustees every year
                                        after the first two years, and can be
                                        canceled. Pacific Life and the fund can
                                        replace the other portfolio managers or
                                        change their contracts without
                                        shareholder approval under an exemptive
                                        order from the SEC.


                                     -------------------------------------------
[LOGO OF ALLIANCE CAPITAL               Founded in *, Alliance Capital manages
 APPEARS HERE]                          assets for corporate and individual
                                        clients, including 31 of America's
Alliance Capital Management L.P.        Fortune 100 companies. Alliance Capital
1345 Avenue of the Americas             employs over 190 investment
New York, New York 10105                professionals in over 26 offices around
                                        the world, and had over $* billion in
                                        assets under management as of December
                                        31, 1998.

                                        Alliance Capital focuses on individual
                                        companies. Its nine-person Aggressive
                                        Growth team, which includes two
                                        portfolio managers and seven analysts,
                                        seeks a strong rapport with, and
                                        conviction in, the management teams of
                                        every company Alliance Capital invests
                                        in.

                                        Alliance Capital manages the Aggressive
                                        Equity Portfolio.


                                     -------------------------------------------
[LOGO OF BANKERS TRUST                  Founded in 1903, Bankers Trust has over
 APPEARS HERE]                          400 institutional clients around the
                                        world, and manages more than 25 other
                                        mutual fund portfolios. It had over $*
Bankers Trust Company                   billion in assets under management as of
130 Liberty Street                      December 31, 1998. Bankers Trust
New York, New York 10006                specializes in the management of index
                                        funds. Its trading strategies - which
                                        include extensive trading networks and
                                        automated trading systems - help it
                                        increase portfolio returns while keeping transaction and custody costs to a minimum. Bankers Trust manages the
                                        Equity Index Portfolio and the Small-Cap
                                        Index Portfolio.

                                        In November 1998, Deutsche Bank AG
                                        entered into an agreement to acquire all outstanding shares of the common stock of Bankers Trust Corporation, which owns Bankers Trust Company. The acquisition is tentatively scheduled to close in the second quarter of 1999, and must be approved by shareholders representing two-thirds of all Bankers Trust Corporation common stock shares and by various worldwide regulatory authorities. If the acquisition results in a change of control under the 1940 Act, new portfolio management agreements with Bankers Trust will be required. In anticipation of this, the sole shareholder of the Small-Cap Index Portfolio has approved a new agreement in which Bankers Trust would continue as the portfolio manager. The new agreement will come into effect if the acquisition is completed. The shareholders of the Equity Index Portfolio may also be required to vote on a new portfolio management agreement. A supplement will be added to this prospectus if the acquisition is not completed according to the schedule described above.

                                      ------------------------------------------
[LOGO OF BLAIRLOGIE APPEARS HERE]       Blairlogie began operations in 1992 and
                                        had over $* billion in assets under
                                        management as of December 31, 1998.
Blairlogie Capital Management           Blairlogie is a subsidiary of Alleghany
4th Floor, 125 Princes Street           Asset Management, Inc. and its
Edinburgh EH2 4AD Scotland              affiliates.

                                        Based in Scotland, Blairlogie's team of
                                        seven investment professionals focuses
                                        on a top-down analysis of countries
                                        located in Europe, Asia and the
                                        Americas.

                                        Gavin Dobson is a co-founder of
                                        Blairlogie, and has been its chief
                                        executive officer and a managing
                                        director since 1992. He is responsible
                                        for Blairlogie's business development
                                        and oversees the relationship between
                                        the company and its institutional
                                        clients. He has 20 years of investment
                                        experience, including four years as
                                        president and chief operating officer of Murray Johnstone International in Chicago, Illinois. He has a BA in economics from Dundee University and a degree in Law from Edinburgh University.

                                        Blairlogie manages the Emerging Markets
                                        Portfolio.

                                      ------------------------------------------
[LOGO OF CAPITAL GUARDIAN               Capital Guardian Trust Company (CGTC), a
 APPEARS HERE]                          wholly-owned subsidiary of The Capital
                                        Group Companies, Inc., was established
Capital Guardian Trust Company          in 1968 as a non-depository trust
333 South Hope Street                   company. As of December 31, 1998, CGTC
Los Angeles, California 90071           managed over $* billion, primarily for
                                        large institutional clients.

                                        CGTC uses a multiple portfolio
                                        management system under which a group of portfolio managers each have investment discretion over a portion of a client's account. Portfolio management is supported by the research efforts of over 200 investment professionals within the Capital Group organization in 11 offices in seven countries around the world. The Capital Group organization spends over $100 million a year on its research efforts.

                                        CGTC manages the Growth Portfolio.

                                      ------------------------------------------
[LOGO OF GOLDMAN SACHS APPEARS HERE]    Created in 1988, Goldman Sachs Asset
                                        Management (Goldman Sachs) is a separate
Goldman Sachs Asset Management          operating division of Goldman Sachs &
One New York Plaza                      Co. Founded in 1869, Goldman Sachs & Co.
New York, New York 10004                is one of the world's largest investment
                                        banking, securities and asset management firms.

                                        As of December 31, 1998, Goldman Sachs
                                        and its affiliates managed, administered and distributed over $* billion for institutional and individual investors around the world.

                                        Portfolio management at Goldman Sachs is conducted by teams that are supported by 600 investment research professionals, 20 market strategists and 30 economists around the world. The company has more than 10,000 professionals in 37 offices worldwide.

                                        Goldman Sachs manages the Equity
                                        Portfolio and the Bond and Income
                                        Portfolio.

--------------------------------------------------------------------------------
MANAGING THE PACIFIC SELECT FUND
--------------------------------------------------------------------------------


                                        ----------------------------------------
[LOGO OF JANUS APPEARS HERE]            Formed in 1969, Janus manages accounts
                                        for more than 1,000 corporations,
                                        individuals, retirement plans and
Janus Capital Corporation               non-profit organizations, and serves as
100 Fillmore Street                     the adviser or subadviser to the Janus
Denver, Colorado 80206                  Funds and other mutual funds. Janus had
                                        over $* billion in assets under
                                        management as of December 31, 1998.

                                        The Janus investment team focuses on
                                        individual companies, using an
                                        investment process supported by the
                                        company's 15 portfolio managers and 22
                                        securities analysts.

                                        Janus manages the Growth LT Portfolio.

                                        ----------------------------------------
[LOGO OF J.P. MORGAN INVESTMENT         Formed in 1969, J.P. Morgan Investment
 APPEARS HERE]                          Management Inc. manages portfolios for
                                        corporations, governments and endowments
J.P. Morgan Investment Management Inc.  as well as many of the largest corporate
522 Fifth Avenue                        retirement plans in the nation. As of
New York, New York 10036                December 31, 1998, it had over $*
                                        billion in assets under management.

                                        J.P. Morgan Investment believes that
                                        strong portfolio management depends on
                                        access to information. It has one of the largest research organizations in the investment management field, with more than 117 analysts who carry out fixed income, equity, capital market, credit and economic research around the world.

                                        J.P. Morgan Investment manages the
                                        Equity Income Portfolio and the
                                        Multi-Strategy Portfolio.

                                        ----------------------------------------
[LOGO OF LAZARD APPEARS HERE]           Formed in 1848, Lazard Freres provides
                                        individual investors and institutional
Lazard Asset Management,                clients with a wide variety of
a division of Lazard Freres & Co. LLC   investment banking, brokerage and
30 Rockefeller Plaza                    related services worldwide. Lazard has
New York, New York 10112                affiliates in Cairo, Frankfurt, London,
                                        Paris, Sydney and Tokyo, and had,
                                        together with its affiliates, over $*
                                        billion in assets under management as of December 31, 1998.

                                        Teamwork is the foundation of Lazard.
                                        Based in New York, Lazard's team of more than 50 global analysts drives its bottom-up approach to understanding individual companies within the global marketplace.

                                        Lazard manages the Mid-Cap Value
                                        Portfolio.

                                        ----------------------------------------
[LOGO OF MORGAN STANLEY ASSET           Formed in 1975, Morgan Stanley Dean
   MANAGEMENT APPEARS HERE]             Witter Investment Management Inc., doing
Morgan Stanley Asset Management         business as Morgan Stanley Asset
1221 Avenue of the Americas             Management (MSAM), a subsidiary of
New York, New York 10020                Morgan Stanley, Dean Witter, Discover &
                                        Co., conducts a worldwide portfolio
                                        management business and provides a broad range of portfolio management services to customers in the U.S. and abroad.
                                        MSAM and its affiliates managed or acted as fiduciary adviser for over $* billion in assets as of December 31, 1998.

                                        MSAM's portfolio managers are supported
                                        by a network of experienced research
                                        professionals based in New York, London, Singapore and Tokyo.

                                        MSAM manages the REIT Portfolio and the
                                        International Portfolio.

                                      ------------------------------------------
[LOGO OF PIMCO APPEARS HERE]            Founded in 1971, Pacific Investment
                                        Management Company (PIMCO) has nearly
                                        300 clients, including some of the
Pacific Investment Management Company   largest employee benefit plans,
840 Newport Center Drive, Suite 300     endowments and foundations in America.
Newport Beach, California 92660         PIMCO had over $* billion in assets
                                        under management as of December 31,
                                        1998.

                                        PIMCO specializes in the management of
                                        fixed income portfolios. It has a
                                        long-term investment philosophy, and
                                        uses a variety of techniques, including
                                        software programs it has developed, to
                                        help increase portfolio performance
                                        while controlling volatility. PIMCO is a subsidiary of PIMCO Advisors, L.P., which is an affiliate of Pacific Life.

                                        PIMCO manages the Managed Bond Portfolio and the Government Securities Portfolio.

                                      ------------------------------------------
[LOGO OF SALOMON BROTHERS               Formed in 1989, Salomon Brothers Asset
 ASSET MANAGEMENT APPEARS HERE]         Management Inc (SaBAM) has affiliates in
                                        London, Frankfurt, Tokyo and Hong Kong.
Salomon Brothers Asset Management Inc   Together, they provide a broad range of
Seven World Trade Center                equity and fixed income investment
New York, New York 10048                management services to clients around
                                        the world. SaBAM also provides
                                        investment advisory services to other
                                        investment companies. As of December 31, 1998, SaBAM and its affiliates had over $* billion in assets under management.

                                        As a subsidiary of Citigroup Inc., SaBAM is able to leverage the resources of one of the world's largest and most innovative financial services companies.

                                        SaBAM manages the Large-Cap Value
                                        Portfolio.

--------------------------------------------------------------------------------
MANAGING THE PACIFIC SELECT FUND
--------------------------------------------------------------------------------

                                       -----------------------------------------
Fees and expenses paid by the fund      The fund pays Pacific Life an advisory
                                        fee for the services it provides as
                                        investment adviser. It also pays for all of the costs of its operations, as well as for other services Pacific Life provides through a support services agreement.

                                        The table below shows the advisory fee
                                        as an annual percentage of each
                                        portfolio's average daily net assets.
                                        Pacific Life uses part of this fee to
                                        pay for the services of the portfolio
                                        managers.

                                        The table also shows expenses the fund
                                        paid in 1998 as an annual percentage of
                                        each portfolio's average daily net
                                        assets. To help limit fund expenses,
                                        Pacific Life has agreed to waive all or
                                        part of its investment advisory fees or
                                        otherwise reimburse each portfolio for
                                        expenses (not including advisory fees,
                                        costs associated with foreign investing
                                        and extraordinary expenses) that exceed
                                        0.25% of its average daily net assets.
                                        It does this voluntarily, but does not
                                        guarantee that it will continue to do
                                        so after December 31, 2000. No
                                        reimbursement was necessary for 1998.

                                        -----------------------------------------------------------------------------
                                                                           Advisory fee      Expenses
                                        -----------------------------------------------------------------------------
                                                                           As an annual % of average daily net assets
                                        Money Market Portfolio             *.**              *.**
                                        High Yield Bond Portfolio          0.60              *.**
                                        Managed Bond Portfolio             0.60              *.**
                                        Government Securities Portfolio    0.60              *.**
                                        Growth Portfolio                   0.65              *.**
                                        Aggressive Equity Portfolio        0.80              *.**
                                        Growth LT Portfolio                0.75              *.**
                                        Equity Income Portfolio            0.65              *.**
                                        Multi-Strategy Portfolio           0.65              *.**
                                        Large-Cap Value Portfolio/1/       0.85              *.**
                                        Mid-Cap Value Portfolio/1/         0.85              *.**
                                        Equity Portfolio                   0.65              *.**
                                        Bond and Income Portfolio          0.60              *.**
                                        Equity Index Portfolio             *.**              *.**
                                        Small-Cap Index Portfolio/1/       0.50              *.**
                                        REIT Portfolio                     1.10              *.**
                                        International Portfolio            0.85              *.**
                                        Emerging Markets Portfolio         1.10              *.**
                                        -----------------------------------------------------------------------------

                                        /1/ Expenses are estimated. There were
                                            no actual advisory fees or expenses
                                            for these portfolios in 1998 because
                                            the Portfolio started on January 4,
                                            1999.




                                       -----------------------------------------
How the fund is organized               The Pacific Select Fund is organized as
                                        a Massachusetts business trust. Its
                                        business and affairs are managed by its
                                        board of trustees.

                                        Under Massachusetts law, shareholders
                                        could, under certain circumstances, be
                                        held personally liable if the fund is
                                        not able to meet its financial
                                        obligations. It is very unlikely that
                                        this will ever happen, and the fund's
                                        declaration of trust protects
                                        shareholders from liability.

                                        Each portfolio intends to qualify each
                                        year as a regulated investment company
                                        under Subchapter M of the Internal
                                        Revenue Code. Portfolios that qualify do not have to pay income tax as long as they distribute sufficient taxable income and net capital gains.

                                        The Pacific Select Fund may discontinue
                                        offering shares of any portfolio at any
                                        time. If a portfolio is discontinued,
                                        any allocation to that portfolio will be allocated to another portfolio the trustees believe is suitable, as long as any required regulatory approvals are met.

--------------------------------------------------------------------------------
INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------



                                        The Pacific Select Fund is available
                                        only to people who own a variable
                                        annuity contract or variable life
                                        insurance policy issued or administered
                                        by Pacific Life Insurance Company or its subsidiaries. You do not buy, sell or exchange shares of the fund's portfolios
                                        - you choose investment options through
                                        your annuity contract or life insurance
                                        policy. Pacific Life then invests in the portfolios of the Pacific Select Fund according to the investment options you've chosen. You'll find information about how this works in the accompanying product prospectus or offering memorandum.

                                     -------------------------------------------
An example of how share                 Each Pacific Select Fund portfolio is
prices are calculated                   divided into shares. The price of a
                                        portfolio's shares is called its net
  $80 million  portfolio's assets       asset value per share.
-  $3 million  portfolio's liabilities
-------------                           We calculate net asset value per share
  $77 million                           by taking the total value of a
divide 7 million  outstanding shares    portfolio's assets, subtracting its
-------------                           liabilities, and then dividing by the
=         $11  net asset value          number of shares that have already been
=============  per share                issued. This is a standard calculation,
                                        and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares.

                                     -------------------------------------------
Valuing securities in a portfolio       We calculate each portfolio's net asset
                                        value per share once a day, every day
                                        the New York Stock Exchange (NYSE) is
                                        open, usually at or about 4:00 p.m.
                                        Eastern time. The value of a portfolio's assets is based on the total market value of all of the securities it holds.
                                        In general, the value of each security
                                        is based on its actual or estimated
                                        market value, with special provision for assets without readily available market quotes, and for short-term debt securities.

                                        A delay may happen in any of the
                                        following situations:

                                        . the New York Stock Exchange closes on
                                          a day other than a regular holiday or
                                          weekend
                                        . trading on the New York Stock Exchange
                                          is restricted
                                        . an emergency exists as determined by
                                          the SEC, as a result of which the sale
                                          of securities is not practicable, or
                                          it is not practicable to determine the
                                          value of a variable account's assets,
                                          or
                                        . the SEC permits a delay.

                                     -------------------------------------------
Preparing for the year 2000             The transition to the year 2000 is a
                                        technological challenge for any company
                                        that relies on computer systems. The
                                        Pacific Select Fund's operations are
                                        heavily dependent on computer
                                        technology, and the fund also relies on
                                        the computer systems of each of the
                                        portfolio managers and other service
                                        providers.

                                        All of the fund's primary service
                                        providers have confirmed that they are
                                        reviewing their computer systems and
                                        expect to be prepared to deal with the
                                        year 2000 by the beginning of 1999. In
                                        addition, Pacific Life has many efforts
                                        underway, and has engaged the services
                                        of an outside consultant to test and
                                        correct all of its own internal systems.

                                        Many of the companies the portfolios
                                        invest in also rely on computer systems.
                                        There is no guarantee, however, that the computer systems of all of the fund's service providers, or the computer systems of companies the portfolios invest in, will be ready for the year 2000. If these systems are unable to process and calculate date-related information in the year 2000, there will be a negative effect on the fund's operations, and on the value of the securities the portfolios hold.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is designed to help you understand how the Pacific Select Fund portfolios have performed for the past five years (or since inception, if shorter). Certain information reflects financial results for a single portfolio share. Total investment return indicates how much an investment in the portfolio would have earned, assuming all dividends and distributions had been reinvested. Financial highlights do not appear for the Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios because these portfolios started on January 4, 1999.

This information has been audited by ___. You'll find the auditor's report and the Pacific Select Fund's financial statements in the annual report. Please turn to the back cover to find out how you can get a copy.

                                               ----------------------------------------- -----------------------------------------
                                                          Money Market Portfolio                   High Yield Bond Portfolio
                                               ----------------------------------------- -----------------------------------------
                                                   1994    1995     1996    1997    1998    1994     1995     1996     1997   1998
---------------------------------------------  ----------------------------------------- -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $   9.99   10.03    10.02   10.04   00.00    9.67     8.91     9.79     9.94  00.00

Plus income from investment operations
Net investment income                          $   0.33    0.54     0.47    0.51   00.00    0.73     0.76     0.79     0.78  00.00
Net realized and unrealized gain (loss) on
  securities                                   $   0.04      --     0.02    0.01   00.00   (0.70)    0.88     0.25     0.12  00.00
---------------------------------------------  ----------------------------------------- -----------------------------------------
Total from investment operations               $   0.37    0.54     0.49    0.52   00.00    0.03     1.64     1.04     0.90  00.00

Less distributions
Dividends (from net investment income)         $  (0.33)  (0.55)   (0.47)  (0.50)  00.00   (0.73)   (0.76)   (0.79)   (0.77) 00.00
Distributions (from capital gains)             $     --      --       --      --   00.00   (0.06)      --    (0.10)   (0.09) 00.00
---------------------------------------------  ----------------------------------------- -----------------------------------------
Total distributions                            $  (0.33)  (0.55)   (0.47)  (0.50)  00.00   (0.79)   (0.76)   (0.89)   (0.86) 00.00

Net asset value, end of year                   $  10.03   10.02    10.04   10.06   00.00    8.91     9.79     9.94     9.98  00.00
=============================================  ========================================= =========================================
Total investment return/1/                     %   3.76    5.54     5.07    5.28   00.00    0.42    18.87    11.31     9.44  00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 94,150  95,949  322,193 451,505   00.00  25,338   84,425  184,744  311,125  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   0.64    0.53     0.50    0.44   00.00    0.97     0.77     0.71     0.66  00.00
  .after waivers, reimbursements and credits   %   0.64    0.53     0.50    0.44   00.00    0.88     0.77     0.71     0.65  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   3.94    5.41     4.93    5.17   00.00    8.04     8.51     8.28     7.89  00.00
  .after waivers, reimbursements and credits   %   3.94    5.41     4.93    5.17   00.00    8.13     8.51     8.28     7.89  00.00
Portfolio turnover rate                        %     --      --       --      --      --  141.86   127.31   120.06   103.19  00.00

                                               ----------------------------------------- -----------------------------------------
                                                         Managed Bond Portfolio               Government Securities Portfolio
                                               ----------------------------------------- -----------------------------------------
                                                   1994    1995     1996    1997    1998    1994     1995     1996     1997   1998
---------------------------------------------  ----------------------------------------- -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $  10.89    9.90    11.10   10.75   00.00   10.64     9.64    10.84    10.38  00.00

Plus income from investment operations
Net investment income                          $   0.50    0.65     0.59    0.59   00.00    0.44     0.58     0.56     0.53  00.00
Net realized and unrealized gain (loss) on
  securities                                   $  (0.98)   1.19    (0.15)   0.44   00.00   (0.99)    1.19    (0.27)    0.42  00.00
---------------------------------------------  ----------------------------------------- -----------------------------------------
Total from investment operations               $  (0.48)   1.84     0.44    1.03   00.00   (0.55)    1.77     0.29     0.95  00.00

Less distributions
Dividends (from net investment income)         $  (0.50)  (0.64)   (0.57)  (0.60)  00.00   (0.44)   (0.57)   (0.53)   (0.55) 00.00
Distributions (from capital gains)             $  (0.01)     --    (0.22)  (0.04)  00.00   (0.01)      --    (0.22)      --  00.00
---------------------------------------------  ----------------------------------------- -----------------------------------------
Total distributions                            $  (0.51)  (0.64)   (0.79)  (0.64)  00.00   (0.45)   (0.57)   (0.75)   (0.55) 00.00

Net asset value, end of year                   $   9.90   11.10    10.75   11.14   00.00    9.64    10.84    10.38    10.78  00.00
=============================================  ========================================= =========================================
Total investment return/1/                     %  (4.36)  19.04     4.25    9.92   00.00   (5.10)   18.81     2.94     9.48  00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 53,219 126,992  260,270 468,575   00.00  21,489   59,767   97,542  129,900  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   0.84    0.76     0.71    0.66   00.00    0.95     0.82     0.72     0.67  00.00
  .after waivers, reimbursements and credits   %   0.84    0.76     0.71    0.66   00.00    0.88     0.82     0.72     0.66  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   5.04    6.04     5.71    5.72   00.00    4.22     5.58     5.33     5.38  00.00
  .after waivers, reimbursements and credits   %   5.04    6.04     5.71    5.72   00.00    4.29     5.58     5.33     5.39  00.00
Portfolio turnover rate                        % 127.95  191.39   386.16  230.87   00.00  232.99   298.81   307.13   203.01  00.00

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               -----------------------------------------  -----------------------------------------
                                                             Growth Portfolio                     Aggressive Equity Portfolio
                                               -----------------------------------------  -----------------------------------------
                                                   1994    1995     1996    1997    1998                     1996/2/   1997  1998/3/
---------------------------------------------- -----------------------------------------  -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $  18.20   14.90    18.57   21.45   00.00                      10.00    10.78  00.00

Plus income from investment operations
Net investment income (loss)                   $   0.10    0.15     0.08    0.05   00.00                       0.01    (0.01) 00.00
Net realized and unrealized gain (loss) on
  securities                                   $  (2.01)   3.67     4.11    5.65   00.00                       0.78     0.41  00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total from investment operations               $  (1.91)   3.82     4.19    5.70   00.00                       0.79     0.40  00.00

Less distributions
Dividends (from net investment income)         $  (0.10)  (0.15)   (0.09)  (0.05)  00.00                      (0.01)      --  00.00
Distributions (from capital gains)             $  (1.29)     --    (1.22)  (2.49)  00.00                         --       --  00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total distributions                            $  (1.39)  (0.15)   (1.31)  (2.54)  00.00                      (0.01)      --  00.00

Net asset value, end of year                   $  14.90   18.57    21.45   24.61   00.00                      10.78    11.18  00.00
============================================== =========================================  =========================================
Total investment return/1/                     % (10.49)  25.75    23.62   30.27   00.00                       7.86     3.78  00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 81,451 129,741  167,335 246,555   00.00                     49,849  122,752  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   0.86    0.79     0.76    0.70   00.00                       1.03     0.87  00.00
  .after waivers, reimbursements and credits   %   0.86    0.79     0.76    0.70   00.00                       1.02     0.86  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   0.58    0.88     0.43    0.21   00.00                      (0.12)   (0.13) 00.00
  .after waivers, reimbursements and credits   %   0.58    0.88     0.44    0.22   00.00                      (0.11)   (0.13) 00.00
Portfolio turnover rate                        %  40.42   46.76    70.22   52.20   00.00                      79.86   189.21  00.00
                                               -----------------------------------------  -----------------------------------------
                                                            Growth LT Portfolio                     Equity Income Portfolio
                                               -----------------------------------------  -----------------------------------------
                                                1994/4/   1995     1996     1997   1998     1994     1995     1996     1997   1998
---------------------------------------------- -----------------------------------------  -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $  10.00   11.11    14.12   16.50   00.00    15.52    14.05    18.21    20.45  00.00

Plus income from investment operations
Net investment income                          $   0.10    0.10     0.14    0.16   00.00     0.20     0.26     0.24     0.20  00.00
Net realized and unrealized gain (loss) on
  securities                                   $   1.21    3.96     2.37    1.51   00.00    (0.25)    4.16     3.15     5.35  00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total from investment operations               $   1.31    4.06     2.51    1.67   00.00    (0.05)    4.42     3.39     5.55  00.00

Less distributions
Dividends (from net investment income)         $  (0.12)  (0.10)   (0.13)  (0.09)  00.00    (0.20)   (0.26)   (0.24)   (0.20) 00.00
Distributions (from capital gains)             $  (0.08)  (0.95)      --   (0.77)  00.00    (1.22)      --    (0.91)   (1.33) 00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total distributions                            $  (0.20)  (1.05)   (0.13)  (0.86)  00.00    (1.42)   (0.26)   (1.15)   (1.53) 00.00

Net asset value, end of year                   $  11.11   14.12    16.50   17.31   00.00    14.05    18.21    20.45    24.47  00.00
============================================== =========================================  =========================================
Total investment return/1/                     %  13.25   36.75    17.87   10.96   00.00    (0.28)   31.66    19.43    28.60  00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 49,374 200,785  438,154 677,147   00.00   75,083  206,653  429,262  806,112  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   1.23    0.94     0.87    0.82   00.00     1.00     0.83     0.75     0.70  00.00
  .after waivers, reimbursements and credits   %   1.08    0.94     0.87    0.82   00.00     0.94     0.83     0.75     0.70  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   1.17    0.90     0.74    0.52   00.00     1.34     1.59     1.31     0.91  00.00
  .after waivers, reimbursements and credits   %   1.32    0.90     0.74    0.52   00.00     1.39     1.59     1.31     0.91  00.00
Portfolio turnover rate                        % 257.20  165.83   147.02  145.17   00.00   134.57    86.47    94.95   105.93  00.00

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               -----------------------------------------  -----------------------------------------
                                                         Multi-Strategy Portfolio                        Equity Portfolio
                                               -----------------------------------------  -----------------------------------------
                                                  1994    1995     1996    1997    1998    1994     1995     1996     1997  1998/5/
---------------------------------------------- -----------------------------------------  -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $  12.66   11.73    14.20   14.75   00.00    14.94    14.20    17.52    21.07  00.00

Plus income from investment operations
Net investment income                          $   0.32    0.45     0.48    0.50   00.00     0.32     0.05     0.02     0.14  00.00
Net realized and unrealized gain (loss) on
  securities                                   $  (0.51)   2.47     1.20    2.23   00.00    (0.74)    3.33     4.71     3.58  00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total from investment operations               $  (0.19)   2.92     1.68    2.73   00.00    (0.42)    3.38     4.73     3.72  00.00

Less distributions
Dividends (from net investment income)         $  (0.32)  (0.45)   (0.48)  (0.50)  00.00    (0.32)   (0.06)   (0.02)   (0.13) 00.00
Distributions (from capital gains)             $  (0.42)     --    (0.65)  (0.80)  00.00       --       --    (1.16)   (0.77) 00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total distributions                            $  (0.74)  (0.45)   (1.13)  (1.30)  00.00    (0.32)   (0.06)   (1.18)   (0.90) 00.00

Net asset value, end of year                   $  11.73   14.20    14.75   16.18   00.00    14.20    17.52    21.07    23.89  00.00
============================================== =========================================  =========================================
Total investment return/1/                     %  (1.50)  25.25    12.56   19.62   00.00    (2.87)   23.80    28.03    18.18  00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 79,147 134,501  225,619 367,128   00.00   73,125  108,136  207,897  318,143  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   0.94    0.84     0.78    0.71   00.00     0.96     0.80     0.74     0.70  00.00
  .after waivers, reimbursements and credits   %   0.94    0.84     0.78    0.71   00.00     0.96     0.80     0.74     0.70  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   2.77    3.49     3.37    3.25   00.00     2.19     0.27     0.05     0.59  00.00
  .after waivers, reimbursements and credits   %   2.78    3.49     3.37    3.25   00.00     2.19     0.27     0.05     0.59  00.00
Portfolio turnover rate                        % 187.40  176.45   132.94   71.89   00.00   178.63   226.45    90.98   159.88  00.00

                                               -----------------------------------------  -----------------------------------------
                                                        Bond and Income Portfolio                    Equity Index Portfolio
                                               -----------------------------------------  -----------------------------------------
                                                  1994    1995     1996    1997  1998/5/    1994     1995     1996     1997   1998
---------------------------------------------- -----------------------------------------  -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $  13.05   10.42    13.02   12.05   00.00    13.24    13.02    17.45    20.42  00.00

Plus income from investment operations
Net investment income                          $   0.83    0.82     0.79    0.80   00.00     0.30     0.34     0.37     0.37  00.00
Net realized and unrealized gain (loss) on
  securities                                   $  (1.87)   2.59    (0.94)   1.05   00.00    (0.18)    4.43     3.42     6.13  00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total from investment operations               $  (1.04)   3.41    (0.15)   1.85   00.00     0.12     4.77     3.79     6.50  00.00

Less distributions
Dividends (from net investment income)         $  (0.83)  (0.81)   (0.79)  (0.76)  00.00    (0.30)   (0.34)   (0.37)   (0.37) 00.00
Distributions (from capital gains)             $  (0.23)     --       --      --   00.00       --       --       --       --  00.00
Return of capital                              $  (0.53)     --    (0.03)  (0.17)  00.00    (0.04)      --    (0.45)   (0.84) 00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total distributions                            $  (1.59)  (0.81)   (0.82)  (0.93)  00.00    (0.34)   (0.34)   (0.82)   (1.21) 00.00

Net asset value, end of year                   $  10.42   13.02    12.05   12.97   00.00    13.02    17.45    20.42    25.71  00.00
============================================== =========================================  =========================================
Total investment return/1/                     %  (8.36)  33.71     0.80   16.32   00.00     1.05    36.92    22.36    32.96  00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 34,078  56,853   81,810 112,507   00.00   40,612  137,519  393,412  874,136  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   0.93    0.80     0.71    0.66   00.00     0.53     0.42     0.31     0.23  00.00
  .after waivers, reimbursements and credits   %   0.93    0.80     0.71    0.66   00.00     0.51     0.42     0.31     0.23  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   7.25    6.93     6.74    6.62   00.00     2.35     2.26     2.04     1.61  00.00
  .after waivers, reimbursements and credits   %   7.25    6.93     6.74    6.62   00.00     2.37     2.26     2.05     1.61  00.00
Portfolio turnover rate                        %  31.97   51.84    26.50   15.32   00.00     2.02     7.52    20.28     2.58  00.00

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               -----------------------------------------  -----------------------------------------
                                                         International Portfolio                   Emerging Markets Portfolio
                                               -----------------------------------------  -----------------------------------------
                                                  1994    1995     1996  1997/6/   1998                     1996/2/    1997   1998
---------------------------------------------- -----------------------------------------  -----------------------------------------
OPERATING PERFORMANCE
Net asset value, beginning of year             $  12.09   11.94    12.93   15.40   00.00                      10.00     9.68  00.00

Plus income from investment operations
Net investment income (loss)                   $   0.07    0.33     0.28    0.41   00.00                      (0.02)    0.06  00.00
Net realized and unrealized gain (loss) on
  securities                                   $   0.30    0.91     2.54    1.00   00.00                      (0.30)   (0.22) 00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total from investment operations               $   0.37    1.24     2.82    1.41   00.00                      (0.32)   (0.16) 00.00

Less distributions
Dividends (from net investment income)         $  (0.07)  (0.25)   (0.23)  (0.29)  00.00                         --    (0.05) 00.00
Distributions (from capital gains)             $  (0.45)     --    (0.12)  (0.31)  00.00                         --       --  00.00
---------------------------------------------- -----------------------------------------  -----------------------------------------
Total distributions                            $  (0.52)  (0.25)   (0.35)  (0.60)  00.00                         --    (0.05) 00.00

Net asset value, end of year                   $  11.94   12.93    15.40   16.21   00.00                       9.68     9.47  00.00
============================================== =========================================  =========================================
Total investment return/1/                     %   3.01   10.56    21.89    9.28   00.00                      (3.23)   (1.69) 00.00

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (in thousands)         $ 75,971 182,199  454,019 764,036   00.00                     44,083   99,425  00.00
Ratio of expenses to average net assets
  .before waivers, reimbursements and credits  %   1.22    1.12     1.07    1.03   00.00                       2.22     1.47  00.00
  .after waivers, reimbursements and credits   %   1.22    1.12     1.07    1.02   00.00                       2.18     1.46  00.00
Ratio of net investment income to average
  net assets
  .before waivers, reimbursements and credits  %   1.28    1.87     2.28    1.79   00.00                      (0.14)    0.79  00.00
  .after waivers, reimbursements and credits   %   1.28    1.87     2.28    1.81   00.00                      (0.11)    0.80  00.00
Portfolio turnover rate                        %  52.22   16.07    20.87   84.34   00.00                      47.63    69.60  00.00

     /1/ Assumes all dividends and distributions have been reinvested. Does not include deductions at the separate account or contract level for fees and charges that may be incurred by a variable contract.

     /2/ Information is for the period from April 1, 1996 (commencement of operations) to December 31, 1996. The ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.

     /3/ Alliance Capital Management L.P. began managing the portfolio on May 1,
         1998. Another firm managed the portfolio before that date.

     /4/ Information is for the period from January 4, 1994 (commencement of operations) to December 31, 1994. The ratio of expenses to average net assets and the ratio of net investment income to average net assets are annualized.

     /5/ Goldman Sachs Asset Management began managing the portfolio on May 1,
         1998. Another firm managed the portfolio before that date.

     /6/ Morgan Stanley began managing the portfolio on June 1, 1997. Other firms managed the portfolio before that date.

PACIFIC SELECT FUND                             WHERE TO GO FOR MORE INFORMATION


The Pacific Select Fund is available only to    You'll find more information about the Pacific Select Fund in the following
people who own a variable annuity contract      documents:
or variable life insurance policy issued or
administered by Pacific Life Insurance          Annual and semi-annual reports
Company or its subsidiaries. You'll find        The fund's annual and semi-annual reports list the holdings of the fund's
out how your annuity contract or life           portfolios, describe portfolio performance, and tell you how investment
insurance policy works in the prospectus        strategies and portfolio performance have responded to recent market conditions
that accompanies this document.                 and economic trends.

                                                Statement of Additional Information (SAI)
                                                The SAI contains detailed information about each portfolio's investments, strategies and risks, and is considered to be part of this prospectus because it is incorporated by reference.

                                                You can get a copy of these documents:
Please contact Pacific Life if you have any     By calling or writing to Pacific Life
questions about any of the Pacific Select
Fund portfolios.                                Pacific Life Insurance Company
                                                700 Newport Center Drive
                                                Post Office Box 9000
                                                Newport Beach, California 92660

                                                Annuities: 1-800-722-2333
                                                Life insurance: 1-800-800-7681

                                                By contacting the Securities and Exchange Commission

                                                Public Reference Section of the SEC
                                                Washington, D.C. 20549-6009
                                                1-800-SEC-0330
                                                Internet: www.sec.gov

                                                The SEC may charge you a fee for this information.


                           SEC file number 811-5141

                      STATEMENT OF ADDITIONAL INFORMATION

                         [LOGO OF PACIFIC SELECT FUND]

                              PACIFIC SELECT FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                            Date: May 1, 1999

                               ----------------

  The Pacific Select Fund is an open-end investment management company currently offering eighteen separate investment portfolios. The following seventeen of those portfolios are classified as diversified: the Money Market Portfolio; the High Yield Bond Portfolio; the Managed Bond Portfolio; the Government Securities Portfolio; the Growth Portfolio; the Aggressive Equity Portfolio; the Growth LT Portfolio; Mid-Cap Value Portfolio; the Equity Income Portfolio; the Multi-Strategy Portfolio; the Equity Portfolio; the Bond and Income Portfolio; the Equity Index Portfolio; the International Portfolio; the Emerging Markets Portfolio; the Small-Cap Index Portfolio; and the Large-Cap Value Portfolio. The REIT Portfolio is classified as non-diversified. The Fund's Adviser is Pacific Life Insurance Company.

  This Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated May 1, 1999, of the Fund and has been filed with the Securities and Exchange Commission as part of the Fund's Registration Statement. Investors should note, however, that this SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained free of charge from the Fund at the address and telephone numbers listed below.

                               ----------------

                                 Distributor:

                       Pacific Mutual Distributors, Inc.
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                                (800) 800-7681

                                   Adviser:

                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660

                         Annuities (800) 722-2333

                      Life Insurance (800) 800-7681

                               TABLE OF CONTENTS

INTRODUCTION................................................................   1
ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS............................   1
  Money Market Portfolio....................................................   1
  High Yield Bond Portfolio.................................................   2
  Managed Bond Portfolio....................................................   2
  Government Securities Portfolio...........................................   3
  Growth Portfolio..........................................................   3
  Aggressive Equity Portfolio...............................................   3
  Growth LT Portfolio.......................................................   4
  Equity Income Portfolio...................................................   4
  Multi-Strategy Portfolio..................................................   4
  Large-Cap Value Portfolio.................................................   5
  Mid-Cap Value Portfolio...................................................   5
  Equity Portfolio..........................................................   6
  Bond and Income Portfolio.................................................   6
  Equity Index Portfolio....................................................   7
  Small-Cap Index Portfolio.................................................   7
  REIT Portfolio............................................................   7
  International Portfolio...................................................   8
  Emerging Markets Portfolio................................................   8
  Diversification Versus Non-Diversification................................   9
SECURITIES AND INVESTMENT TECHNIQUES........................................   9
  U.S. Government Securities................................................   9
  Real Estate Investment Trusts.............................................  10
  Mortgage-Related Securities...............................................  10
    Mortgage Pass-Through Securities........................................  10
    GNMA Certificates.......................................................  11
    FNMA and FHLMC Mortgage-Backed Obligations..............................  11
    Collateralized Mortgage Obligations (CMOs)..............................  12
    FHLMC Collateralized Mortgage Obligations...............................  12
    Other Mortgage-Related Securities.......................................  13
    CMO Residuals...........................................................  13
    Stripped Mortgage-Backed Securities.....................................  14
    Mortgage Dollar Rolls...................................................  14
  Other Asset-Backed Securities.............................................  15
  High Yield Bonds..........................................................  15
  Bank Obligations..........................................................  16
  Municipal Securities......................................................  18
  Small Capitalization Stocks...............................................  18
  Corporate Debt Securities.................................................  18
  Variable and Floating Rate Securities.....................................  19
  Commercial Paper..........................................................  20
  Convertible Securities....................................................  20
  Repurchase Agreements.....................................................  22
  Borrowing.................................................................  22
  Reverse Repurchase Agreements and Other Borrowings........................  23
  Firm Commitment Agreements and When-Issued Securities.....................  23
  Loans of Portfolio Securities.............................................  23
  Short Sales...............................................................  24
  Short Sales Against the Box...............................................  24
  Illiquid and Restricted Securities (Private Placements)...................  24
  Precious Metals-Related Securities........................................  25
  Foreign Securities........................................................  25
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
  Foreign Currency Transactions.............................................  27
    Forward Foreign Currency Contracts......................................  28
  Options...................................................................  29
    Purchasing and Writing Options on Securities............................  30
    Purchasing Options on Stock Indexes.....................................  31
    Risks of Options Transactions...........................................  32
    Spread Transactions.....................................................  32
  Options on Foreign Currencies.............................................  33
  Investments in SPDRs......................................................  34
  Futures Contracts and Options on Futures Contracts........................  35
    Interest Rate Futures...................................................  35
    Stock Index Futures.....................................................  35
    Futures Options.........................................................  36
    Limitations.............................................................  37
    Risks Associated with Futures and Futures Options.......................  37
  Foreign Currency Futures and Options Thereon..............................  38
  Swap Agreements and Options on Swap Agreements............................  39
    Risks of Swap Agreements................................................  39
  Structured Notes..........................................................  39
  Warrants and Rights.......................................................  40
  Duration..................................................................  40
INVESTMENT RESTRICTIONS.....................................................  42
  Fundamental Investment Restrictions.......................................  42
  Nonfundamental Investment Restrictions....................................  43
ORGANIZATION AND MANAGEMENT OF THE FUND.....................................  44
  Trustees and Officers.....................................................  44
  Investment Adviser........................................................  45
  Other Expenses of the Fund................................................  47
  Portfolio Management Agreements...........................................  48
  Distribution of Fund Shares...............................................  57
  Purchases and Redemptions.................................................  58
  Exchanges Among the Portfolios............................................  58
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................  58
  Investment Decisions......................................................  58
  Brokerage and Research Services...........................................  59
  Portfolio Turnover........................................................  60
NET ASSET VALUE.............................................................  61
PERFORMANCE INFORMATION.....................................................  63
TAXATION....................................................................  65
  Distributions.............................................................  66
  Hedging Transactions......................................................  66
OTHER INFORMATION...........................................................  67
  Concentration Policy......................................................  67
  Capitalization............................................................  67
  Voting Rights.............................................................  67
  Custodian and Transfer Agency and Dividend Disbursing Services............  68
  Financial Statements......................................................  68
  Independent Auditors......................................................  68
  Counsel...................................................................  68
  Registration Statement....................................................  68
APPENDIX....................................................................  69
  Description of Bond Ratings...............................................  69
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

                                 INTRODUCTION

  This SAI is designed to elaborate upon information contained in the Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the Prospectus.

             ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS

  The investment objective and investment policies of each Portfolio are described in the Prospectus. The following descriptions present more detailed information on investment policies that apply to each Portfolio, and are intended to supplement the information provided in the Prospectus.

Money Market Portfolio

  The Portfolio invests at least 95% of its total assets, measured at the time of investment, in a diversified portfolio of money market securities that are in the highest rating category for short-term instruments. The Portfolio may invest only in U.S. dollar denominated securities that present minimal credit risk. The Adviser shall determine whether a security presents minimal credit risk under procedures adopted by the Fund's Board of Trustees that conform to Securities and Exchange Commission ("SEC") rules for money market funds.

  A money market instrument will be considered to be highest quality (1) if the instrument (or other comparable short-term instrument of the same issuer) is rated in the highest rating category, (i.e., Aaa or Prime-1 by Moody's
Investors Service, Inc. ("Moody's"), AAA or A-1 by Standard & Poor's Rating
Services ("S&P")) by (i) any two nationally recognized statistical rating organizations ("NRSROs") or, (ii) if rated by only one NRSRO, by that NRSRO;
(2) an unrated security that is of comparable quality to a security in the highest rating category as determined by the Adviser; or (3) a U.S. Government security. With respect to 5% of its total assets, measured at the time of investment, the Portfolio may also invest in money market instruments that are in the second-highest rating category for short-term debt obligations (i.e., rated Aa or Prime-2 by Moody's or AA or A-2 by S&P). A money market instrument will be considered to be in the second-highest rating category under the criteria described above with respect to instruments considered highest quality, as applied to instruments in the second-highest rating category. The quality of securities subject to guarantees may be determined based solely on the quality of the guarantee. Additional eligibility restrictions apply with respect to guarantees and demand features.

  The Portfolio may not invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer that are of the highest quality, except that this limitation shall not apply to U.S.
Government securities and repurchase agreements thereon. The Portfolio may not invest more than the greater of 1% of its total assets or $1,000,000, measured at the time of investment, in securities of any one issuer that are in the second-highest rating category. In addition, securities subject to guarantees not issued by a person in a control relationship with the issuer of such securities are not subject to the preceding diversification requirements.
However, the Portfolio must generally, with respect to 75% of its total assets, invest no more than 10% of its total assets in securities issued by or subject to guarantees or demand features from the same entity. In the event that an instrument acquired by the Portfolio is downgraded or otherwise ceases to be of the quality that is eligible for the Portfolio, the Adviser, under procedures approved by the Board of Trustees shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument.

  In addition to the securities identified in the Prospectus, the Portfolio may also invest in short-term corporate debt securities, bank obligations, savings and loan obligations, and repurchase agreements involving these securities. The Portfolio's investments are limited to securities that mature within 13 months or less from the date if purchase (except that securities held subject to repurchase agreements having terms of 13 months or less from the date of delivery may mature in excess of 13 months from such date). The
Portfolio is subject to diversification standards applicable to money market funds under SEC rules.

                                       1

High Yield Bond Portfolio

  The Portfolio invests primarily in fixed-income securities rated Baa or lower by Moody's, or BBB or lower by S&P, or, if not rated by Moody's or S&P, are of equivalent investment quality as determined by the Adviser. The Portfolio may also invest in: U.S. Government securities (including securities of U.S. agencies and instrumentalities); bank obligations; commercial paper; repurchase and reverse repurchase agreements involving these securities; foreign securities--U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks; dividend-paying common stocks (including up to 10% of the market value of the Portfolio's total assets in warrants to purchase common stocks) that are considered by Pacific Life to be consistent with the investment objective of current income; and higher quality corporate bonds.

  In seeking higher income or a reduction in principal volatility, the Portfolio may purchase and sell put and call options on debt securities, purchase or sell interest rate futures contracts and options thereon, and invest up to 5% of the its total assets in spread transactions, which give the Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or yield spread in relationship to another security or index which is used as a benchmark. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  In an effort to reduce credit risk, the Portfolio diversifies its holdings among many issuers. As of December 31, 1998, the Portfolio held securities of corporate issuers, excluding short-term obligations. As of December 31, 1998, the amount of the Portfolio's average total assets, measured on the basis of month-end values, invested in bonds rated lower than Baa by Moody's or BBB by S&P or, if not rated by Moody's or S&P, determined to be of
equivalent quality by Pacific Life, was approximately     %. The asset
composition after this time may or may not be the same as shown in 1998.

Managed Bond Portfolio

  In addition to the securities identified in the Prospectus, the Portfolio may also invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; asset-backed securities; variable and floating rate debt securities; U.S. dollar-denominated obligations of international agencies (such as the International Bank for Reconstruction and Development); and repurchase and reverse repurchase agreements. The Portfolio may invest up to 20% of its assets in debt securities of foreign issuers denominated in foreign currencies.

  The Portfolio, except as provided below, may invest only in securities rated Baa or better by Moody's or BBB or better by S&P or, if not rated by Moody's or S&P, determined by the Portfolio Manager to be of comparable quality. The dollar-weighted average quality of all fixed income securities held by the Portfolio will be A or higher as rated by Moody's and S&P. The Portfolio may also invest up to 10% of its assets in debt securities that are below investment grade, but rated B or higher by Moody's or S&P, or, if not rated by Moody's or S&P, of equivalent quality. In the event that a security owned by the Portfolio is downgraded to below a B rating, the Portfolio may nonetheless retain the security. See the Appendix for a description of Moody's and S&P ratings applicable to fixed income securities. For the year ended December 31, 1998, the amount of the Portfolio's average total assets, measured on the basis of month-end values, invested in debt securities rated less than
investment grade was approximately     %.

  In pursuing its investment objective, the Portfolio may purchase and sell put and call options on debt securities; purchase and sell spread transactions; and enter into interest rate, interest rate index, and currency exchange rate swap agreements, and purchase and sell options thereon. The Portfolio may also purchase or sell interest rate futures contracts and options thereon. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income, and borrow money for temporary administrative or emergency purposes.

  Furthermore, the Portfolio may engage in forward currency contracts, options on foreign currency contracts, and foreign currency futures and options thereon, in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers.

Government Securities Portfolio

  In addition to its investments in U.S. government securities and related investments, as described in the Prospectus, the Portfolio may invest up to 35% of its assets in the following: corporate debt securities of domestic issuers rated Aa or better by Moody's or AA or better by S&P, or, if not rated by Moody's or S&P, of comparable quality as determined by the Portfolio Manager; mortgage-related securities, including collateralized mortgage obligations and mortgage-backed bonds, and in cash or high quality money market instruments. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  The Portfolio may also purchase and sell spread transactions; enter into interest rate, interest rate index, and currency exchange rate swap agreements and purchase and sell options thereon; engage in forward currency contracts, options on foreign currency contracts, and foreign currency futures and options thereon; and purchase and sell interest rate futures contracts and options thereon. In addition, the Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers, which may be denominated in foreign currencies. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income, and may enter into reverse repurchase agreements.

Growth Portfolio

  This Portfolio is not available for:

    .Pacific Corinthian variable annuity contracts

    .variable annuity contracts that were issued on or after January 1, 1994.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest in various foreign securities if listed on a U.S. exchange. In addition, the Portfolio may hold a portion of its assets in cash.

  Convertible bonds and other fixed income securities (other than money market instruments) in which the Portfolio may invest will, at the time of investment, be rated Baa or better by Moody's or BBB or better by S&P, or, if not rated by Moody's or S&P, will be of comparable quality as determined by the Portfolio Manager. In the event that an existing holding is downgraded below these ratings, the Portfolio may nonetheless retain the security.

  The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

Aggressive Equity Portfolio

  This Portfolio is not available for:

    .Pacific Corinthian variable annuity contracts.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest a portion of its assets in high-quality money market instruments. The Portfolio may also invest in securities of foreign issuers, provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the United States if, at the time of such investment, more than 20% of the Portfolio's total assets would be invested in such foreign securities.

  For hedging purposes, the Portfolio may purchase put and call options on securities and securities indexes and may write covered call and secured put options. The Portfolio may also purchase and sell stock index futures contracts and options thereon. To hedge against the risk of currency fluctuation associated with investment in foreign securities, the Portfolio may buy or sell foreign currencies on a spot (cash) basis and enter into forward foreign currency contracts or options on foreign currencies or foreign currency futures contracts and options thereon. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

Growth LT Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in warrants, preferred stocks, certificates of deposit, or other debt securities when the Portfolio Manager perceives an opportunity for capital growth from such securities or so that the Portfolio may receive a return on idle cash. The Portfolio may also invest in money market funds, including those managed by Janus Capital Corporation as a means of receiving a return on idle cash, pursuant to an exemptive order received by Janus Capital Corporation from the SEC. The Portfolio may also invest up to 10% of its assets, measured at the time of investment, in debt securities that are lower rated bonds, i.e., rated below investment grade by one of the primary rating agencies.

  The Portfolio may invest up to 25% of its assets in foreign securities denominated in a foreign currency and not publicly traded in the United States. In addition, the Portfolio may purchase American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"), and other types of receipts evidencing ownership of the underlying foreign securities. In pursuing its investment objective, the Portfolio may engage in the purchase and writing of put and call options on securities, stock indexes, and foreign currencies. In addition, the Portfolio may purchase and sell interest rate, stock index, and foreign currency futures contracts and options thereon. The Portfolio may also engage in forward foreign currency contracts. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

Equity Income Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in ADRs and in various foreign securities if they are listed on a U.S. exchange. To invest temporary cash balances, to maintain liquidity to meet redemptions or expenses, or for temporary defensive purposes, the Portfolio may invest in money market instruments, including U.S. government securities, short term bank obligations rated in the highest two rating categories by Moody's, S&P, or, if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager, certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's or S&P, or if not rated by Moody's or S&P, determined to be of equal quality by the Portfolio Manager. The Portfolio may also invest in convertible bonds and other fixed income securities including but not limited to high yield/high risk debt securities.

  In addition to the derivatives described in the Prospectus, the Portfolio may also purchase and sell put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

Multi-Strategy Portfolio

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in equity securities of small companies and foreign issuers. The Portfolio's equity securities may or may not pay dividends and may or may not carry voting rights. The Portfolio may also invest up to 10% of its assets in debt securities of foreign issuers which may be denominated in foreign currencies. Fixed income securities in which the portfolio may invest may include debentures, asset-backed securities and money market instruments.

  The Portfolio may purchase and sell put and call options on securities and stock indexes and may purchase or sell interest rate and stock index futures contracts and options thereon. The Portfolio may also engage in forward currency contracts in anticipation of or to protect itself against fluctuations in currency exchange rates with respect to investments in securities of foreign issuers. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

Large-Cap Value Portfolio

  This Portfolio is not available for:

  .Pacific Corinthian variable annuity contracts

  .Pacific Select variable life insurance policies.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest a portion of its assets in short-term fixed income securities, such as repurchase agreements, cash or cash equivalents, to meet operating expenses, to serve as collateral in connection with certain investment techniques, or to meet anticipated redemption requests. The Portfolio may invest up to 20% of its net assets, measured at the time of investment, in foreign companies. In addition, the Portfolio may invest without limit in convertible securities rated below investment grade, and may, from time to time, invest up to 5% of its net assets in non-convertible debt securities rated below investment grade by S&P or Moody's. The Portfolio may also lend its portfolio securities, in an amount not to exceed 33 1/3% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  The Portfolio may also purchase put and call options on securities and securities indexes and enter into the following: stock, index and currency futures contracts and options thereon and currency forward contracts, currency swaps, and options on currencies. The Portfolio may also invest in equity real estate investment trusts ("REITS"), restricted securities, and up to 15% of its net assets in illiquid securities.

Mid-Cap Value Portfolio

  This Portfolio is not available for:

  .Pacific Corinthian variable annuity contracts

  .Pacific Select variable life insurance policies.

  The equity securities in which the Portfolio may invest include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, ADRs, and GDRs. The Portfolio may also invest a portion of its assets in investment grade debt securities, including U.S. Government Securities, commercial paper and other short-term corporate and bank obligations.

  The Portfolio may borrow for investment purposes in an amount up to 33 1/3% of the value of its total assets and may enter into reverse repurchase agreements with banks, brokers or dealers. The Portfolio may also invest up to 15% of its total assets, determined at the time of investment, in foreign equity or debt securities. The Portfolio will not engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns, if, at the time of investment, the total market value of all securities sold and held short would exceed 25% of the Portfolio's net assets. The Portfolio may also lend its portfolio securities, in an amount not to exceed 33 1/3% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  In pursuing its investment objective, the Portfolio may also purchase and sell put and call options on securities, stock indexes and foreign currencies and may purchase cash-settled options on interest rate swaps and equity index swaps. In addition, the Portfolio may purchase or sell futures contracts on securities, stock indexes, currency futures, and options thereon. The Portfolio may engage in foreign currency transactions: (1) to fix in U.S. dollars the value of a security the Portfolio has agreed to buy or sell between the trade and settlement dates; and (2) to hedge the U.S. dollar value of securities the Portfolio already owns. The Portfolio may also invest in equity real estate investment trusts ("REITs"), although it currently intends to limit its investments in REITs to no more than 5% of its assets. The Portfolio may also invest in repurchase agreements, illiquid securities (up to 15% of its net assets) and restricted securities.

Equity Portfolio

  In pursuing its investment objective, the Portfolio invests, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers. The Portfolio may also invest in U.S. government securities, corporate bonds, money market instruments, and enter in repurchase agreements. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  The Portfolio may also purchase and sell put and call options on securities and stock indices and enter into stock index futures contracts and options thereon. The Portfolio may also purchase Standard & Poor's Depository Receipts ("SPDRs"), which represent ownership interests in the SPDR Trust, a long-term unit investment trust established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

Bond and Income Portfolio

  The Portfolio normally invests at least 80% of its assets in securities rated, at the time of acquisition, investment grade by at least one nationally recognized statistical rating organization ("NRSRO") (i.e., Baa or better by Moody's or BBB or better by S&P), or, if not rated by a NRSRO, of comparable quality as determined by the Portfolio Manager. The Portfolio may invest up to 20% of its assets in securities that are not rated investment grade by at least one NRSRO, 15% of which may consist of debt securities of issuers located in emerging market countries.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may invest up to 10% of its assets in non-U.S. dollar denominated securities. The Portfolio may also invest in municipal securities issued by or on behalf of states, territories and possessions of the U.S. (including the District of Columbia) and their political subdivisions, agencies, or instrumentalities, which securities may include private activity bonds or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities; high-quality short-term instruments, including, among others, commercial paper, bank instruments, and repurchase agreements; asset-backed securities; U.S. dollar-denominated obligations of foreign governmental agencies and international agencies; and preferred stock. The Portfolio may invest up to 10% of its assets in the following types of mortgage-related securities: inverse floaters, super floating rate CMO's, interest only ("IO's") and principal-only ("PO's") tranches of stripped mortgage backed securities (including planned amortization class certificates) and inverse IO's. In addition, the Portfolio may invest up to 15% of its net assets in restricted securities that are illiquid. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  The Portfolio may purchase put and call options on securities and on securities indexes and may write covered call options. The Portfolio may also enter into the following types of transactions: financial futures contracts and options thereon; instruments such as interest rate caps, floors, and collars; and interest rate swaps. To hedge against fluctuations in currency exchange rates that affect non-U.S. dollar-denominated securities, the Portfolio may enter into spot (or cash) transactions in currency, forward currency contracts, options on foreign currency contracts, foreign currency futures and options thereon, and currency swaps. The Portfolio may invest up to 5% of its assets in structured notes to hedge interest rate or currency risk. The Portfolio may enter into swaps, caps, floors, collars, structured notes, and non-exchange traded options only with counterparties that have outstanding securities rated A or better by Moody's or S&P or that have outstanding short-term securities rated P-2 or better by Moody's or A-2 or better by S&P, or, if not rated by Moody's or S&P, of equivalent quality.

Equity Index Portfolio

  The Portfolio may purchase and sell stock index futures, purchase options on stock indexes, and purchase options on stock index futures that are based on stock indexes which the Portfolio attempts to track or which tend to move together with stocks included in the index. The Portfolio may also invest in foreign equity securities of U.S. exchange listed to the extent included in the S&P 500. The Portfolio may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including commercial paper, bank obligations, and U.S. Government securities. Temporary investments are not made for defensive purposes in the event of or in anticipation of a general decline in the market price of stocks in which the Portfolio invests. The Portfolio may also lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  The Fund reserves the right to change the index whose performance the Portfolio will attempt to replicate or for the Portfolio to seek its investment objective by means other than attempting to replicate an index, such as by operating the Portfolio as a managed fund, and reserves the right to do so without seeking shareholder approval, but only if operating the Portfolio as described above is not permitted under applicable law for an investment company that serves as an investment medium for variable insurance contracts, or otherwise involves substantial legal risk.

Small-Cap Index Portfolio

  This Portfolio is not available for:

    .Pacific Corinthian variable annuity contracts

    .Pacific Select variable life insurance policies.

  Under normal conditions, the Portfolio invests at least 80% of the value of its total assets in the common stock of companies included in the Russell 2000 Small Stock Index ("Russell 2000"). The Portfolio will be managed in an attempt to minimize the degree to which the investment results of the Portfolio (before taking into account the Portfolio's expenses) differ from the results of the Russell 2000.

  In addition to the investment policies and techniques described in the Prospectus, the Portfolio may purchase and sell stock index futures and options thereon and options on stock indexes that are based on the Russell 2000 or other indexes of small capitalization companies.

  The Portfolio may invest in foreign equity securities if U.S. exchange listed to the extent included in the Russell 2000. The Portfolio is also permitted to invest in when-issued and delayed delivery securities, warrants, and securities that are convertible into common stock. The Portfolio may also invest in illiquid securities (up to 15% of its net assets) and in restricted securities. The Portfolio may also lend its portfolio securities, in an amount not to exceed 33 1/3% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

  The Portfolio may maintain a portion to its assets in short-term debt securities and money market instruments to meet redemption requests or pending investment in the securities of the Russell 2000. These investments will not be made in anticipation of a general decline in the market prices of stocks in which the Portfolio invests.

REIT Portfolio

  This Portfolio is not available for:

    .Pacific Corinthian variable annuity contracts

    .Pacific Select variable life insurance policies.

  The Portfolio is a "non-diversified" portfolio. For purposes of the Portfolio's investment policies, a company is principally engaged in the real estate industry if: (1) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate; or (2) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate.

  During periods when the Portfolio Manager believes that changes in economic, financial, or political conditions make it advisable, the Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in investment grade short-term and medium-term debt obligations or hold cash.

  The Portfolio may buy and sell put and call options on securities and may purchase and sell futures contracts on interest rates. The Portfolio may also invest in the following: repurchase agreements; interest rate derivative products, such as swaps, caps, collars and floors; and structured notes. The Portfolio may also lend its portfolio securities, in an amount not to exceed 33 1/3% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

International Portfolio

  Other than when in a defensive posture, at least 70% of the Portfolio's assets will consist of corporate securities, primarily common stock and, to a lesser degree, securities convertible into common stock. The Portfolio may invest up to 5% of its assets, measured at the time of investment, in debt securities that are rated below investment grade, or if not rated, of equivalent quality.

  The Portfolio may also hold cash (in United States dollars or foreign currencies) or short-term corporate or U.S. Government obligations and bank certificates of deposit denominated in such currencies to provide for redemptions; it is generally not expected that such reserve for redemptions will exceed 10% of the Portfolio assets. Securities which may be held for defensive purposes include nonconvertible preferred stock, debt securities, government securities issued by U.S. and foreign countries and money market securities. The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  The Portfolio may also enter into repurchase agreements and may lend its portfolio securities, in an amount not to exceed 25% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income. The Portfolio may also purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon. The Portfolio may also engage in foreign currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio may enter into forward currency contracts and may purchase and write put and call options on foreign currencies.

Emerging Markets Portfolio

  This Portfolio is not available for:

    .Pacific Corinthian variable annuity contracts.

  The Portfolio's policy of being as fully invested in common stock as practicable at all times precludes the Portfolio from investing in debt securities as a defensive investment posture (although the Portfolio may invest in such securities to provide for payment of expenses and to meet redemption requests.) The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio's assets may be invested. These guidelines are discussed under "Foreign Securities."

  The types of foreign currency transactions in which the Portfolio may enter include forward foreign currency contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

  The Portfolio may invest up to 10% of its assets in U.S. government securities, high quality debt securities, money market obligations, and in cash. Such money market obligations may include short-term corporate or U.S. government obligations and bank certificates of deposit. The debt securities and money market obligations in which the Portfolio invests may be issued by U.S. and foreign issuers and may be denominated in U.S. dollars or foreign currencies.

  The Portfolio also may engage in transaction in options, futures, and options on futures contracts on securities and securities indexes. The Portfolio may purchase and sell stock index futures and options thereon. The Portfolio also may purchase convertible securities, enter into equity index swap agreements, purchase warrants on securities that it is eligible to purchase, invest in preferred stock, enter into repurchase agreements and reverse repurchase agreements, and enter into firm commitment transactions and purchase and sell securities on a when-issued basis. The Portfolio may also lend its portfolio securities, in an amount not to exceed 33 1/3% of the value of its total assets, to brokers, dealers, and other financial institutions to earn income.

Diversification Versus Non-Diversification

  Each of the Portfolios, other than the REIT Portfolio, is diversified, so that with respect to 75% of each such Portfolio's assets (100% for the Money Market Portfolio), it may not invest more than 5% of its assets (taken at market value at the time of investment) in securities of any one issuer, except that this restriction does not apply to U.S. Government securities.

  The REIT Portfolio is "non-diversified," which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended ("1940 Act"). However, to meet Federal tax requirements, the REIT Portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, no more than 5% of its total assets invested in any one issuer, except that this restriction does not apply to U.S. Government securities. Nonetheless, because the REIT Portfolio may invest in a smaller number of companies than a diversified fund, an investment in this Portfolio may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund.

                   SECURITIES AND INVESTMENT TECHNIQUES

  Unless otherwise stated in the prospectus, many investment techniques, including various hedging techniques and techniques which may be used to help add incremental income, are discretionary. That means portfolio managers may elect to engage or not to engage in the various techniques at their sole discretion. Hedging may not be cost-effective or portfolio managers may simply elect not to engage in hedging and have the portfolio assume full risk of the investments. Investors should not assume that any portfolio will be hedged at all times or that it will be hedged at all; nor should investors assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

U.S. Government Securities

  All Portfolios may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. Government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates (described below) and Federal Housing Administration debentures). In guaranteed securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. Government is obligated to or guarantees to pay them in full.

  Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority.

Real Estate Investment Trusts

  REITs are primary investments for the REIT Portfolio. The Large-Cap Value and Mid-Cap Value Portfolios may also invest in equity REITs.

  REITs pool investors' funds for investment primarily in income-producing real estate or in loans or interests related to real estate. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement that it distributes to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and to self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain an exemption from registration under the 1940 Act. REITs also involve risks such as refinancing, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing.

Mortgage-Related Securities

  Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations. The High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, and Bond and Income Portfolios, and the Money Market Portfolio, subject to its investment policies, may invest in mortgage-related securities as well as debt securities which are secured with collateral consisting of mortgage-related securities, and in other types of mortgage-related securities. For information concerning the characterization of mortgage-related securities (including collateralized mortgage obligations) for various purposes including the Fund's policies concerning diversification and concentration, see "Concentration Policy" on page 50.

  Mortgage Pass-Through Securities. These are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made periodically, in effect "passing through" periodic payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMAs"); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

  GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration ("FHA"), or guaranteed by the Department of Veterans Affairs ("VA"). GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

  Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities such as those of FHLMC and FNMA trade in book-entry form and are not subject to the risk of delays in timely payment of income.

  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

  FNMA and FHLMC Mortgage-Backed Obligations. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA, a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the 12 Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

  Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

  CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, generally is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

  In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The series A, B, and C Bonds all bear current interest. Interest on the series Z Bond is accrued and added to principal and a like amount is paid as principal on the series A, B, or C Bond currently being paid off. When the series A, B, and C Bonds are paid in full, interest and principal on the series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

  FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

  If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

  Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

  Other Mortgage-Related Securities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees, if, in an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser or Portfolio Manager determines that the securities meet a Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the opinion of the Adviser or Portfolio Manager are illiquid if, as a result, more than 15% of the value of a Portfolio's net assets (10% for the Money Market Portfolio) will be illiquid. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Adviser or Portfolio Manager will, consistent with a Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

  CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities--Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

  CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  In addition, the Bond and Income Portfolio may invest in inverse floaters and "IO" and "PO" tranches of planned amortization class ("PAC") certificates. PAC certificates are parallel-pay real estate mortgage investment conduit ("REMIC") certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC certificates, even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC certificate payment schedule is taken into account in calculating the final distribution date of each class of the PAC certificate. In order to create PAC Tranches, generally one or more tranches must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

  A PAC IO is a PAC bond that pays an extremely high coupon rate, such as 200%, on its outstanding principal balance, and pays down according to a designated PAC schedule. Due to their high-coupon interest, PAC IO's are priced at very high premiums to par. Due to the nature of PAC prepayment bands and PAC collars, the PAC IO has a greater call (contraction) potential and thus would be impacted negatively by a sustained increase in prepayment speeds.

  Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

  Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

  Mortgage Dollar Rolls. The Bond and Income Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Portfolio loses the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Portfolio. The Portfolio will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Portfolio does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

Other Asset-Backed Securities

  In addition to mortgage-related securities, the High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Equity, and Bond and Income Portfolios, and the Money Market Portfolio, subject to its investment policies, may invest in other asset-backed securities which are securities that directly or indirectly represent a participation interest in, or are secured by and payable from a stream of payments generated by particular assets such as automobile loans or installment sales contracts, home equity loans, computer and other leases, credit card receivables, or other assets. Generally, the payments from the collateral are passed through to the security holder. Due to the possibility that prepayments (on automobile loans and other collateral) will alter cash flow on asset-backed securities, generally it is not possible to determine in advance the actual final maturity date or average life of many asset-backed securities. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it may be possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. Other risks relate to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

High Yield Bonds

  The High Yield Bond, Managed Bond (up to 10% of its assets), Growth LT (up to 10% of its assets), Equity Income, Multi-Strategy, Large-Cap Value (no limit on convertible high yield securities, and up to 5% of its net assets in non-convertible high yield securities), Bond and Income (up to 20% of its assets, 15% of which may be invested in debt securities of foreign governments or their agencies that are from emerging market countries), and International (up to 5% of its assets) Portfolios, measured at the time of investment, may invest in high risk debt securities rated lower than Baa or BBB, or, if not rated by Moody's or S&P, of equivalent quality (although the Managed Bond Portfolio may not invest in securities rated lower than B) ("high yield bonds," which are commonly referred to as "junk bonds").

  In general, high yield bonds are not considered to be investment grade, and investors should consider the risks associated with high yield bonds before investing in the pertinent Portfolio, and in particular the High Yield Bond and Bond and Income Portfolios. Investment in such securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

  Investment in high yield bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. The high yield bond market is relatively new, and many of the outstanding high yield bonds have not endured a lengthy business recession. A long-term track record on bond default rates such as that for investment grade corporate bonds, does not exist for the high yield market. Analysis of the creditworthiness of issuers of debt securities that are high yield bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of investment in high yield bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds.

  Included among the emerging market debt obligations in which the Bond and Income Portfolio may invest are "Brady Bonds," which are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S. Government securities and are considered speculative. Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. They may be collateralized or uncollateralized, or have collateralized or uncollateralized elements, and issued in various currencies (although most are U.S. dollar- denominated), and they are traded in the over-the-counter secondary market.

  Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

  High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield bonds defaults, in addition to risking payment of all or a portion of interest and principal, a Portfolio may incur additional expenses to seek recovery. In the case of high yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash.

  The secondary market on which high yield bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield bond, and could adversely affect and cause large fluctuations in the daily net asset value of the Portfolio's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly-traded market. When secondary markets for high yield bonds are less liquid than the market for higher grade bonds, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

  There are also certain risks involved in using credit ratings for evaluating high yield bonds. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to timely reflect subsequent events.

Bank Obligations

  Bank obligations in which all Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Each Portfolio may also hold funds on deposit with its sub-custodian bank in an interest-bearing account for temporary purposes.

  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which
(i) are not subject to prepayment, or (ii) incur withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Portfolio) would be invested in such deposits, repurchase agreements maturing in more than seven days, and other illiquid assets.

  A Portfolio will not invest in any security issued by a commercial bank unless: (i) the bank has total assets of at least U.S. $1 billion (U.S. $500 million in the case of the Equity Income Portfolio and U.S. $2 billion in the case of the Bond and Income Portfolio), or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least U.S. $1 billion, the aggregate investment made in any one such bank is limited to an amount, currently U.S. $100,000, insured in full by the Federal Deposit Insurance Corporation ("FDIC"); (ii) in the case of U.S. banks, it is a member of the FDIC; and (iii) in the case of foreign banks, the security is, in the opinion of the Adviser or the Portfolio Manager, of an investment quality comparable with other debt securities of similar maturities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

  All Portfolios may invest in short-term debt obligations of savings and loan associations provided that the savings and loan association issuing the security (i) has total assets of at least $1 billion (U.S. $500 million in the case of the Equity Income Portfolio and U.S. $2 billion in the case of the Bond and Income Portfolio), or, in the case of savings and loan associations which do not have total assets of at least $1 billion, the aggregate investment made in any one savings and loan association is insured in full, currently up to $100,000, by the Savings Association Insurance Fund ("SAIF");
(ii) the savings and loan association issuing the security is a member of the Federal Home Loan Bank System; and (iii) the institution is insured by the SAIF.

  A Portfolio will not purchase any security of a small bank or savings and loan association which is not readily marketable if, as a result, more than 15% of the value of its net assets (10% for the Money Market Portfolio) would be invested in such securities, other illiquid securities, or securities without readily available market quotations, such as restricted securities and repurchase agreements maturing in more than seven days.

  The International Portfolio may only invest in obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (i) have more than U.S. $1 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the Portfolio Manager, are of an investment quality comparable to fixed income obligations in which the Portfolio may invest. The Aggressive Equity and Emerging Markets Portfolios may only invest in obligations of foreign banks (including U.S. branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the Portfolio Manager, are of an investment quality comparable to obligations of U.S. banks in which the Portfolios may invest. There is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks if the bank obligations meet the appropriate conditions set forth above.

  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

  The International Portfolio's investments in convertible securities, described below, that are purchased in furtherance of the Portfolio's investment objective, are not subject to the limitations described above with respect to bank obligations.

Municipal Securities

  The Bond and Income Portfolio may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

  The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

  Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

Small Capitalization Stocks

  The Growth, Aggressive Equity, Growth LT. Equity, and Emerging Markets Portfolios, and to a lesser degree, the Equity Income, Multi-Strategy, Large-Cap Value and Mid-Cap Value Portfolios, may invest in small capitalization stocks. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a major securities exchange. As a result, the disposition by a Portfolio of securities to meet redemptions, or otherwise, may require the Portfolio to sell these securities at a discount from market prices or to sell during a period when such disposition is not desirable or to make many small sales over a lengthy period of time.

Corporate Debt Securities

  All Portfolios may invest in U.S. dollar-denominated corporate debt securities of domestic issuers and the Money Market, High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Mid-Cap Value, Bond and Income, International and Emerging Markets Portfolios may invest in U.S. dollar-denominated debt securities of foreign issuers. The Aggressive Equity, Growth LT, Mid-Cap Value, International, and Emerging Markets Portfolios, and, to the extent of 20% of their assets, the Managed Bond and Government Securities Portfolios, and to the extent of 10% of their assets, the Multi-Strategy, Mid-Cap Value, and Bond and Income Portfolios, may also invest in debt securities of foreign issuers denominated in foreign currencies. The debt securities in which any Portfolio other than the Money Market Portfolio may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for that particular Portfolio, or, if not so rated, are, in the Portfolio Manager's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest. The debt securities in which the Money Market Portfolio may invest are described in the discussion of the investment objective and policies of that Portfolio.

  The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

  The High Yield Bond, Managed Bond, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Bond and Income, International, and Emerging Markets Portfolios may invest in corporate debt securities rated Baa (Moody's) or BBB (S&P), or, if not rated by Moody's or S&P, of equivalent quality. Such securities are considered medium grade, and do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking.

  The High Yield Bond, Equity Income and Multi-Strategy Portfolios and, to the extent of 10% of their assets, the Managed Bond and Growth LT Portfolios, and, to the extent of 20% of its assets, the Bond and Income Portfolio and to the extent of 5% of its assets, the International Portfolio, may invest in debt securities rated lower than Baa or BBB (although the Managed Bond Portfolio may not invest in securities rated lower than B), or, if not rated by Moody's or S&P, of equivalent quality. Such securities are not considered to be investment grade, and are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. For more information on the risks of such securities, see the discussion of "High Yield Bonds" above.

Variable and Floating Rate Securities

  All Portfolios may invest in variable and floating rate securities which provide for a periodic adjustment in the interest rate paid on obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event based, such as based on a change in the prime rate.

  The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide Portfolios with a certain degree of protection against rises in interest rates, Portfolios investing in floaters will participate in any declines in interest rates as well.

  The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's limitations on investments in such securities.

  The Bond and Income Portfolio may invest in super floating rate CMOs ("super floaters"). A super floater is a leveraged floating-rate tranche in a CMO issue. At each monthly reset date, a super floater's coupon rate is determined by a slated formula. Typically, the rate is a multiple of some index minus a fixed-coupon amount. When interest rates rise, a super floater is expected to outperform regular floating rate CMOs because of its leveraging factor and higher lifetime caps. Conversely, when interest rates fall, a super floater is expected to underperform floating rate CMOs because its coupon rate drops by the leveraging factor. In addition, a super floater may reach its cap as interest rates increase and may no longer provide the benefits associated with increasing coupon rates.

Commercial Paper

  All of the Portfolios may invest in commercial paper (including variable amount master demand notes). Each Portfolio, other than the Money Market and Equity Portfolios may invest in commercial paper denominated in U.S. dollars, issued by U.S. corporations or foreign corporations and (1) rated at the date of investment Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P or (3) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest. If issued by a foreign corporation, such commercial paper is U.S. dollar-denominated and not subject at the time of purchase to foreign tax withholding. The Aggressive Equity, International, and Emerging Markets Portfolios may, however, invest in commercial paper denominated in foreign currencies. The Money Market Portfolio may invest in commercial paper that meets the standards for money market securities that Portfolio may acquire as described in the Prospectus in the section "Investment Objectives and Policies." The Equity Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P.

  Commercial paper obligations may include variable amount master demand notes. These are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for these notes. However, they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Adviser or Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Adviser or Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or S&P; a Portfolio, other than the Money Market Portfolio, may invest in them only if the Adviser or Portfolio Manager believes that at the time of investment the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. With respect to the Money Market Portfolio, determination of eligibility for the Portfolio will be in accordance with the standards described in the discussion of the Portfolio in the Prospectus on "Investment Objectives and Policies." Master demand notes are considered by the Portfolio to have a maturity of one day unless the Adviser or Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix in the Prospectus for a description of Moody's and S&P ratings applicable to commercial paper.

Convertible Securities

  All Portfolios except the Money Market Portfolio may invest in convertible securities. The convertible securities in the Portfolio's portfolios are fixed-income securities which may be converted or exchanged at a stated exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible bonds and convertible preferred stocks, until converted, have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks, and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

  As fixed-income securities, convertible securities are investments which provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default in their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

  A convertible security, in addition to providing fixed-income, offers the potential for capital appreciation through the conversion feature which enables the holder to benefit from increases in the market price of the underlying common stock. In selecting the securities for a Portfolio, the Adviser or Portfolio Manager gives substantial consideration to the potential for capital appreciation of the common stock underlying the convertible securities. However, there can be no assurance of capital appreciation because securities prices fluctuate.

  Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

  A "synthetic convertible" is created by combining distinct securities which possess the two principal characteristics of a true convertible, i.e., fixed-income ("fixed-income component") and the right to acquire equity securities ("convertibility component"). This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds and preferred stocks) and in warrants, granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price.

  However, the synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. For this reason, the value of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

  More flexibility is possible in the assembly of a synthetic convertible than in the purchase of a convertible security in that its two components may be purchased separately. For example, a Portfolio Manager may purchase a warrant for inclusion in a synthetic convertible but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

  A holder of a synthetic convertible faces the risk that the price of the stock underlying the convertibility component will decline, causing a decline in the value of the warrant; should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the warrant would be lost. Since a synthetic convertible includes the fixed-income component as well, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

Repurchase Agreements

  All Portfolios may invest in repurchase agreements, which entail the purchase of a portfolio eligible security from a bank or broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time (normally one day). Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. If a Portfolio acquires securities from a bank or broker-dealer it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

  If the party agreeing to repurchase should default and if the value of the securities held by a Portfolio should fall below the repurchase price, a loss could be incurred. Repurchase agreements will be entered into only where the underlying security is within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody's or AAA, AA, or A by S&P) or, if not rated by Moody's or S&P, are of equivalent investment quality as determined by the Adviser or Portfolio Manager, except that the Money Market Portfolio will enter into repurchase agreements only where the underlying securities are of the quality that is eligible for the Portfolio as described in the discussion of that Portfolio's investment objective and policies.

  Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Adviser or Portfolio Manager to a Portfolio monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the Portfolio. The Adviser or Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

  A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of the Portfolio (10% for the Money Market Portfolio). If the seller should become bankrupt or default on its obligations to repurchase the securities, a Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. A Portfolio also might incur disposition costs in connection with liquidating the securities.

Borrowing

  Each Portfolio may borrow up to certain limits. A Portfolio may not borrow if, as a result of such borrowing, the total amount of all money borrowed by the Portfolio exceeds 33 1/3% of the value of its total assets (at the time of such borrowing), including reverse repurchase agreements. This borrowing may be unsecured. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Reverse repurchase agreements will be included as borrowing subject to the borrowing limitations described above.

  The Mid-Cap Value Portfolio may borrow for investment purposes ("leveraging") to the extent permitted under the 1940 Act, which permits an investment company to engage in borrowing, provided that it maintains continuous asset coverage of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Mid-Cap Value Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Reverse Repurchase Agreements and Other Borrowings

  Among the forms of borrowing in which the High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Mid-Cap Value, Bond and Income, Equity Index, and Emerging Markets Portfolios may engage and enter into reverse repurchase agreements, which involves the sale of a debt security held by the Portfolio, with an agreement by that Portfolio to repurchase the security at a stated price, date and interest payment.

  A Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The use of reverse repurchase agreements by a Portfolio creates leverage which increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. A Portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase.

  A Portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with broker-dealers requires the creation and maintenance of a segregated account consisting of U.S. Government securities, cash or liquid securities marked-to-market daily at least equal in value to its obligations in respect of reverse repurchase agreements.

Firm Commitment Agreements and When-Issued Securities

  All Portfolios may enter into firm commitment agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the Adviser or Portfolio Manager to a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

  A Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price--and all the rights and risks of ownership of the securities--accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will maintain in a segregated account U.S. Government securities, cash or liquid securities marked-to-market daily of an aggregate current value sufficient to make payment for the securities.

Loans of Portfolio Securities

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. Government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 25% of the total assets of the Portfolio except for the Large-Cap Value, the Mid-Cap Value, the Small-Cap Index, and the REIT Portfolios, each of which may loan portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. It should be noted that in connection with the lending of its portfolio securities, the Portfolio is exposed to the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has contracted with State Street Bank & Trust Company to engage in securities lending of domestic securities and Chase Manhattan Bank ("Chase") to engage in securities lending of foreign securities (collectively, the "Lending Agents"). In determining whether to lend securities, the Lending Agents consider all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the Portfolio Manager wishes to vote on matters put before shareholders.

Short Sales

  The Mid-Cap Value Portfolio may engage in short sales. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, the Portfolio may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if the Portfolio Manager believes that the price of a particular security or group of securities is likely to decline.

  When the Portfolio makes a short sale, the Portfolio must arrange through a broker to borrow the security to deliver to the buyer; and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the security. The Portfolio must also pay any dividends or interest payable on the security until the Portfolio replaces the security.

  The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash, U.S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to deposit collateral consisting of cash or liquid securities, marked-to-market daily, in a segregated account with its custodian in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short.

Short Sales Against the Box

  The Aggressive Equity, Mid-Cap Value and Equity Portfolios may enter into short sales "against the box." A short sale is made by selling a security the Portfolio does not own. A short sale is "against the box" when, at all times during which a short position is open, the Portfolio owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. No more than 15% of the value of a Portfolio's net assets will be subject to such short sales at any time.

Illiquid and Restricted Securities (Private Placements)

  All Portfolios may acquire illiquid securities. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such security at a time when a Portfolio Manager might wish to sell, and these securities could have the effect of decreasing the overall level of a

Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition.

  All Portfolios except the Equity Index Portfolio may invest in restricted securities (including privately placed securities) but a Portfolio will not acquire such securities if they are illiquid and other securities that are illiquid, such as repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% of the value of the Portfolio's net assets, and in the case of the Money Market Portfolio, 10% of the value of its Portfolio assets. The privately placed securities in which these Portfolios may invest are called restricted securities because there are restrictions or conditions attached to their resale.

  Restricted securities may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction exempt from such registration such as certain privately negotiated transactions. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith under the direction of the Board of Trustees. If through the appreciation of restricted securities or the depreciation of unrestricted securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in restricted securities that are illiquid and other securities that are illiquid, the Portfolio Manager will consider whether steps should be taken to assure liquidity.

  Certain restricted securities may be purchased by certain "qualified institutional buyers" without the necessity for registration of the securities. A Portfolio may acquire such a security without the security being treated as illiquid for purposes of the above-described limitation on acquisition of illiquid assets if the Portfolio Manager determines that the security is liquid under guidelines adopted by the Fund's Board of Trustees. Investing in such restricted securities could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Precious Metals-Related Securities

  The Equity Portfolio, and possibly other Portfolios that invest in equity securities, may invest in precious metals-related securities. Precious metals-related securities are considered equity securities of U.S. and foreign companies involved in the exploration, mining, development, production, or distribution of gold or other natural resources, including minerals and metals such as copper, aluminum, silver, platinum, uranium, strategic metals, diamonds, coal, oil, and phosphates.

  The value of these securities may be affected by worldwide financial and political factors, and prices may fluctuate sharply over short time periods. For example, precious metals securities may be affected by changes in inflation expectations in various countries, metal sales by central banks of governments or international agencies, governmental restrictions on the private ownership of certain precious metals or minerals and other factors.

Foreign Securities

  The Money Market, High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Bond and Income, International, and Emerging Markets Portfolios may invest directly in U.S. dollar-denominated corporate debt securities of foreign issuers, certain foreign bank obligations and U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies. The Growth, Growth LT, Equity Income, Multi-Strategy and Equity Index Portfolios may invest in equity securities of foreign issuers if U.S. exchange listed or if otherwise included in the S&P 500. The Growth LT Portfolio may invest up to 25% of its assets in foreign securities denominated in a foreign currency and not publicly traded in the United States. The Aggressive Equity Portfolio may invest in securities of foreign issuers that are traded in U.S. securities markets and may invest up to 20% of its assets in securities that are traded principally in securities markets outside of the United States. The International and Emerging Markets Portfolios may invest in equity securities of foreign corporations, nonconvertible fixed income securities denominated in foreign currencies, and in securities represented by European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into equity securities of foreign issuers. The Growth LT Portfolio may also invest in EDRs and GDRs and other types of receipts of shares evidencing ownership of the underlying foreign securities. The Managed Bond and Government Securities Portfolios may each invest up to 20% of their assets in non-U.S. dollar-denominated debt securities of foreign issuers. The Large-Cap Value Portfolio may invest up to 20% of its net assets in securities of foreign companies and the Mid-Cap Value Portfolio may invest up to 15% of its total assets in foreign equity or debt securities, which may include GDRs. The Multi-Strategy and Bond and Income Portfolios may invest up to 10% of their assets in non-U.S. dollar-denominated debt securities of foreign issuers. The Small-Cap Index Portfolio may invest in foreign equity securities if they are U.S. exchange listed and if they are included in the Russell 2000 Index. All Portfolios, except the Equity Portfolio, may purchase American Depositary Receipts ("ADRs") which are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer. ADRs are publicly-traded on exchanges or over-the-counter in the United States.

  Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks are intensified with respect to investments in emerging market countries. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation, nationalization, or confiscatory taxation, adverse changes in investment or exchange control regulations, trade restrictions, political instability (which can affect U.S. investments in foreign countries), and potential restrictions on the flow of international capital. It may be more difficult to obtain and enforce judgments against foreign entities. Additionally, income (including dividends and interest) from foreign securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions on foreign exchanges or over-the-counter markets may involve greater time from the trade date until settlement than for domestic securities transactions and, if the securities are held abroad, may involve the risk of possible losses through the holding of securities in custodians and depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Investing in ADRs may involve many of the same special risks associated with investing in securities of foreign issuers other than liquidity risks.

  There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

  It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

  With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Portfolio, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

  The dividends and interest payable on certain of the Portfolios' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution.

  Investors should understand that the expense ratio of the International and Emerging Markets Portfolios can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Portfolios are higher.

  Investment in foreign securities also involves the risk of possible losses through the holding of securities in custodian banks and securities depositories in foreign countries. The Fund has entered into a Custody Agreement with Investors Fiduciary Trust Company ("IFTC"), a trust company chartered under the laws of Missouri, which has entered into a Subcustodial Agreement with The Chase Manhattan Bank ("Chase") under which Chase, together with certain of its foreign branches and agencies and foreign banks and securities depositories acting as subcustodian to Chase, will maintain custody of the securities and other assets of foreign issuers for the Fund. Under these agreements, Chase and IFTC have agreed (i) to use reasonable care in the safekeeping of these securities, (ii) to indemnify and hold harmless the Fund from and against any loss which shall occur as a result of the failure of a foreign bank or securities depository holding such securities and (iii) to exercise reasonable care in the safekeeping of such securities to the same extent as if the securities were held in New York. Pursuant to requirements of the Securities and Exchange Commission ("SEC"), Chase is required to use reasonable care in the selection of foreign subcustodians, and to consider the financial strength of the foreign subcustodian, its general reputation and standing (for depository, its operating history and number of participants), its ability to provide efficiently the custodial services required, its relative costs for the services to be rendered, and the Fund's ability to obtain jurisdiction over the foreign subcustodian to enforce judgments. No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets, which would impact assets of the Portfolio, will not occur, and shareholders bear the risk of losses arising from these or other events.

  The International and Emerging Markets Portfolios may invest in shares of investment companies organized to invest in foreign countries. Under the 1940 Act, the Portfolio may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of the Portfolio's total assets in any one investment company, or invest more than 10% of the Portfolio's total assets in the securities of investment companies.

  The International and Emerging Markets Portfolios' foreign investments will be allocated to at least three countries at all times. In addition, each Portfolio may not invest more than 50% of its assets in any one second tier country or more than 25% of its assets in any one third tier country. First tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second tier countries are all countries not in the first or third tier. Third tier countries are countries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation. The Portfolios are not subject to any limit upon investment in issuers domiciled or primarily traded in the United States. Less diversification among countries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to a market decline in a single country.

Foreign Currency Transactions

  Generally, the foreign exchange transactions of the Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets Portfolios will be conducted on a spot, i.e., cash, basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. This rate, under normal market conditions, differs from the prevailing exchange rate in an amount generally less than 0.15 of 1% due to the costs of converting from one currency to another. However, the Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets

Portfolios have authority to deal in forward foreign exchange as a hedge against possible fluctuations in foreign exchange rates. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Mid-Cap Value Portfolio may engage in foreign currency transactions: (1) to fix in U.S. dollars the value of a security that the Portfolio already owns; and (2) to hedge the U.S. dollar value of securities the Portfolio already owns. A Portfolio's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of a Portfolio, or the payment of dividends and distributions by a Portfolio. Position hedging is the sale of forward foreign currency contracts with respect to portfolio security positions denominated or quoted in a foreign currency. In connection with either of these types of hedging, a Portfolio may also engage in proxy hedging. Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to be moving in correlation with a currency or currencies in which portfolio securities are or are expected to be denominated. Proxy hedging is often used when a currency in which portfolio securities are denominated is difficult to hedge. The precise matching of a currency with a proxy currency will not generally be possible and there may be some additional currency risk in connection with such hedging transactions. The Portfolios will not speculate in forward foreign exchange.

  Forward Foreign Currency Contracts. The Managed Bond, Government Securities, Aggressive Equity, Growth LT, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets Portfolios may enter into forward foreign currency contracts only under the following circumstances. First, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying security transactions (or a proxy currency considered to move in correlation with that currency) for a fixed amount of dollars, a Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment in made or received.

  Second, when the Portfolio Manager of a Portfolio believes that the currency of a particular foreign country may suffer a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency (or a proxy currency considered to move in correlation with that currency), approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. In no event will a Portfolio enter into forward contracts under this second circumstance, or maintain a net exposure to such contracts, where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of that Portfolio's portfolio securities or other assets denominated in that foreign currency (or a proxy currency considered to move in correlation with that currency). In addition, a Portfolio will not enter into forward contracts under this second circumstance, if, as a result, the Portfolio will have more than 25% of the value of its total assets committed to the consummation of such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. The Portfolios will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian bank will place cash or liquid equity or debt securities in a separate account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities used to cover a position or the value of assets placed in the separate account declines, a Portfolio will find alternative cover or additional cash or securities will be placed in the account on a daily basis so that the value of the segregated assets will equal the amount of the Portfolio's commitments with respect to such contracts.

  When a Portfolio Manager of a Portfolio believes that the currency of a particular foreign country may suffer a decline against the U.S. dollar, that Portfolio may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the Portfolio's holdings denominated in such foreign currency. At the maturity of the forward contract to sell, the Portfolio may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.

  It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

  If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

  A Portfolio's dealings in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, a Portfolio is not required to enter into such transactions with regard to their foreign currency denominated securities and will not do so unless deemed appropriate by its Portfolio Manager. It also should be realized that this method of protecting the value of a Portfolio's holdings in securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result from the value of such currency increase.

  Although a Portfolio values its shares in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

  The Managed Bond, Government Securities, Aggressive Equity, Growth LT, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets Portfolios may also purchase and write options on foreign currencies, invest in foreign currency futures contracts, and purchase and write options thereon, as described below.

Options

  In pursuing their investment objectives, the High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Bond and Income, REIT, and Emerging Markets Portfolios may engage in the purchase and writing of put and call options on securities. In pursuing their investment objectives, the Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Bond and Income, Equity Index, Small-Cap Index and Emerging Markets Portfolios may purchase put and call options on stock indexes.

  Purchasing and Writing Options on Securities. The High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Bond and Income, REIT, and Emerging Markets Portfolios may purchase and write put and call options on securities. A Portfolio may purchase and sell (write) (i) both put and call options on debt or other securities in standardized contracts traded on national securities exchanges, boards of trade, similar entities, or for which an established over-the-counter market exists; and (ii) agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

  An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held in a Portfolio will enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio will continue to receive interest income on such security.

  A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Portfolio may also allow options to expire unexercised.

  In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, a Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

  In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, a Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

  A Portfolio may write call options and put options only if they are "covered" or "secured." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio, or, if the Portfolio has a call on the same security if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash, U.S. Government securities or liquid securities marked-to-market daily in a segregated account with the Fund's custodian. A put is secured if the Portfolio maintains cash, U.S. Government securities or liquid securities marked-to-market daily with a value equal to the exercise price in a segregated account or holds a put on the same underlying security at an equal or greater exercise price.

  In the case of options on certain U.S. Government securities, the Portfolio will maintain, in a segregated account with the Fund's Custodian, cash, U.S. Government securities or liquid securities marked-to-market daily with a value sufficient to meet its obligations under the call, or by other means which would permit immediate satisfaction of the Portfolio's obligation as writer of the option.

  Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

  A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

  The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

  Purchasing Options on Stock Indexes. The Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Bond and Income, Equity Index and Emerging Markets Portfolios may purchase put and call options on stock indexes which are standardized and traded on a U.S. exchange or board of trade, or for which an established over-the-counter market exists. The Aggressive Equity and Emerging Markets Portfolios may sell put and call options on securities indexes that are exchange traded or traded on over-the-counter markets. Like other options listed on United States securities exchanges, index options are issued by the Options Clearing Corporation ("OCC"). The Small-Cap Index Portfolio may purchase and sell options on stock indexes that are based on the Russell 2000 or other indexes of small capitalization companies.

  A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of value weighted indices that take into account prices of component stocks and the number of shares outstanding, the market values of many different companies. Stock indexes are compiled and published by various sources, including securities exchanges. An index may be designed to be representative of the stock market as a whole, of a broad market sector (e.g., industrials), or of a particular industry (e.g., electronics). An index may be based on the prices of all, or only a sample, of the stocks whose value it is intended to represent.

  A stock index is ordinarily expressed in relation to a "base" established when the index was originated. The base may be adjusted from time to time to reflect, for example, capitalization changes affecting component stocks. In addition, stocks may from time to time be dropped from or added to an index group. These changes are within the discretion of the publisher of the index.

  Different stock indexes are calculated in different ways. Often the market prices of the stocks in the index group are "value weighted;" that is, in calculating the index level, the market price of each component stock is multiplied by the number of shares outstanding. Because of this method of calculation, changes in the stock prices of larger corporations will generally have a greater influence on the level of a value weighted (or sometimes referred to as a capitalization weighted) index than price changes affecting smaller corporations.

  In general, index options are very similar to stock options, and are basically traded in the same manner. However, when an index option is exercised, the exercise is settled by the payment of cash--not by the delivery of stock. The assigned writer of a stock option is obligated to pay the exercising holder cash in an amount equal to the difference (expressed in dollars) between the closing level of the underlying index on the exercise date and the exercise price of the option, multiplied by a specified index "multiplier." A multiplier of 100, for example, means that a one-point difference will yield $100.

  Gains or losses on the Portfolios' transactions in securities index options depend primarily on price movements in the stock market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by a Portfolio of the Fund. A Portfolio may sell securities index options prior to expiration in order to close out its positions in stock index options which it has purchased. A Portfolio may also allow options to expire unexercised.

  Risks of Options Transactions. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option it had purchased on a security, it would have to exercise the option to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

  If trading were suspended in an option purchased by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

  With respect to index options, current index levels will ordinarily continue to be reported even when trading is interrupted in some or all of the stocks in an index group. In that event, the reported index levels will be based on the current market prices of those stocks that are still being traded (if any) and the last reported prices for those stocks that are not currently trading. As a result, reported index levels may at times be based on non-current price information with respect to some or even all of the stocks in an index group. Exchange rules permit (and in some instances require) the trading of index options to be halted when the current value of the underlying index is unavailable or when trading is halted in stocks that account for more than a specified percentage of the value of the underlying index. In addition, as with other types of options, an exchange may halt the trading of index options whenever it considers such action to be appropriate in the interests of maintaining a fair and orderly market and protecting investors. If a trading halt occurs, whether for these or for other reasons, holders of index options may be unable to close out their positions and the options may expire worthless.

  Spread Transactions. The High Yield Bond, Managed Bond and Government Securities Portfolios may enter into spread transactions with securities dealers. Such spread transactions are not generally exchange listed or traded. Spread transactions may occur in the form of options, futures, forwards or swap transactions. The purchase of a spread transaction gives a Portfolio the right to sell or receive a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. The risk to a Portfolio in purchasing spread transactions is the cost of the premium paid for the spread transaction and any transaction costs. The sale of a spread transaction obligates a Portfolio to purchase or deliver a security or a cash payment with respect to an index at a fixed dollar spread or fixed yield spread in relationship to another security or index which is used as a benchmark. In addition, there is no assurance that closing transactions will be available. The purchase and sale of spread transactions will be used in furtherance of a Portfolio's objectives and to protect a Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread transaction. The Fund does not consider a security covered by a spread transaction to be "pledged" as that term is used in the Fund's policy limiting the pledging or mortgaging of its assets. The sale of spread transactions will be "covered" or "secured" as described in the "Options", "Options on Foreign Currencies", "Futures Contracts and Options on Futures Contracts", and "Swap Agreements and Options on Swap Agreements" sections.

Options on Foreign Currencies

  The Managed Bond, Government Securities, Aggressive Equity, Growth LT, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets Portfolios may purchase and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will offset, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forgo a portion or all of the benefits of advantageous changes in those rates.

  A Portfolio may write options on foreign currencies for hedging purposes. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be executed and the diminution in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  A Portfolio may write covered call and put options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio (i) owns the underlying foreign currency covered by the call; (ii) has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio; (iii) has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or cash, U.S. Government securities, or liquid securities marked-to-market daily in a segregated account with the Fund's custodian; or (iv) cross-hedges the call option by segregating and marking-to-market cash or liquid assets equal to the value of the underlying foreign currency. A put option written on a foreign currency by a Portfolio is "covered" if the option is secured by (i) government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or U.S. Government securities, cash or liquid securities marked-to-market daily at least equal to the exercise price in a segregated account, or (ii) a put on the same underlying currency at an equal or greater exercise price.

  A Portfolio also may write call options on foreign currencies for cross-hedging purposes that would not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the Portfolio collateralizes the option by maintaining, in a segregated account with the Fund's custodian, cash, U.S. Government Securities, or liquid securities marked-to-market daily in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  Foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

  In addition, options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

Investments in SPDRs

  Under the 1940 Act, a Portfolio may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies.

  The Equity Portfolio may also invest in SPDRs in compliance with the 1940 Act. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yields of the S&P 500.

  Individual investments in SPDRs are not redeemable, except upon termination of the UIT. However, large quantities of SPDRs known as "Creation Units" are redeemable from the sponsor of the UIT. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market.

  The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Equity Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described under "Risks of Options Transactions."

Futures Contracts and Options on Futures Contracts

  The High Yield Bond, Managed Bond, Government Securities, Growth LT, Multi-Strategy, Bond and Income, REIT, and International Portfolios may invest in interest rate futures and options thereon. The Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Equity Index, Small-Cap Index, International, and Emerging Markets Portfolios may invest in stock index futures and options thereon.

  Interest Rate Futures. (The High Yield Bond, Managed Bond, Government Securities, Growth LT, Multi-Strategy, Bond and Income, REIT, and International Portfolios.) An interest rate futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) at a specified price at a future date. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security will result in lower transaction costs being incurred. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three month U.S. Treasury bills, 90 day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

  As a hedging strategy a Portfolio might employ, a Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intended to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

  A Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.

  Stock Index Futures. (The Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Equity Index, Small-Cap Index, International, and Emerging Markets Portfolios.) A stock index is a method of reflecting in a single number the market values of many different stocks or, in the case of capitalization weighted indices that take into account both stock prices and the number of shares outstanding, many different companies. An index fluctuates generally with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold. No physical delivery of the underlying stocks in the index is made.

  A Portfolio may purchase and sell stock index futures contracts to hedge its securities portfolio. A Portfolio may engage in transactions in futures contracts only in an effort to protect it against a decline in the value of the Portfolio's portfolio securities or an increase in the price of securities that the Portfolio intends to acquire. For example, a Portfolio may sell stock index futures to protect against a market decline in an attempt to offset partially or wholly a decrease in the market value of securities that the Portfolio intends to sell. Similarly, to protect against a market advance when the Portfolio is not fully invested in the securities market, the Portfolio may purchase stock index futures that may partly or entirely offset increases in the cost of securities that the Portfolio intends to purchase.

  Futures Options. The High Yield Bond, Managed Bond, Government Securities, Growth LT, Multi-Strategy, Bond and Income, REIT, and International Portfolios may purchase and sell (write) call and put options on interest rate futures. Futures options possess many of the same characteristics as options on securities. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

  The Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Large-Cap Value, Mid-Cap Value, Equity, Equity Index, Small-Cap Index, International, and Emerging Markets Portfolios may purchase put and call options on stock index futures. Options on stock index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the stock index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

  The High Yield Bond, Multi-Strategy, Equity Income, Large-Cap Value, Mid-Cap Value, Equity, Equity Index and Small-Cap Index Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

  If a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark-to-market its open futures positions.

  A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

  Limitations. The Fund will comply with certain regulations of the Commodity Futures Trading Commission ("CFTC") under which an investment company may engage in futures transactions and qualify for an exclusion from being a "commodity pool." Under these regulations, a Portfolio may only enter into a futures contract or purchase an option thereon (1) for bona fide hedging purposes and (2) for other purposes if, immediately thereafter, the initial margin deposits for futures contracts held by that Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would not exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

  When purchasing a futures contract, a Portfolio must maintain with its custodian in a segregated account (or broker, if legally permitted) cash, U.S. Government securities or other liquid securities marked-to-market daily (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or, U.S. Government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the amount such option is in-the-money until the option expires or is closed out by the Portfolio. When selling a futures contract or selling a put option on a futures contract, the Portfolio is required to maintain with its custodian government securities, cash or liquid securities marked-to-market daily of that foreign currency, and/or U.S. Government securities, cash, or other liquid securities marked-to-market daily (including any margin) equal to the market value of such contract or exercise price of such option, or to otherwise cover the position.

  A Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

  The Fund reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities. If other types of options, futures contracts, or futures options are traded in the future, a Portfolio may also use such investment techniques, provided that the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

  Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the portfolio securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

  The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. With respect to a stock index futures contract, the price of stock index futures might increase, reflecting a general advance in the market price of the index's component securities, while some or all of the portfolio securities might decline. If a Portfolio had hedged its portfolio against a possible decline in the market with a position in futures contracts on an index, it might experience a loss on its futures position until it could be closed out, while not experiencing an increase in the value of its portfolio securities. If a hedging transaction is not successful, the Portfolio might experience losses which it would not have incurred if it had not established futures positions. Similar risk considerations apply to the use of interest rate and other futures contracts.

  Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

  The Managed Bond, Government Securities, Aggressive Equity, Growth LT, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets Portfolios may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protection as funds received in respect of transactions on United States futures exchanges. In addition, any profits that the Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or the Portfolio could incur losses as a result of changes in the exchange rate. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges or boards of trade and those that are not.

  There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Foreign Currency Futures and Options Thereon

  The Managed Bond, Government Securities, Aggressive Equity, Growth LT, Large-Cap Value, Mid-Cap Value, Bond and Income, International, and Emerging Markets Portfolios may enter into contracts for the purchase or sale for future delivery of foreign currencies ("foreign currency futures") and may purchase and write options on foreign currency futures. In addition, a Portfolio may engage in cross-hedging activities, which involve the sale of a futures contract on one foreign currency to hedge against changes in exchange rates for a different ("proxy") currency if there is an established historical pattern of correlation between the two currencies. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Portfolio's securities or adversely affect the prices of securities that the Portfolio has purchased or intends to purchase at a later date. The successful use of foreign currency futures will usually depend on the Portfolio Manager's ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of foreign currency futures or may realize losses.

Swap Agreements and Options on Swap Agreements

  The Mid-Cap Value and Emerging Markets Portfolio may enter into equity index swap agreements. The Managed Bond, Government Securities, Mid-Cap Value, and REIT Portfolios may enter into interest rate, and interest rate index, and/or currency exchange rate swap agreements, and the Managed Bond, Government Securities and Mid-Cap Value Portfolios may purchase and sell options thereon. The Large-Cap Value Portfolio may enter into currency swaps. A Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, and/or liquid securities marked-to-market daily, to avoid any potential leveraging of a Portfolio. The Bond and Income Portfolio may invest in the following types of swap agreements: (1) "interest rate caps," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (2) "interest rate floors," under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a certain level, or "floor"; (3) "interest rate collars," under which one party sells a cap and purchases a floor or vice-versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) "currency exchange rate swap agreements."

  Generally, the swap agreement transactions in which a Portfolio will engage are not regulated as futures or commodity option transactions under the Commodity Exchange Act or by the Commodity Futures Trading Commission.

  Risks of Swap Agreements. Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on a Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. It may not be possible to enter into a reverse swap or close out a swap position prior to its original maturity and, therefore, a Portfolio may bear the risk of such position until its maturity. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Portfolio will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of a Portfolio's repurchase agreement guidelines unless otherwise specified in the investment policies of the Portfolio). Certain tax considerations may limit a Portfolio's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to received under such agreements. See "Taxation".

Structured Notes

  The Bond and Income and REIT Portfolios may invest in structured notes. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices, or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Portfolio's investment. Structured notes may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured notes may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Warrants and Rights

  The High Yield Bond, Growth LT, Equity Income, Multi-Strategy, Mid-Cap Value, Equity, Bond and Income, and Small-Cap Index Portfolios may invest in warrants; however, not more than 10% of the market value of a Portfolio's assets (at the time of purchase), and in the case of the Equity Portfolio 5%, may be invested in warrants other than warrants acquired in units or attached to other securities. The Mid-Cap Value Portfolio may invest up to 5% of its total assets in rights. The Aggressive Equity and Emerging Markets Portfolios each may invest up to 5% of its net assets in warrants or rights (valued at the lower of cost or market) to purchase securities, provided that no more than 2% of its net assets are invested in warrants not listed on the New York or American Stock Exchanges. Each of these Portfolios may invest in warrants or rights acquired as part of a unit or attached to securities at the time of purchase without limitation. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Duration

  Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. Duration is one of the fundamental tools that may be used by the Adviser or Portfolio Manager in fixed income security selection. In this discussion, the term "bond" is generally used to connote any type of debt instrument.

  Most notes and bonds have provided interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

  Duration is a measure of the average life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

  Although frequently used, the "term of maturity" of a bond is not a useful measure of the longevity of a bond's cash flow because it refers only to the time remaining to the repayment of principal or corpus and disregards earlier coupon payments. Thus, for example, three bonds with the same maturity may not have the same investment characteristics (such as risk or repayment time). One bond may have large coupon payments early in its life, whereas another may have payments distributed evenly throughout its life. Some bonds (such as zero coupon bonds) make no coupon payments until maturity. Clearly, an investor contemplating investing in these bonds should consider not only the final payment or sum of payments on the bond, but also the timing and magnitude of payments in order to make an accurate assessment of each bond. Maturity, or the term to maturity, does not provide a prospective investor with a clear understanding of the time profile of cash flows over the life of a bond.

  Another way of measuring the longevity of a bond's cash flow is to compute a simple average time to payment, where each year is weighted by the number of dollars the bond pays that year. This concept is termed the "dollar-weighted mean waiting time," indicating that it is a measure of the average time to payment of a bond's cash flow. The critical shortcoming of this approach is that it assigns equal weight to each dollar paid over the life of a bond, regardless of when the dollar is paid. Since the present value of a dollar decreases with the amount of time which must pass before it is paid, a better method might be to weight each year by the present value of the dollars paid that year. This calculation puts the weights on a comparable basis and creates a definition of longevity which is known as duration.

  A bond's duration depends upon three variables: (i) the maturity of the bond; (ii) the coupon payments attached to the bond; and (iii) the bond's yield to maturity. Yield to maturity, or investment return as used here, represents the approximate return an investor purchasing a bond may expect if he holds that bond to maturity. In essence, yield to maturity is the rate of interest which, if applied to the purchase price of a bond, would be capable of exactly reproducing the entire time schedule of future interest and principal payments.

  Increasing the size of the coupon payments on a bond, while leaving the maturity and yield unchanged, will reduce the duration of the bond. This follows from the fact that because bonds with higher coupon payments pay relatively more of their cash flows sooner, they have shorter durations. Increasing the yield to maturity on a bond (e.g., by reducing its purchase price), while leaving the terms to maturity and coupon payments unchanged, also reduces the duration of the bond. Because a higher yield leads to lower present values for more distant payments relative to earlier payments, and, to relatively lower weights attached to the years remaining to those payments, the duration of the bond is reduced.

  There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is mortgage pass-throughs. The stated final maturity is generally 30 years but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser or Portfolio Manager to a Portfolio will use more sophisticated analytical techniques which incorporate the economic life of a security into the determination of its interest rate exposure.

  Futures, options, and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the portfolio duration if interest rates go down and bond prices go up by approximately the same amount that holding an equivalent amount of the underlying securities would.

  Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration if interest rates go up and bond prices go down by approximately the same amount that selling an equivalent amount of the underlying securities would.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

  Each Portfolio's investment objective as set forth under "Investment Objectives and Policies," and the investment restrictions as set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote, at an annual or special meeting of
(a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such Portfolio, whichever is the less. Under these restrictions, a Portfolio may not:

  (i) except for the REIT Portfolio, invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto). This restriction does not apply to the REIT Portfolio, which will normally invest more than 25% of its total assets in securities of issuers of real estate investment trusts and in industries related to real estate;

  (ii) with respect to 75% of its total assets (or, in the case of the REIT Portfolio, with respect to 50% of its assets), invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

  (iii) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer;

  (iv) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

  (v) borrow money or pledge, mortgage or hypothecate its assets, except that a Portfolio may: (a) borrow from banks but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300%; and (b) enter into reverse repurchase agreements and transactions in options, futures, and options on futures as described in the Prospectus and in the Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed to be pledges of a Portfolio's assets);

  (vi) lend any funds or other assets, except that a Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities in an amount not to exceed 25% of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Fund's Trustees, except the Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios, each of which may lend its Portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

  (vii) act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; and

  In addition, with respect to the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Growth LT, Equity Income, Multi-Strategy, Equity Index and International Portfolios, unless otherwise indicated, such Portfolios may not:

  (viii) purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the Prospectus and in the Statement of Additional Information (a) the Managed Bond, Equity Index, Government Securities, High Yield Bond, Growth LT, Equity Income, Multi-Strategy, and International Portfolios may engage in futures contracts and options on futures contracts, (b) all Portfolios may enter into foreign forward currency contracts; and (c) the Equity Index Portfolio may purchase and sell stock index futures, purchase options on stock indexes, and purchase options on stock index futures;

  (ix) except the Growth LT Portfolio, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

  (x) except the Growth LT Portfolio, maintain a short position, or purchase, write, or sell puts, calls, straddles, spreads, or combinations thereof, except as set forth in the Prospectus and in the SAI for transactions in options, futures, and options on futures.

Nonfundamental Investment Restrictions

  Each Portfolio is also subject to the following restrictions and policies (which are not fundamental and may therefore be changed without shareholder approval) relating to the investment of its assets and activities. Unless otherwise indicated, a Portfolio may not:

  (i) invest for the purpose of exercising control or management;

  (ii) sell property short, sell securities short, except the Mid-Cap Value Portfolio, sell short against the box, except the Aggressive Equity, Equity and Mid-Cap Value Portfolios;

  (iii) purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of the Portfolio would be invested in such warrants;

  (iv) except the Mid-Cap Value Portfolio, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

  (v) except the Mid-Cap Value Portfolio, maintain a short position, or purchase, write, or sell puts, calls, straddles, spreads, or combinations thereof, except as set forth in the Prospectus and in the SAI for transactions in options, futures, and options on futures;

  (vi) invest in securities that are illiquid, or in repurchase agreements maturing in more than seven days, if as a result of such investment, more than 15% of the net assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities, and with respect to the Money Market Portfolio, more than 10% of the total assets of the Portfolio (taken at market value at the time of such investment) would be invested in such securities; and

  (vii) purchase or sell commodities or commodities contracts, except, (a) futures contracts and options on futures contracts, (b) forward foreign currency contracts and (c) stock index futures, options on stock indexes, and options on stock index futures; subject to any applicable restrictions described in the Prospectus and in the SAI.

  Unless otherwise indicated, as in the restriction for borrowing or hypothecating assets of a Portfolio, for example, all percentage limitations listed above apply to each Portfolio only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation. For purposes of fundamental restriction
(v) and nonfundamental restriction (vii) as set forth above, an option on a foreign currency shall not be considered a commodity or commodity contract. For purposes of nonfundamental restriction (v), a short sale "against the box" shall not be considered a short position.

                 ORGANIZATION AND MANAGEMENT OF THE FUND

  The Fund was organized as a Massachusetts business trust on May 4, 1987, and currently consists of eighteen separate Portfolios. The assets of each Portfolio are segregated, and your interest is limited to the Portfolio to which proceeds from your Variable Contract's Accumulated Value is allocated. The business and affairs of the Fund are managed under the direction of the Board of Trustees under the Fund's Agreement and Declaration of Trust.

Trustees and Officers

  The Trustees and Executive Officers of the Fund, their business address, and principal occupations during the past five years are:

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Thomas C. Sutton*            Chairman of the     Chairman of the Board,
 700 Newport Center Drive     Board, Trustee      Director and Chief Executive
 Newport Beach, CA 92660      and President       Officer of Pacific Life,
 Age 56                                           Pacific Mutual Holding
                                                  Company and Pacific
                                                  LifeCorp; Former Equity
                                                  Board Member of PIMCO
                                                  Advisors L.P.; and similar
                                                  positions with other
                                                  subsidiaries of Pacific
                                                  Life; Director of Newhall
                                                  Land & Farming; Director of
                                                  The Irvine Company; Director
                                                  of Edison International.
 Glenn S. Schafer*            Trustee             President and Director of
 700 Newport Center Drive                         Pacific Life, Pacific Mutual
 Newport Beach, CA 92660                          Holding Company and Pacific
 Age 49                                           LifeCorp and similar
                                                  positions with other
                                                  subsidiaries and affiliates
                                                  of Pacific Life.
 Lucie H. Moore               Trustee             Former Partner with Gibson,
 1825 Port Manleigh Place                         Dunn & Crutcher.
 Newport Beach, CA 92660
 Age 42
 Richard L. Nelson            Trustee             Business Consultant; retired
 8 Cherry Hills Lane                              Partner with Ernst & Young;
 Newport Beach, CA 92660                          Director of Wynn's
 Age 69                                           International, Inc.
 Lyman W. Porter              Trustee             Professor of Management in
 University of California                         the Graduate School of
 at Irvine                                        Management at the University
 Irvine, CA 92717                                 of California, Irvine;
 Age 69                                           Member of the Academic
                                                  Advisory Board of the
                                                  Czechoslovak Management
                                                  Center; and member of the
                                                  Board of Trustees of the
                                                  American University of
                                                  Armenia.
 Alan Richards                Trustee             Chairman of IBIS Capital,
 7381 Elegans Place                               LLC; President of Alan
 Carlsbad, CA 92009                               Richards Consulting, Inc.;
 Age 69                                           Former Chairman of Advisory
                                                  Board, DCG Corporation;
                                                  Former Director of Western
                                                  National Corporation.
 Brian D. Klemens             Vice President      Assistant Vice President,
 700 Newport Center Drive     and Treasurer       Accounting and Assistant
 Newport Beach, CA 92660                          Controller, Corporate
 Age 42                                           Finance of Pacific Life.
 Diane N. Ledger              Vice President      Vice President, Variable
 700 Newport Center Drive     and Assistant       Regulatory Compliance,
 Newport Beach, CA 92660      Secretary           Corporate Law of Pacific
 Age 59                                           Life.

                                                  Business Affiliates and
 Name and Address          Position with the Fund Principal Occupations
 ----------------          ---------------------- -----------------------
 Sharon A. Cheever             Vice President     Vice President and
 700 Newport Center Drive      and General        Investment Counsel of
 Newport Beach, CA 92660       Counsel            Pacific Life.
 Age 43
 Audrey L. Milfs               Secretary          Vice President, Director and
 700 Newport Center Drive                         Corporate Secretary of
 Newport Beach, CA 92660                          Pacific Life; and similar
 Age 53                                           positions with other
                                                  subsidiaries of Pacific
                                                  Life.

--------
* Mr. Sutton and Mr. Schafer are "interested persons" of the Fund (as that term is defined in the Investment Company Act) because of their positions with Pacific Life as shown above.

  Trustees other than those affiliated with Pacific Life Insurance Company ("Pacific Life" or the "Adviser", formerly known as Pacific Mutual Life Insurance Company) or a Portfolio Manager, currently receive an annual fee of $15,000 and $1,500 for each Board of Trustees meeting attended, including each Audit, Policy, or Nominating Committee meeting attended, plus reimbursement of related expenses. In addition, the Chairman of the Fund's Audit, Policy and Nominating Committees each receive an additional annual fee of $2,000. The following table summarizes the aggregate compensation paid by the Fund to each Trustee who was not affiliated with Pacific Life or a Portfolio Manager in 1998. The table also shows total compensation paid to these Trustees in 1998 by the Fund and PIMCO Funds: Multi-Manager Series (formerly Equity Advisors Series), an investment company managed by an affiliate of Pacific Life for which Messrs. Nelson, Porter, and Richards (but not Mr. Sutton, Mr. Schafer or Ms. Moore) also serve as trustees (collectively, "Fund Complex").

                                              Pension or
                                              Retirement               Total
                                               Benefits  Estimated  Compensation
                                               Accrued     Annual    from Fund
                                  Aggregate   as Part of  Benefits    Complex
                                 Compensation    Fund       Upon      Paid to
Name of Trustee                   from Fund    Expenses  Retirement   Trustees
---------------                  ------------ ---------- ---------- ------------
Richard L. Nelson...............     $ 0           0          0         $ 0
Lyman W. Porter.................     $ 0           0          0         $ 0
Alan Richards...................     $ 0           0          0         $ 0
Lucie H. Moore*.................     $ 0           0          0         $ 0

--------

*  Ms. Moore became a Trustee effective October 1, 1998.

  None of the Trustees or Officers directly own shares of the Fund. As of February 27, 1999, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund.

Investment Adviser

  Pacific Life serves as Investment Adviser to the Fund pursuant to an Investment Advisory Agreement ("Advisory Contract") between Pacific Life and the Fund.

  Pacific Life is a life insurance company that is domiciled in California. Pacific Life's operations include both life insurance and annuity products as well as financial and retirement services. As of the end of 1998, Pacific Life
had $     billion of individual life insurance in force and total admitted
assets of approximately $     billion. Pacific Life has been ranked according
to admitted assets as the   th largest life insurance carrier in the nation
for 1998. The Pacific Life family of companies has total assets and funds
under management of over $    billion. Pacific Life is authorized to conduct
life insurance and annuity business in the District of Columbia and all states except New York. Its principal offices are located at 700 Newport Center Drive, Newport Beach, California 92660.

  Pacific Life was originally organized on January 2, 1868, under the name "Pacific Mutual Life Insurance Company of California" and reincorporated as "Pacific Mutual Life Insurance Company" on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company which, in turn, is a subsidiary of Pacific Mutual Holding Company, a mutual holding company. Under their respective charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp, and Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company, consisting principally of the right to vote on the election of the Board of Directors of the mutual holding company and on other matters and certain rights upon liquidation or dissolutions of the mutual holding company.

  Pacific Life is responsible for administering the affairs of and supervising the investment program for the Fund. Pacific Life also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Fund, periodic reports on the investment performance of each Portfolio.

  Under the terms of the Advisory Contract, Pacific Life is obligated to manage the Fund's Portfolios in accordance with applicable laws and regulations.

  The Advisory Contract will continue in effect until December 31, 1999, and from year to year thereafter, provided such continuance is approved annually by (i) the holders of a majority of the outstanding voting securities of the Fund or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Advisory Contract or "interested persons", as defined in the Investment Company Act of 1940 (the "1940 Act"), of any such party. The Advisory Contract was originally approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract, or interested persons of such parties, at its meeting held on July 21, 1987, and by the shareholders of the Fund at a Meeting of Shareholders held on
October 28, 1988. The Advisory Contract was also approved by the shareholders of the Equity Index Portfolio of the Fund at a Meeting of Shareholders of the Equity Index Portfolio held on April 21, 1992. An Addendum to the Advisory Contract was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on October 28, 1988. An Addendum to the Advisory Contract which increased the advisory fee schedule with respect to the High Yield Bond, Managed Bond, Government Securities, Growth, Equity Income, Multi-Strategy, and International Portfolios, and which included the Growth LT Portfolio as a Portfolio to which the Adviser will perform services under the Advisory Contract, was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Contract, or interested persons of such parties, at a meeting held on September 29, 1993, and was approved by shareholders of the High Yield Bond, Managed Bond, Government Securities, Growth, Equity Income, Multi-Strategy, and International Portfolios at a Special Meeting of Shareholders on December 13, 1993. An Addendum to the Advisory Contract for the Equity Portfolio and Bond and Income Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 12, 1994, and by the sole shareholder of those Portfolios on September 6, 1994. An Addendum to the Advisory Contract for the Aggressive Equity Portfolio and Emerging Markets Portfolio was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on November 17, 1995, and by the sole shareholder of those Portfolios on January 30, 1996. An addendum to the Advisory Contract for the Large-Cap Value, Mid-Cap Value, Small-Cap Index, and REIT Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on August 6, 1998, and by the sole shareholder of
those Portfolios on     , 1998. The Advisory Contract may be terminated
without penalty by vote of the Trustees or the shareholders of the Fund, or by the Adviser, on 60 days' written notice by either party to the Advisory Contract and will terminate automatically if assigned.

  The Fund pays the Adviser, for its services under the Agreement, a fee based on an annual percentage of the average daily net assets of each Portfolio. For the Money Market Portfolio, the Fund pays to the Adviser a fee at an annual rate of .40% of the first $250 million of the average daily net assets of the Portfolio, .35% of the next $250 million of the average daily net assets of the Portfolio, and .30% of the average daily net assets of the Portfolio in excess of $500 million. For the High Yield Bond, Managed Bond, Government Securities, and Bond and Income Portfolios, the Fund pays
 .60% of the average daily net assets of each of the Portfolios. For the Growth, Equity Income, Multi-Strategy, and Equity Portfolios, the Fund pays
 .65% of the average daily net assets of each of the Portfolios. For the Aggressive Equity Portfolio, the Fund pays .80% of the average daily net assets of the Portfolio. For the Growth LT Portfolio, the Fund pays .75% of the average daily net assets of the Portfolio. For the Equity Index Portfolio, the Fund pays .25% of the first $100 million of the average daily net assets of the Portfolio, .20% of the next $100 million of the average daily net assets of the Portfolio, and .15% of the average daily net assets of the Portfolio in excess of $200 million. For the Small-Cap Index Portfolio, the Fund pays 0.50% of the average daily net assets of the Portfolio. For the Large-Cap Value, Mid-Cap Value and International Portfolios, the Fund pays
 .85% of the average daily net assets of the Portfolio. For the REIT and Emerging Markets Portfolios, the Fund pays to the Adviser a fee at an annual rate of 1.10% of the average daily net assets of the Portfolio. The fee shall be computed and accrued daily and paid monthly.

  Net advisory fees paid or owed to Pacific Life for 1998 were as follows:
Money Market Portfolio--$    , High Yield Bond Portfolio--$    , Managed Bond
Portfolio--$    , Government Securities Portfolio--$    , Growth Portfolio--
$ , Aggressive Equity Portfolio--$ , Growth LT Portfolio--$ , Equity Income Portfolio--$ , Multi--Strategy Portfolio--$ , Equity Portfolio--
$    , Bond and Income Portfolio--$    , Equity Index Portfolio--$    ,
International Portfolio--$    , and Emerging Markets Portfolio--$    .

  Net advisory fees paid or owed to Pacific Life for 1997 were as follows:
Money Market Portfolio--$1,521,271, High Yield Bond Portfolio--$1,466,135, Managed Bond Portfolio--$2,055,929, Government Securities Portfolio--$645,820, Growth Portfolio--$1,355,092, Aggressive Equity Portfolio--$684,226, Growth LT Portfolio--$4,193,552, Equity Income Portfolio--$4,062,587, Multi-Strategy Portfolio--$1,866,445, Equity Portfolio--$1,818,664, Bond and Income Portfolio--$568,647, Equity Index Portfolio--$1,080,856, International Portfolio--$5,353,459, and Emerging Markets Portfolio--$868,075.

  Net advisory fees paid or owed to Pacific Life for 1996 were as follows:
Money Market Portfolio--$625,727, High Yield Bond Portfolio--$783,894, Managed Bond Portfolio--$1,071,851, Government Securities Portfolio--$483,849, Growth Portfolio--$962,573, Aggressive Equity Portfolio--$153,495, Growth LT Portfolio--$2,367,481, Equity Income Portfolio--$1,977,164, Multi-Strategy Portfolio--$1,107,889, Equity Portfolio--$1,049,649, Bond and Income Portfolio--$411,129, Equity Index Portfolio--$511,324, International Portfolio--$2,586,397, and Emerging Markets Portfolio--$203,399.

  Pacific Life has agreed, until at least December 31, 2000, to waive its fees or otherwise reimburse each Portfolio for its operating expenses to the extent that such expenses, exclusive of advisory fees, additional custodial charges associated with holding foreign securities, foreign taxes on dividends, interest, or gains, and extraordinary expenses, exceed 0.25% of the Portfolio's average daily net assets. Pacific Life began this expense reimbursement policy in April 1989. There can be no assurance that this policy will be continued beyond December 31, 2000.

Other Expenses of the Fund

  The Fund bears all costs of its operations. These costs may include expenses for custody, audit fees, fees and expenses of the independent trustees, organizational expenses and other expenses of its operations, including the cost of support services, and may, if applicable, include extraordinary expenses such as expenses for special consultants or legal expenses.

  The Fund is also responsible for bearing the expense of various matters, including, among other things, the expense of registering and qualifying the Fund on state and federal levels, legal and accounting services, maintaining the Fund's legal existence, shareholders' meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to shareholders.

  The Fund and Pacific Life entered into an Agreement for Support Services effective October 1, 1995, pursuant to which Pacific Life provides support services such as those described above. Under the terms of the Agreement for Support Services, it is not intended that Pacific Life will profit from these services to the Fund.

  Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.

  The Fund paid Pacific Life $     for its services under the Agreement for
Support Services during 1998, $165,000 during 1997, and $108,000 during 1996,
representing      %, 0.004%, and 0.005%, respectively, of the Fund's average daily net assets and anticipates that fees to be paid for 1999 under said
Agreement will be approximately      % of the Fund's average daily net assets.

Portfolio Management Agreements

  Pacific Life directly manages both the Money Market and the High Yield Bond Portfolios. For the other sixteen Portfolios Pacific Life employs other investment advisory firms as Portfolio Manager, subject to Portfolio Management Agreements, the terms of which are discussed below.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Pacific Investment Management Company ("PIMCO"), 840 Newport Center Drive, Suite 360, Post Office Box 6430, Newport Beach, California 92658-6430, PIMCO is the Portfolio Manager and provides investment advice and makes and implements investment decisions with respect to the Managed Bond Portfolio and Government Securities Portfolio. For the services provided in 1996, Pacific Life paid PIMCO a fee based on a percentage of each Portfolio's average daily net assets according to the following schedule. Effective January 1, 1997, for the services provided, Pacific Life pays PIMCO a fee based on an annual percentage of the combined average daily net assets of the Portfolios according to the following schedule:

               Managed Bond and Government Securities Portfolios

              Rate %   Break Point (assets)
              ------   --------------------
               .50%    On first $25 million
               .375%   On next $25 million
               .25%    On excess

  PIMCO is an investment counseling firm founded in 1971, and had approximately $118 billion in assets under management as of December 31, 1997. PIMCO is a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between PIMCO, a California corporation and indirect wholly owned subsidiary of Pacific Life Insurance Company, and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO managing directors. PIMCO also provides investment advisory services to PIMCO Funds and several other mutual fund portfolios and to private accounts for pension and profit sharing plans. PIMCO is registered as an investment adviser with the SEC and a commodity trading adviser with the CFTC. Such registration does not involve supervision by the SEC over investment advice or supervision by the CFTC over commodities trading. PIMCO is currently providing investment advisory services to the PIMCO Funds Pacific Investment Manager Series, PIMCO Commercial Mortgage Securities Trust, Inc., PIMCO Funds: Multi-Manager Series (formerly Equity Advisors Series), the Harbor Bond Fund of the Harbor Fund, The Total Return Bond and the Intermediate-Term Bond Portfolios of the Target Portfolio Trust, the Fixed Income I Fund, Diversified Bond Fund, Fixed Income III Fund, and Multi-Strategy Bond Fund of the Frank Russell Investment Management Company, the PIMCO Total Return Bond Portfolio of the American Skandia Trust, the Total Return Fund of Fremont Mutual Funds, Inc., CitiSelect Foreign Bond Portfolio of the Landmark Funds I, CitiSelect VIP Folio 200, 300, 400 and 500 of the Variable Annuity

Portfolios, the Core Bond Fund of the Russell Insurance Funds, the Low Duration U.S. Government Income Fund of the PaineWebber Bond Funds, the Strategic Fixed Income Portfolio of the PaineWebber Series Trust, the PACE Government Securities Fixed Income Investments and PACE Strategic Fixed Income Investments of the PaineWebber PACE Select Advisors Trust, as well as to managed accounts consisting of proceeds from pension and profit sharing plans.
Net fees paid or owed by Pacific Life to PIMCO in 1998 were $        for the
Managed Bond Portfolio and $        for the Government Securities Portfolio,
in 1997 were $929,041 for the Managed Bond Portfolio and $292,079 for the Government Securities Portfolio, and in 1996 were $541,256 for the Managed Bond Portfolio and $295,607 for the Government Securities Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Capital Guardian Trust Company ("Capital Guardian"), a wholly-owned subsidiary of The Capital Group, Inc. ("CG"), 333 South Hope Street, Los Angeles, California 90071, Capital Guardian is the Portfolio Manager and provides investment advisory services to the Growth Portfolio. For the services provided, Pacific Life pays Capital Guardian a fee based on an annual percentage of the average daily net assets of the Growth Portfolio according to the following schedule:

                               Growth Portfolio

              Rate (%)   Break Point (assets)
              --------   --------------------
               .50%      On first $30 million
               .40%      On next $30 million
               .30%      On excess

  Capital Guardian is a California state chartered trust company organized in 1968 which provides fiduciary and investment management services to a limited number of large accounts such as employee benefit plans, college endowment funds, foundations, and individuals. Accounts managed by Capital Guardian had
combined assets, as of December 31, 1998, in excess of $   billion. Capital
Guardian's research activities are conducted by a wholly-owned subsidiary, Capital Guardian Research Company, and other affiliates that have research facilities in Los Angeles, San Francisco, New York, Washington, D.C., Atlanta, London, Geneva, Hong Kong, Singapore, and Tokyo.

  CG, 333 South Hope Street, Los Angeles, CA 90071, is the parent of Capital Guardian because it owns all of its outstanding shares of common stock. David
I. Fisher, Jon B. Lovelace, James F. Rothenberg and R. Michael Shanahan are each beneficial owners of shares representing more than 5% but less than 10% of the voting rights of CG.

  Capital Research and Management Company ("CRMC"), another wholly-owned subsidiary of CG, provides investment advisory services to the following mutual funds, which are known collectively as the American Funds Group: AMCAP Fund, Inc., American Balanced Fund, Inc. American High Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc. , Intermediate Bond Fund of America, The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, High-Income Municipal Bond Fund, Inc., Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, The New Perspective Fund, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, U.S. Government Securities Fund, The U.S. Treasury Money Fund of America, Washington Mutual Investors Fund, Inc., and Capital World Growth and Income Fund, Inc. CRMC also provides investment advisory services to American Variable Insurance Series and Anchor Pathway Fund, which are used exclusively as underlying investment vehicles for variable insurance contracts and policies, and to Endowments, Inc. and Bond Portfolio for Endowments, Inc., whose shares may be owned only by tax-exempt organizations. Capital International Inc., an indirect wholly-owned subsidiary of CG, provides investment advisory services to Emerging Market Growth Fund, Inc. which is a closed-end investment company.

  Net fees paid or owed by Pacific Life to Capital Guardian for the Growth
Portfolio in 1998 were $     , in 1997 were $716,070, and in 1996 were
$534,580.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Alliance Capital Management, L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, which became effective May 1, 1998, Alliance Capital is the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio. For the services provided, Pacific Life pays a fee to Alliance Capital based on an annual percentage of the average daily net assets according to the following schedule:

                       Aggressive Equity Portfolio

              Rate (%)   Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .45%      On next $400 million
               .40%      On excess

  Alliance Capital is a leading international investment manager supervising
client accounts with assets as of December 31, 1998 totaling $       billion.
Alliance Capital is a Delaware limited partnership. Alliance Capital Management Corporation ("ACMC") is the general partner of Alliance Capital (and conducts no other active business). As of June 30, 1997, the Equitable Life Assurance Society of the United States ("Equitable"), ACMC, Inc. and Equitable Capital Management Corporation ("ECMC") were the beneficial owners of approximately 57.1% of the outstanding units of Alliance Capital. ACMC, ECMC and ACMC, Inc. are wholly owned subsidiaries of The Equitable Companies
Incorporated, a Delaware corporation ("ECI"). As of     , AXA-UAP, a French
insurance holding company, owned approximately   % of the issued and
outstanding shares of the common stock of ECI.

  Alliance Capital currently serves as investment adviser to other mutual funds as well as individual, corporate, retirement, and charitable accounts. As of December 31, 1998, Alliance Capital was retained as an investment manager of employee benefit fund assets for 31 of the Fortune 100 companies.

  From April 1, 1996 through April 30, 1998, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Columbus Circle Investors ("Columbus Circle Investors"), Metro Center, One Station Place, 8th Floor, Stamford, Connecticut 06902, Columbus Circle Investors was the Portfolio Manager and provided investment advisory services to the Aggressive Equity Portfolio.

  For the services provided for the year 1997 and from January 1, 1998 through April 30, 1998, Pacific Life paid a fee to Columbus Circle Investors based on an annual percentage of the average daily net assets according to the following schedule:

                          Aggressive Equity Portfolio

              Rate (%)   Break Point (assets)
              --------   ---------------------
               .55%      On first $100 million
               .50%       On next $150 million
               .45%       On next $250 million
               .40%      On excess

  For the services provided, in 1996, Pacific Life paid a fee to Columbus Circle Investors based on an annual percentage of the Portfolio's average daily net assets according to the following fee schedule:

                       Aggressive Equity Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $100 million
               .50%      On next $250 million
               .45%      On excess

  Net fees paid or owed by Pacific Life to Alliance Capital from May 1, 1998
through December 31, 1998 were $     . Net fees paid or owed by Pacific Life
to Columbus Circle Investors from January 1, 1998 through April 30, 1998 were
$     , in 1997 were $468,441 and from April 1, 1996 (date of commencement of operations) to December 31, 1996 were $106,272 for the Aggressive Equity Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver, Colorado 80206-4928, Janus is the Portfolio Manager and provides investment advisory services to the Growth LT Portfolio.

  Effective January 1, 1997, for the services provided, Pacific Life pays Janus a fee based on an annual percentage of the average daily net assets of the Growth LT Portfolio according to the following schedule:

                           Growth LT Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $100 million
               .50%      On next $400 million
               .45%      On excess

For the services provided in 1996, Pacific Life paid Janus a fee based on an annual percentage of the average daily net assets of the Growth LT Portfolio according to the following schedule:

                              Growth LT Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .60%      On first $100 million
               .55%      On excess

  Janus serves as investment adviser to the Janus Funds, as well as other mutual funds and individual, corporate, charitable, and retirement accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial services. Net fees paid or owed by Pacific Life to Janus for the Growth LT
Portfolio in 1998 were $     , in 1997 were $2,813,259 and in 1996 were
$1,789,724.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, J.P. Morgan Investment is the Portfolio Manager and provides investment advisory services to the Equity Income Portfolio and the Multi-Strategy Portfolio.

  Effective January 1, 1997, for the services provided, Pacific Life pays J.P. Morgan Investment a fee based on an annual percentage of the combined average daily net assets of the Equity Income and Multi-Strategy Portfolios according to the following schedule:

               Equity Income and Multi-Strategy Portfolios

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .45%      On first $100 million
               .40%      On next $100 million
               .35%      On next $200 million
               .30%      On next $350 million
               .20%      On excess

For the services provided in 1996, Pacific Life paid J.P. Morgan Investment a fee based on an annual percentage of the combined average daily net assets of these two Portfolios according to the following schedule:

                  Equity Income and Multi-Strategy Portfolios

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .45%      On first $100 million
               .40%      On next $100 million
               .35%      On next $200 million
               .30%      On excess

  J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("Morgan"), J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of Morgan.

  Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. As of December 31, 1997, Morgan, through J.P. Morgan Investment and its other subsidiaries, has assets under management of approximately $255 billion. With offices around the globe, J.P. Morgan Investment draws from a worldwide resources base to provide comprehensive service to an international group of clients.

  Net fees paid or owed by Pacific Life to J.P. Morgan Investment in 1998 were
$      for the Equity Income Portfolio and $      for the Multi-Strategy
Portfolio, in 1997 were $1,998,776 for the Equity Income Portfolio and $920,564 for the Multi-Strategy Portfolio, and in 1996 were $1,135,557 for the Equity Income Portfolio and $637,384 for the Multi-Strategy Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Salomon Brothers Asset Management, Inc. ("SBAM"), Seven World Trade
Center, New York, New York 10048, which became effective                , SBAM
is the Portfolio Manager and provides investment advisory services to the Large-Cap Value Portfolio. For the services provided under this Agreement, Pacific Life pays a fee to SBAM based on an annual percentage of the average daily net assets according to the following schedule:

                        Large-Cap Value Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .45%      On first $100 million
               .40%      On next $100 million
               .35%      On next $200 million
               .30%      On next $350 million
               .25%      On next $250 million
               .20%      On excess

  SBAM, a wholly-owned subsidiary of Salomon Brothers Holding Company Inc., which is wholly-owned by Salomon Smith Barney Holdings Inc. which is, in turn, wholly-owned by Citigroup, Inc. SBAM was incorporated in 1987 and, together with SBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of December 31,
1998, SBAM and such affiliates managed approximately $   billion of assets.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New
York 10112, which became effective               , Lazard is the Portfolio
Manager and provides investment advisory services to the Mid-Cap Value Portfolio. For the services provided under this Agreement, Pacific Life pays a fee to Lazard based on a percentage of an annual average daily net assets according to the following schedule:

                         Mid-Cap Value Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .55%      On first $200 million
               .50%      On next $200 million
               .45%      On next $200 million
               .40%      On next $200 million
               .30%      On next $200 million
               .25%      On excess

  Lazard, a division of Lazard Freres & Co. LLC ("Lazard Freres"). Lazard Freres, a New York limited liability company, is a registered investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately
$   billion as of December 31, 1998. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Goldman Sachs Asset Management ("Goldman Sachs"), One New York Plaza, New York, New York 10004, which became effective May 1, 1998, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the Equity and Bond and Income Portfolios. For these services, Pacific Life pays a fee to Goldman Sachs based on an annual percentage of the average daily net assets of each Portfolio according to the following schedule:

                  Equity and Bond and Income Portfolios

              Rate
              (%)     Break Point (assets)
              ----   ---------------------
               .35%  On first $100 million
               .30%  On next $100 million
               .25%  On next $800 million
               .20%  On excess

  Goldman Sachs is a separate operating division of Goldman, Sachs & Co. Goldman Sachs and its affiliates are the investment management division of Goldman, Sachs & Co. Founded in 1869, Goldman, Sachs & Co. is one of the world's largest investment banking firms and a leader in almost every field of finance. As of December 31, 1998, Goldman Sachs and its affiliates manage,
administer and distribute over $     billion for institutional and individual
investors worldwide, including fixed income assets in excess of $     billion
for which they acted as investment adviser.

  From January 1, 1995 through April 30, 1998, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Greenwich Street Advisors Division of Smith Barney Mutual Funds Management Inc. ("Greenwich Street Advisors"), 388 Greenwich Street, 23rd Floor, New York, New York 10048, Greenwich Street Advisors was the Portfolio Manager and provided investment advisory service to the Equity Portfolio and Bond and Income Portfolio. For the services provided, for the year 1997, Pacific Life paid a fee to Greenwich Street Advisors based on an annual percentage of the combined average daily net assets of the Equity and Bond and Income Portfolios according to the following schedule:

                     Equity and Bond and Income Portfolios

              Rate(%)   Break Point (assets)
              -------   ---------------------
               .45%     On first $100 million
               .40%     On next $100 million
               .35%     On next $200 million
               .30%     On next $600 million
               .20%     On excess

  For the services provided in 1996, Pacific Life paid a fee to Greenwich Street Advisors based on an annual percentage of each Portfolio's average daily net assets according to the following fee schedules:

                               Equity Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .50%      On first $500 million
               .45%      On next $500 million
               .40%      On excess

                           Bond and Income Portfolio

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .40%      On first $500 million
               .35%      On next $500 million
               .30%      On excess

  Net Fees paid or owed by Pacific Life to Goldman Sachs from May 1, 1998
through December 31, 1998 were $         for the Equity Portfolio and
$           for the Bond and Income Portfolio. Net fees paid or owed to
Greenwich Street Advisors from January 1, 1998 through April 30, 1998 were
$           for the Equity Portfolio and $          for the Bond and Income
Portfolio, in 1997 were $1,088,097 for the Equity Portfolio and $368,846 for the Bond and Income Portfolio, and in 1996 were $808,784 for the Equity Portfolio and $274,358 for the Bond and Income Portfolio.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Bankers Trust Company ("BTCo"), a wholly-owned subsidiary of Bankers Trust New York Corporation, 130 Liberty Street, New York, New York 10006, BTCo is the Portfolio Manager and provides investment advisory services to the Equity Index and Small-Cap Index Portfolios. For these services, Pacific Life pays a fee to BTCo, at the beginning of each calendar quarter, a fee based on an annual percentage of the combined daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule, subject to a minimum annual fee of $100,000:

               Equity Index and Small-Cap Index Portfolios

              Rate (%)    Break Point (assets)
              --------   ---------------------
               .08%      On first $100 million
               .04%      On next $100 million
               .02%      On excess

  For the services provided, for the years 1997 and 1996 with respect to the Equity Index Portfolio, Pacific Life paid a quarterly fee in advance to BTCo, based on the net assets of the Equity Index Portfolio at the beginning of each calendar quarter at an annual rate in accordance with the following schedule:

                            Equity Index Portfolio

               Rate (%)    Break Point (assets)
               --------   ---------------------
                .07%      On first $100 million
                .03%      On next $100 million
                .01%      On excess

  As was the case with the current fee, this fee was subject to a minimum annual fee of $100,000 for the calendar years 1996 and 1997.

  BTCo is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BTCo is responsible for the management of the Equity Index Portfolio. As of December 31, 1998,
BTCo managed assets approximating $      billion. BTCo is the investment
manager to the following registered investment companies: Short-Intermediate Fixed-Income Portfolio of Accessor Funds, Inc.; MidCap Index, Stock Index and Small Cap Index Funds of American General Series Portfolio ("VALIC"); Equity and Fixed Income Portfolios of the Bank Fiduciary Funds; Tax Free Money, NY Tax Free Money, Cash Management, Treasury Money, Lifecycle Short-Range, Lifecycle Mid-Range, Lifecycle Long-Range, Intermediate Tax Free, Global High Yield Securities, International Equity, Capital Appreciation, Pacific Basin Equity, Latin American Equity and Small Cap Portfolios of the BT Investment Trust; Money Market, Limited Term U.S. Government Securities, Equity 500 Index, Equity Appreciation (Investment Class), Institutional Asset Management and PreservationPlus (Investment and Institutional Classes) Portfolios of the BT Pyramid Mutual Funds Trust; Equity 500 Index, Cash Management, Treasury Money, Cash Reserves, Liquid Assets, Treasury Assets, Daily Assets and International Equity (Classes I and II) Portfolios of the BT Institutional Trust; Advisor and Institutional Classes of the EAFE Equity Index, Small Cap Index and U.S. Bond Index Portfolios of the BT Advisor Trust; Small Cap, International Equity, U.S. Bond Index, EAFE Equity Index, Equity 500 Index, Small Cap Index and Managed Assets Funds of the BT Insurance Funds Trust; BT Equity 500 Index, BT Small Company Index and BT International Equity Index Portfolios of the EQ Advisors Trust; Spartan US Equity Index, Spartan Extended Market Index, Spartan Market Index, Spartan Total Market Index, Spartan International Index and VIP Index 500 Funds of the Fidelity Funds; Scudder AARP US Stock Index Portfolio; and USAA S&P Index 500 Fund.

  Net fees paid or owed by Pacific Life to BTCo with respect to the Equity
Index Portfolio in 1998 were $      , in 1997 were $135,863, and in 1996 were
$100,000.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Morgan Stanley Asset Management Inc. ("MSAM"), a subsidiary of Morgan Stanley, Dean Witter, Discover & Co., whose address is 1221 Avenue of the Americas, New York, New York 10020, MSAM is the Portfolio Manager and provides investment advisory services to the REIT and International Portfolios.

  For the services provided under the Agreement for the International Portfolio, which became effective June 1, 1997, Pacific Life pays a fee at an annual rate of 0.35% based on the average daily net assets of the International Portfolio.

  From January 1, 1995 through May 31, 1997, pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Templeton Investment Counsel, Inc. ("Templeton"), Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394-3091, Templeton was the Portfolio Manager and provided investment advice with respect to the International Portfolio. For the services provided, for the period January 1, 1997 through May 31, 1997 and in 1996, Pacific Life paid a fee to Templeton based on an annual percentage of the Portfolio's average daily net assets according to the following fee schedule:

                            International Portfolio

               Rate (%)   Break Point (assets)
               --------   --------------------
                .70%      On first $25 million
                .55%      On next $25 million
                .50%      On next $50 million
                .40%      On excess

  Net fees paid or owed by Pacific Life to MSAM for the International
Portfolio for 1998 were $    , and from June 1, 1997 through December 31, 1997
were $1,478,065. Net fees paid or owed by Pacific Life to Templeton for the International Portfolio from January 1, 1997 to May 31, 1997 were $945,379, and in 1996 were $1,382,217.


  For the services provided under the Agreement for the REIT Portfolio, which
became effective      , Pacific Life pays a fee to MSAM based on an annual
percentage of the REIT Portfolio's average daily net assets according to the following schedule:

                              REIT Portfolio

               Rate (%)     Break Point (assets)
               --------   -------------------------
                .60%      On first $100 million
                .45%      On next $150 million
                .40%      On next $250 million
                .35%      On next $500 million
                .30%      On excess over $1 billion

  Morgan Stanley, together with its affiliated asset management companies, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. As of December 31, 1998 Morgan Stanley, together with its affiliated
institutional asset management companies, had approximately $    billion in
assets under management as an investment manager or as a fiduciary adviser.

  Pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Blairlogie Capital Management ("Blairlogie"), 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland, Blairlogie serves as the Portfolio Manager and provides investment advisory services to the Emerging Markets Portfolio. For the services provided, Pacific Life pays a fee to Blairlogie based on an annual percentage of the Emerging Market Portfolio's average daily net assets according to the following schedule:

                        Emerging Markets Portfolio

               Rate (%)   Break Point (assets)
               --------   --------------------
                .85%      On first $50 million
                .75%      On next $50 million
                .70%      On next $50 million
                .65%      On next $50 million
                .60%      On excess

  For the services provided in the year 1996, Pacific Life paid a fee to Blairlogie based on an annual percentage of the Portfolio's average daily net assets according to the following fee schedule:

                          Emerging Markets Portfolio

               Rate (%)   Break Point (assets)
               --------   --------------------
                .85%      On first $50 million
                .75%      On next $50 million
                .70%      On next $50 million
                .65%      On excess

  Blairlogie is a subsidiary of Alleghany Asset Management, Inc. and its affiliates.

  Blairlogie manages a limited number of large accounts, such as employee benefit plans, college endowment funds and foundations, as well as two funds in the PIMCO Funds: Equity Advisors Series (formerly PIMCO Advisors Institutional Funds). As of December 31, 1998, Blairlogie managed
approximately $    million of assets, including approximately $      million
of mutual fund assets.

  Net fees paid or owed by Pacific Life to Blairlogie in 1998 were $   , in
1997 were $642,976, and from April 1, 1996 (date of commencement of operations) to December 31, 1996 were $158,193 for the Emerging Markets Portfolio.

  The Portfolio Management Agreements are not exclusive, and PIMCO, Capital Guardian, Alliance Capital Management L.P., Janus, J.P. Morgan Investment, BTC, Goldman Sachs Asset Management, Morgan Stanley, Lazard Asset Management, Salomon Brothers Asset Management, Inc. and Blairlogie may provide and currently are providing investment advisory services to other clients, including other investment companies.

Distribution of Fund Shares

  Pacific Mutual Distributors, Inc. ("PMD") serves as the Fund's Distributor pursuant to a Distribution Contract (the "Distribution Contract") with the Fund. The Distributor is not obligated to sell any specific amount of Fund shares. PMD bears all expenses of providing services pursuant to the Distribution Contract including the costs of sales presentations, mailings, advertising, and any other marketing efforts by PMD in connection with the distribution or sale of the shares.

  The expenses incurred by the Fund with respect to each Portfolio in connection with the Fund's organization, its registration with the SEC and any states where registered, and the public offering of its shares were advanced on behalf of the Fund by the Adviser. These organizational expenses were deferred and amortized by the Fund's Portfolios over a period of 60 months. Similarly, the organizational expenses of Portfolios of the Fund that have been organized after the Fund commenced operations have been advanced on behalf of the Fund by the Adviser, and are deferred and amortized by the pertinent Portfolio over a period of 60 months from the commencement of operations of the Portfolio. See "Financial Statements."

  As of April   , 1999, Pacific Life beneficially owned 0% of the outstanding shares of the Portfolios of the Fund. Pacific Financial Asset Management Corporation ("PFAMCo"), a wholly-owned subsidiary of Pacific Life,
beneficially owned   % of the outstanding shares of the Large-Cap Value, Mid-
Cap Value, Small-Cap Index and REIT Portfolios, including monies paid in connection with the initial capital advances made to the Fund, and 0%, of the outstanding shares of the other fourteen Portfolios of the Fund. Pacific Life and PFAMCO would exercise voting rights attributable to any shares of the Fund owned by them in accordance with voting instructions received by Owners of the
Policies issued by Pacific Life. To this extent, as of April   , 1999, Pacific
Life did not exercise control over any Portfolio.

Purchases and Redemptions

  Shares of the Fund are not sold directly to the general public. Shares of the Fund are currently offered only for purchase by the Separate Accounts to serve as an investment medium for the Variable Contracts issued or administered by Pacific Life or its affiliates. For information on purchase of a Variable Contract, consult a prospectus for the Separate Account. Shares of the Growth Portfolio are offered only to Separate Accounts of Pacific Life that fund (1) variable life insurance policies, and (2) variable annuity contracts that were issued by Pacific Life prior to January 1, 1994. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios are not available for Pacific Select variable universal life insurance policies. The shares of the Large-Cap Value, Mid-Cap Value, Small-Cap Index, REIT, Growth, Aggressive Equity and Emerging Markets Portfolios are not available for Pacific Corinthian variable annuity contracts.

  Shares of any Portfolio may be redeemed on any business day upon receipt of a request for redemption from the insurance company whose separate account owns the shares. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request. Redemption proceeds will ordinarily be paid within seven days following receipt of instructions in proper form, or sooner, if required by law. The right of redemption may be suspended by the Fund or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the Investment Company Act of 1940, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of its net assets during any 90-day period for any one shareholder. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for more than seven days for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. Under the 1940 Act, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of its net assets during any 90-day period for any one shareholder.

Exchanges Among the Portfolios

  Variable Contract Owners do not deal directly with the Fund to purchase, redeem, or exchange shares of a Portfolio, and Variable Contract Owners should refer to the Prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among options available under the contract.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions

  Investment decisions for the Fund and for the other investment advisory clients of the Adviser, or applicable Portfolio Manager, are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser or Portfolio Manager is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

  The Adviser or the Portfolio Manager for a Portfolio places orders for the purchase and sale of portfolio investments for a Portfolio with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the Adviser or Portfolio Manager may pay higher commission rates than the lowest available when the Adviser or Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Consistent with a policy of obtaining best net results, a Portfolio Manager's affiliate may serve as the Fund's broker in effecting portfolio transactions, including transactions on a national securities exchange, and may retain commissions, in accordance with certain regulations of the SEC.

  There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Portfolio Manager may be unable to negotiate commission rates for these transactions.

  The Adviser or Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts and other investments for a Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Adviser or Portfolio Manager will attempt to obtain the best net results for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the Adviser or Portfolio Manager may pay higher commission rates than the lowest available when the Adviser or Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Adviser or Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. Consistent with the above policy of obtaining the best net results, a portion of a Portfolio's brokerage and futures transactions may be conducted through an affiliated broker. The brokerage commissions paid to an affiliated broker will not exceed 25% of the brokerage commission incurred per year by the Portfolio.

  Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the Adviser or Portfolio Manager. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the Adviser or Portfolio Manager is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Portfolio Manager, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees.

  It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser or Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Adviser or Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser or Portfolio Manager in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio is not reduced because the Adviser or Portfolio Manager and its affiliates receive such services.

  As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Adviser or Portfolio Manager, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

  During the years 1998, 1997 and 1996, respectively, the following Portfolios incurred brokerage commissions as follows: the High Yield Bond Portfolio--
$    , $2,500 and $1,700, the Managed Bond Portfolio--$    , $41,315 and
$33,718, the Government Securities Portfolio--$    , $21,349 and $16,819, the
Growth Portfolio--$    , $225,232 and $242,837, the Aggressive Equity
Portfolio--$    , $296,940 and $59,113, the Growth LT Portfolio--$    ,
$1,057,621 and $559,163, the Equity Income Portfolio--$    , $1,162,083 and
$746,412, the Multi-Strategy Portfolio--$    , $283,791 and $231,844, the
Equity Portfolio--$    , $706,250 and $286,596 of which $     (  %), $61,512
(8.71%) and $60,498 (21.11%) was paid to Smith Barney Inc. and $     (  %),
$23,700 (3.36%) and $11,100 (3.87%) was paid to Robinson Humphrey Co., Inc., affiliates of Greenwich Street Advisors, the Bond and Income Portfolio--$0, $0
and $0, the Equity Index Portfolio--$    , $157,621 and $137,890, the
International Portfolio--$    , $1,606,247 and $883,241 of which $     (  %)
and $39,617 (2.47%) was paid to Morgan Stanley & Co. in 1998 and 1997, respectively, an affiliate of Morgan Stanley Asset Management Inc., and the
Emerging Markets Portfolio--$    , $712,505 and $302,384.

  On December 31, 1998, the Portfolio held securities of       and
valued at $          and $         , respectively; and the Portfolio held
securities of       and       valued at $        and $       , respectively,
each of which is a broker or dealer regularly used for brokerage transactions by that Portfolio. On December 31, 1997, the Managed Bond Portfolio held securities of Salomon Brothers Inc. and Goldman Sachs & Co. valued at $10,146,828 and $8,000,664, respectively; the Growth LT Portfolio held securities of Charles Schwab & Co. valued at $7,580,203; and the Equity Index Portfolio held securities of Merrill Lynch & Co. valued at $2,786,212, each of which is a broker or dealer regularly used for brokerage transactions by that Portfolio.

Portfolio Turnover

  For reporting purposes, each Portfolio's portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. Government securities are included. Short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each of the Portfolios will vary from year to year, depending on market conditions.

  The portfolio turnover rates are not expected to exceed: 0% for the Money Market Portfolio; 400% for the Managed Bond and Government Securities Portfolios; and 150% for all other Portfolios. For the Portfolios other than the Money Market Portfolio, portfolio turnover could be greater in periods of unusual market movement and volatility.

                                NET ASSET VALUE

  Shares of each Portfolio are sold at their respective net asset values (without a sales charge) computed after receipt of a purchase order. Net asset value of a share is determined by dividing the value of a Portfolio's net assets by the number of its shares outstanding. That determination is made once each business day, Monday through Friday, exclusive of federal holidays usually at or about 4:00 p.m. Eastern time, on each day that the New York Stock Exchange is open for trading. The New York Stock Exchange and other exchanges usually close for trading at 4:00 p.m. New York City time. In the event that the New York Stock Exchange or other exchanges close early, the Fund normally will deem the closing price of each Portfolio's assets to be the price of those assets at 4:00 p.m., New York City time. Net asset value will not be determined on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate a Portfolio's net asset value, a Portfolio's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. In general, the value of assets is based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities. With respect to the Portfolios that invest in foreign securities, the value of foreign securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation. Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 P.M., Eastern time. In addition, European and Pacific Basin securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. Quotations of foreign securities in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. The calculation of the net asset value of any Portfolio which invests in foreign securities which are principally traded in a foreign market may not take place contemporaneously with the determination of the prices of portfolio securities of foreign issuers used in such calculation. Further, under the Fund's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources every day that the Fund values its shares. Prices derived under these procedures will be used in determining net asset value. Information that becomes known to the Fund or its agents after the time that net asset value is calculated on any business day (which may be after 4:00 p.m. Eastern time) may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the time a Portfolio's net asset value is determined may not be reflected in the calculation of net asset value. If events materially affecting net asset value occur during such period, the securities would be valued at fair market value as determined by the management and approved in good faith by the Board of Trustees of the Fund. In determining the fair value of securities, the Fund may consider available information including information that becomes known after 4:00 p.m. Eastern time, and the values that are determined will be deemed to be the price at 4:00 p.m. Eastern time.

  The Money Market Portfolio's portfolio securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yield to investors in the Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

  The Commission's regulations require the Money Market Portfolio to adhere to certain conditions. The Portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity) and to invest only in securities that meet specified quality and credit criteria.

  All other Portfolios are valued as follows:

  Portfolio securities for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. In other cases, securities are valued at their fair value as determined in good faith by the Board of Trustees of the Fund, although the actual calculations may be made by persons acting under the direction of the Board. Money market instruments are valued at market value, except that instruments maturing in sixty days or less are valued using the amortized cost method of valuation.

  The value of a foreign security is determined in its national currency based upon the price on the foreign exchange as of its close of business immediately preceding the time of valuation. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market prior to the time of valuation.

  Debt securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less at their date of acquisition), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Debt obligations having a maturity of sixty days or less are generally valued at amortized cost unless the amortized cost value does not approximate market value. Certain debt securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to debt securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued.

  When a Portfolio writes a put or call option, the amount of the premium is included in the Portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium paid for an option purchased by the Portfolio is recorded as an asset and subsequently adjusted to market value. The values of futures contracts are based on market prices. Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rates quoted by the custodian on the morning of valuation.

                            PERFORMANCE INFORMATION

  The Fund may, from time to time, include the yield and effective yield of its Money Market Portfolio, the yield of the remaining Portfolios, and the total return of all Portfolios in advertisements, sales literature, or reports to shareholders or prospective investors. Total return information for the Fund will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the Fund offers its shares.

  Current yield for the Money Market Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of Portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

    Effective Yield = [(Base Period Return + 1) (To the power of 365/7)]-1

  For the 7-day period ending December 31, 1998, the current yield of the
Money Market Portfolio was     % and the effective yield of the Portfolio was
    %.

  Quotations of yield for the remaining Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                     2[(a-b + 1) (To the power of 6) - 1]
                        ---
                        cd

  where

    a = dividends and interest earned during the period,

    b = expenses accrued for the period (net of reimbursements),

    c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

    d = the maximum offering price per share on the last day of the period.

  For the 30 day period ended December 31, 1998, the yield of the remaining Portfolios that had commenced operations on or before that date was as
follows:     % for the High Yield Bond Portfolio,     % for the Managed Bond
Portfolio,     % for the Government Securities Portfolio,     % for the Growth
Portfolio,     % for the Aggressive Equity Portfolio,     % for the Growth LT
Portfolio,     % for the Equity Income Portfolio,     % for the Multi-Strategy
Portfolio,     % for the Equity Portfolio,     % for the Bond and Income
Portfolio,     % for the Equity Index Portfolio,     % for the International
Portfolio, and     % for the Emerging Markets Portfolio.

  Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include a period of one year (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

  For the one year period ended December 31, 1998, the total return for each Portfolio that had commenced operations on or before that date was as follows:
    % for the Money Market Portfolio,     % for the High Yield Bond Portfolio,
    % for the Managed Bond Portfolio,     % for the Government Securities
Portfolio,      % for the Growth Portfolio,     % for the Aggressive Equity
Portfolio,      % for the Growth LT Portfolio,      % for the Equity Income
Portfolio,      % for the Multi-Strategy Portfolio,      % for the Equity
Portfolio,      % for the Bond and Income Portfolio,      % for the Equity
Index Portfolio,     % for the International Portfolio, and      % for the
Emerging Markets Portfolio.

  For the five year period ended December 31, 1998, the average annual total return for each Portfolio that had commenced operations on or before that date
was as follows:     % for the Money Market Portfolio,      % for the High
Yield Bond Portfolio,     % for the Managed Bond Portfolio,     % for the
Government Securities Portfolio,      % for the Growth Portfolio,      % for
the Equity Income Portfolio,      % for the Multi-Strategy Portfolio,      %
for the Equity Portfolio,      % for the Bond and Income Portfolio,      % for
the Equity Index Portfolio and      % for the International Portfolio. The
Growth LT Portfolio did not begin operations until January 4, 1994. The Aggressive Equity and Emerging Markets Portfolios did not begin operations until April 1, 1996.

  For the ten year period ended December 31, 1998, the average annual total
returns for the Equity Portfolio and Bond and Income Portfolio were      % and
     %, respectively.

  Based upon the period from the commencement of Fund operations on January 4, 1988 until December 31, 1998, the average annual total return for each Portfolio, except the Growth LT, Aggressive Equity, Equity, Bond and Income,
Equity Index and Emerging Markets Portfolios, was as follows:     % for the
Money Market Portfolio,      % for the High Yield Bond Portfolio,     % for
the Managed Bond Portfolio,     % for the Government Securities Portfolio,
     % for the Growth Portfolio,      % for the Equity Income Portfolio,
     % for the Multi-Strategy Portfolio, and     % for the International
Portfolio. Based upon the period from the commencement of operations of the Growth LT Portfolio on January 4, 1994 until December 31, 1998, the average
annual total return for the Growth LT Portfolio was      %. Based upon the
period from the commencement of the first full year of operations of the Equity Portfolio and Bond and Income Portfolio on January 1, 1984, the average
annual total return for each of these Portfolios was      % and      %,
respectively. Based upon the period from the commencement of the Equity Index Portfolio operations on January 30, 1991 until December 31, 1998, the average
annual total return for the Equity Index Portfolio was      %. Based upon the
period from the commencement of operations of the Aggressive Equity and Emerging Markets Portfolios on April 1, 1996 until December 31, 1998, the
average annual total return for each of these Portfolios was     % and      %,
respectively.

  The performance results for the Aggressive Equity, Equity Income, Multi-Strategy, Equity, Bond and Income, and International Portfolios are based, in part, on performance results when these Portfolios were advised by different Portfolio Managers. Alliance Capital began serving as Portfolio Manager to the Aggressive Equity Portfolio on May 1, 1998, J.P. Morgan Investment began serving as Portfolio Manager to the Equity Income Portfolio and the Multi-Strategy Portfolio on January 1, 1994, Morgan Stanley began serving as Portfolio Manager to the International Portfolio on June 1, 1997 and Goldman Sachs began serving as Portfolio Manager to the Equity and Bond and Income Portfolios on May 1, 1998. The performance results for the Equity Portfolio and Bond and Income Portfolio are based, in part, on the performance results of the predecessor series of Pacific Corinthian Variable Fund, the assets of which were acquired by the Fund on December 31, 1994.

  Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to various indices so that investors may compare a Portfolio's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Quotations of yield or total return for the Fund will not take into account charges and deductions against any Separate Accounts to which the Fund shares are sold or charges and deductions against the Contracts issued or administered by Pacific Life. The Portfolio's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Contracts. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the Portfolio's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                   TAXATION

  Each Portfolio intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 (the "Code").

  To qualify as a regulated investment company, each Portfolio generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and
(iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

  As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to shareholders. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Portfolio must distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio during October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders (the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

  Each Portfolio also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a Portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment, but each U.S. Government agency and instrumentality is treated as a separate issuer. Compliance with the diversification rules under Section 817(h) of the Code generally will limit the ability of any Portfolio, and in particular, the Government Securities Portfolio, to invest greater than 55% of its total assets in direct obligations of the U.S. Treasury (or any other issuer) or to invest primarily in securities issued by a single agency or instrumentality of the U.S. Government.

  If a Portfolio invests in shares of a foreign investment company, the Portfolio may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. The Portfolio may be eligible to elect alternative tax treatment that would mitigate the effects of owning foreign investment company stock.

  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

  The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

  In the event that the rules or regulations are adopted there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Trust will not have to change any Portfolio's investment objective or investment policies. While each Portfolio's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding shares, the Trustees have reserved the right to modify the investment policies of the Portfolios as necessary to prevent any such prospective rules and regulations from causing the contract owners to be considered the owners of the shares of the Portfolios underlying the Separate Accounts.

Distributions

  Distributions by a Portfolio of any investment company taxable income (which includes, among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will be treated as ordinary income for tax purposes in the hands of a shareholder (a Separate Account). Distributions of net capital gains (the excess of any net long-term capital gains over net short-term capital losses), whether received in cash or reinvested in additional Portfolio shares, will generally be treated by a Separate Account as either "20% Rate Gain" or "28% Rate Gain," depending upon the Portfolio's holding period for the assets sold, regardless of the length of time a Separate Account has held Portfolio shares.

Hedging Transactions

  The diversification requirements applicable to a Portfolio's assets may limit the extent to which a Portfolio will be able to engage in transactions in options, futures contracts, or forward contracts.

                               OTHER INFORMATION

Concentration Policy

  Under each Portfolio's investment restrictions, except the REIT Portfolio's, a Portfolio may not invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto). Mortgage-related securities, including CMOs, that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("government issued") are considered government securities. The Portfolios take the position that mortgage-related securities, whether government issued or privately issued, do not represent interests in any particular "industry" or group of industries, and therefore, the concentration restriction noted above does not apply to such securities. For purposes of complying with this restriction, the Fund, in consultation with its Portfolio Managers, utilizes its own industry classifications.

Capitalization

  The Fund is a Massachusetts business trust established under a Declaration of Trust dated May 4, 1987. The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Fund's shareholders. When issued, shares are fully paid, redeemable, freely transferable, and non-assessable by the Fund. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

  Under Massachusetts law, shareholders could under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Fund for acts or obligations of the Fund, which are binding only on the assets and property of the Fund and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations and thus should be considered remote.

  Expenses incurred in connection with the Fund's organization and establishment of the Aggressive Equity Portfolio (1996), Growth LT Portfolio
(1994), and Emerging Markets Portfolio (1996) and the public offering of the shares of those Portfolios, aggregated approximately $23,410, $3,952, and $23,410, respectively. These costs have been deferred by the Aggressive Equity, Growth LT, and Emerging Markets Portfolios and are being amortized by them over a period of five years from the beginning of operations of each of those Portfolios.

  Expenses incurred in connection with the Fund's organization and establishment of the Large-Cap Value, Mid-Cap Value, Small-Cap Index and REIT Portfolios and the public offering of the shares of those Portfolios,
aggregated approximately $      , $      , $      , and $      , respectively.
These costs will be applied separately to each of the Portfolios during each Portfolio's first year of operations.

Voting Rights

  Shareholders of the Fund are given certain voting rights. Each share of each Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

  Under the Declaration of Trust and Massachusetts business trust law, the Fund is not required to hold annual meetings of Fund shareholders to elect Trustees or for other purposes. It is not anticipated that the Fund will hold shareholders' meetings unless required by law, although special meetings may be called for a specific Portfolio, or for the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a new or amended advisory contract or portfolio management agreement. In this regard, the Fund will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Fund. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Fund may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares or other voting interests of the Fund. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Fund will request voting instructions from Variable Contract Owners and will vote shares or other voting interests in the Separate Account in proportion to the voting instructions received. The Fund's shares do not have cumulative voting rights.

Custodian and Transfer Agency and Dividend Disbursing Services

  Investors Fiduciary Trust Company ("IFTC") serves as Custodian for assets of the Fund. The address of IFTC is 801 Pennsylvania, Kansas City, MO 64105-1716. Pursuant to a sub-custody agreement between IFTC and Chase, Chase serves as subcustodian of the Fund for the custody of the foreign securities acquired by the Fund. Under the agreement, and in accordance with applicable regulations, Chase may hold the foreign securities at its principal office at 270 Park Avenue, New York, New York 10081, at Chase's branches, at a foreign branch of a qualified U.S. bank, an eligible foreign subcustodian, or an eligible foreign securities depository. Pursuant to rules or other exemptions under the 1940 Act, the Fund may maintain foreign securities and cash for the Fund in the custody of certain eligible foreign banks and securities depositories.

  Pacific Life provides dividend disbursing and transfer agency services to the Fund.

Financial Statements

  The financial statements of the Fund as of December 31, 1998, including the notes thereto, are incorporated by reference in this Statement of Additional Information from the Annual Report of the Fund dated as of December 31, 1998. The financial statements have been audited by independent auditors, except for information for the Equity Portfolio and Bond and Income Portfolio for years before 1994, which was audited by other independent auditors.

Independent Auditors

        serves as the independent auditors for the Fund. The address of
            is            .

Counsel

  Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006-2401, passes upon certain legal matters in connection with the shares offered by the Fund and also acts as outside counsel to the Fund.

Registration Statement

  This Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX

Description of Bond Ratings

  Corporate Bonds: Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

  Bonds rated AA by Standard & Poor's are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market.

  Bonds rated A by Standard & Poor's, regarded as upper medium grade, have a strong capacity and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative element begins to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

  The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

  Moody's Ba rated bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds rated Ba. Bonds which are rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Bonds rated Caa by Moody's are considered to be of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest. Bonds rated Ca are considered by Moody's to be speculative in a high degree, often in default. Bonds rated C, the lowest class of bonds under Moody's bond ratings, are regarded by Moody's as having extremely poor prospects.

  Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

  A bond rated BB, B, CCC, and CC by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

  Commercial Paper: The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers with this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

  Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB rating,
(iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength with this highest classification.

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------



                       (a)(1) Agreement and Declaration of Trust/4/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/


                       (a)(3) Amendment to Agreement and Declaration of Trust/8/


                       (b)    By-Laws of Registrant/1/


                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Portfolio Management Agreement - Bankers Trust
                              Company/1/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management Inc./6/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./7/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/7/

                       (d)(9) Portfolio Management Agreement - Pacific Investment Management Company/1/

                       (d)(10) Portfolio Management Agreement - Blairlogie
                               Capital Management/1/

                       (d)(11) Addendum to Portfolio Management Agreement -
                               Janus Capital Corporation/5/

                       (d)(12) Addendum to Portfolio Management Agreement -
                               J.P. Morgan Investment Management Inc./5/

                       (d)(13) Addendum to Portfolio Management Agreement -
                               Pacific Investment Management Company/5/

                       (d)(14) Addendum to Portfolio Management Agreement -
                               Blairlogie Capital Management/5/

                       (d)(15) Addendum to Advisory Agreement/8/

                       (d)(16) Portfolio Management Agreement - Salomon Brothers
                               Asset Management Inc./8/

                       (d)(17) Portfolio Management Agreement - Lazard Asset
                               Management/8/

                       (d)(18) Addendum to Portfolio Management Agreement -
                               Morgan Stanley Asset Management Inc./8/

                       (d)(19) Addendum to Portfolio Management Agreement -
                               Bankers Trust Company/8/

                       (e)(1)  Distribution Agreement/1/

                       (e)(2)  Addendum to Distribution Agreement/8/

                       (f)     Not Applicable

                       (g)(1)  Custodian Agreement/1/

                       (g)(2)  Custodian Agreement Fee Schedule/5/

                       (g)(3)  Addendum to Custodian Agreement/8/

                       (h)(1)  Agency Agreement/1/

                       (h)(2)  Participation Agreement/1/

                       (h)(3)  Agreement for Support Services/2/

                       (h)(4)  Addendum to Agency Agreement/8/

                       (h)(5)  Addendum to Participation Agreement/8/

                       (i)     Opinion and Consent of Counsel/1/

                       (j)     Not Applicable

                       (k)     Not Applicable

                       (l)     Not Applicable

                       (m)     Not Applicable



                       (n)     Financial Data Schedules*


                       (o)     Not Applicable
------------

 *   To be filed by amendment

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N-30D, Accession No. 0001017062-98-000289 filed on February 13, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000919 filed on March 22, 1996 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.


Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns all of the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.



Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                                                       Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director of: Mutual Service Corporation, PM
                                                      Group Life Insurance Co.; PM Realty Advisors,
                                                      Inc., and similar positions with various
                                                      affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land
                                                      & Farming; Edison International; The Irvine
                                                      Company and Immediate Past Chairman of the
                                                      American Council of Life Insurance; Former
                                                      Director of: Pacific Corinthian Life
                                                      Insurance Company, Cadence Capital Management
                                                      Corporation, NFJ Investment Group, Inc.,
                                                      Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, and Pacific Mutual Distributors,
                                                      Inc.

Pacific Life                Richard M. Ferry          Director of Pacific Life Insurance Company,
                                                      1986 to present; Director of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Chairman of: Korn/Ferry
                                                      International; Director of: Korn/Ferry
                                                      International; Avery Dennison Corporation;
                                                      ConAm Management; Mellon West Coast Advisory
                                                      Board; Northwestern Restaurants, Inc.; Dole
                                                      Food Company; Mullin Consulting Inc.; Broco,
                                                      Inc.; Mrs. Field's Original Cookies, Inc.;
                                                      and Rainier Bells, Inc.; Former Director of
                                                      First Business Bank

Pacific Life                Donald E. Guinn           Director of Pacific Life Insurance Company,
                                                      1984 to present; Director of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Chairman Emeritus and Former
                                                      Director of: Pacific Telesis Group; Director
                                                      of: The Dial Corporation; and BankAmerica
                                                      Corporation; Former Director of Bank of
                                                      America NT&SA


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------

Pacific Life                Ignacio E. Lozano, Jr.    Director of Pacific Life Insurance Company,
                                                      March 1988 to present; Director of
                                                      Pacific Mutual Holding Company and Pacific
                                                      LifeCorp, August 1997 to present; Chairman
                                                      and former Editor-in-Chief of La Opinion;
                                                      Director of: The Walt Disney Company and
                                                      Southern California Gas Company; Sempra
                                                      Energy and San Diego Gas and Electric Company;
                                                      Former Director of Pacific Enterprises

Pacific Life                Charles D. Miller         Director of Pacific Life Insurance
                                                      Company, 1986 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Chairman, Director
                                                      and former Chief Executive Officer of Avery
                                                      Dennison Corporation; Director of: Nationwide
                                                      Health Properties, Inc. and Edison International;
                                                      Advisory Board Member of Korn/Ferry
                                                      International and Mellon Bank; Trustee of
                                                      Occidental College and Johns Hopkins
                                                      University; Former Director of Great Western
                                                      Financial Corporation.

Pacific Life                Donn B. Miller            Director of Pacific Life Insurance
                                                      Company, 1977 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; President,
                                                      Chief Executive Officer and Director of
                                                      Pearson-Sibert Oil Co. of Texas; Director
                                                      of: Automobile Club of Southern
                                                      California; The Irvine Company, and former
                                                      Director of St. John's Hospital & Health Center
                                                      Foundation.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                James R. Ukropina         Director of Pacific Life Insurance Company,
                                                      January 1989 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Partner with the law
                                                      firm of O'Melveney & Meyers LLP; Director of
                                                      Lockheed Martin Corporation; and Stanford
                                                      University

Pacific Life                Raymond L. Watson         Director of Pacific Life Insurance
                                                      Company, 1975 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Vice Chairman
                                                      and Director of: The Irvine Company; Director of:
                                                      The Walt Disney Company; The Mitchell
                                                      Energy and Development Company; Irvine Apartment
                                                      Communities; and former Director of the Tejon Ranch

Pacific Life                Glenn S. Schafer          Director and President of Pacific Life Insurance
                                                      Company, January 1995 to present; Director
                                                      and President of Pacific Mutual Holding Company
                                                      and Pacific LifeCorp, August 1997 to present;
                                                      Director of: PM Group Life Insurance Company;
                                                      Mutual Service Corporation; PM Realty Advisors,
                                                      Inc.; and similar positions with various
                                                      affiliated companies of Pacific Life Insurance
                                                      Company; Former Director of Pacific Corinthian
                                                      Life Insurance Company; and Pacific Mutual
                                                      Distributors, Inc.

Pacific Life                Richard M. Rosenberg      Director of Pacific Life Insurance Company,
                                                      1995 to present; Director of Pacific LifeCorp,
                                                      August 1997 to present; Director of Pacific
                                                      Mutual Holding Company, October 1997 to present;
                                                      Chairman and Chief Executive Officer (Retired)
                                                      of BankAmerica Corporation; Director of: Airborne
                                                      Express Corporation; BankAmerica Corporation;
                                                      Northrop Grumman Corporation;
                                                      Potlatch Corporation; Lucille Salter Packard
                                                      Children's Hospital at Stanford; UCSF/Stanford
                                                      Health Care Center; SBC Communications; Age Wave;
                                                      and Chronicle Publishing; Former Director of
                                                      Pacific Telesis Group; and K-2 Incorporated


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                David R. Carmichael       Senior Vice President and General Counsel
                                                      of Pacific Life Insurance Company, April
                                                      1992 to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present;
                                                      Senior Vice President and General Counsel
                                                      of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Senior Vice President and General Counsel of
                                                      PM Group Life Insurance Company, July 1998
                                                      to present; Director of PM Group Life
                                                      Insurance Company; Association of California
                                                      Health and Life Insurance Companies; and
                                                      Association of Life Insurance Counsel;
                                                      Former Director of Pacific Corinthian Life
                                                      Insurance Company

Pacific Life                Audrey L. Milfs           Vice President and Corporate Secretary of
                                                      Pacific Life Insurance Company, March 1991
                                                      to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present;
                                                      Vice President and Secretary of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Secretary to several
                                                      affiliated companies of Pacific Life
                                                      Insurance Company; 1981 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director, CFO and Treasurer of Pacific Mutual
                                                      Distributors, Inc.; Vice President and
                                                      Controller of Pacific Mutual Holding Company
                                                      and Pacific LifeCorp, August 1997 to present;
                                                      and similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Senior Vice President and Chief Financial
                                                      Officer of Pacific Life Insurance Company, June
                                                      1996 to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present; Vice
                                                      President and Treasurer of Pacific Life Insurance
                                                      Company, November 1991 to June 1996; Chief
                                                      Financial Officer and Treasurer to several
                                                      affiliated companies of Pacific Life, 1990 to
                                                      present

Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Michael R. Asay           Vice President

PIMCO                       George C. Allan           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Senior Vice President

PIMCO                       Brian P. Baker            Vice President

PIMCO                       Leslie A. Barbi           Senior Vice President

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Vice President

PIMCO                       Andrew Brick              Senior Vice President

PIMCO                       John B. Brynjolfsson      Vice President

PIMCO                       Robert W. Burns           Executive Vice President

PIMCO                       Carl J. Cohen             Vice President

PIMCO                       Jerry L. Coleman          Vice President

PIMCO                       Cyrille Conseil           Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Vice President

PIMCO                       Anita Dunn                Vice President


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    A. Benjamin Ehlert, CFA,     Executive Vice President
                         CIC

PIMCO                    Robert A. Ettl               Senior Vice President

PIMCO                    Anthony K. Faillace          Vice President

PIMCO                    Teri Frisch                  Vice President

PIMCO                    William H. Gross, CFA        Managing Director and Director

PIMCO                    John L. Hague                Managing Director

PIMCO                    Gordon C. Hally, CIC         Executive Vice President

PIMCO                    Pasi M. Hamalainen           Executive Vice President

PIMCO                    John P. Hardaway             Vice President

PIMCO                    Brent R. Harris, CFA         Managing Director

PIMCO                    Joseph Hattersohl            Vice President

PIMCO                    Raymond C. Hayes             Vice President

PIMCO                    Robert G. Herin              Vice President

PIMCO                    David C. Hinman              Vice President

PIMCO                    Lisa Hocson                  Vice President

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President

PIMCO                    Brent L. Holden, CFA         Executive Vice President

PIMCO                    Dwight F. Holloway, Jr.,     Vice President
                         CFA, CIC

PIMCO                    Jane T. Howe, CFA            Vice President

PIMCO                    Mark T. Hudoff               Vice President

PIMCO                    Margaret E. Isberg           Executive Vice President

PIMCO                    Thomas J. Kelleher           Vice President

PIMCO                    James M. Keller              Vice President

PIMCO                    Raymond G. Kennedy, CFA      Senior Vice President

PIMCO                    Mark R. Kiesel               Vice President

PIMCO                    Sharon K. Kilmer             Executive Vice President

PIMCO                    Steven Kirkbaumer            Vice President

PIMCO                                                 Vice President

PIMCO                    John S. Loftus, CFA          Executive Vice President

PIMCO                    David Lown                   Vice President

PIMCO                    Joseph McDevitt              Executive Vice President

PIMCO                    Andre J. Mallegol            Vice President

PIMCO                    Michael E. Martini           Vice President

PIMCO                    Scott A. Mather              Vice President

PIMCO                    Benjamin L. Mayer            Vice President

PIMCO                    Jonathan D. Moll             Vice President

PIMCO                    Dean S. Meiling, CFA         Managing Director

PIMCO                    James F. Muzzy, CFA          Managing Director

PIMCO                    Doris Nakamura               Vice President

PIMCO                    Douglas J. Ongaro            Vice President

PIMCO                    Thomas J. Otterbein, CFA     Senior Vice President

PIMCO                    Victoria M. Paradis          Vice President

PIMCO                    Elizabeth M. Philipp         Vice President

PIMCO                    David J. Pittman             Vice President

PIMCO                    William F. Podlich III       Managing Director

PIMCO                    William C. Powers            Managing Director

PIMCO                                                 Managing Director

PIMCO                    Edward P. Rennie, CFA, CFP   Senior Vice President

PIMCO                    Terry Randall                Vice President

PIMCO                    Scott L. Roney, CFA          Senior Vice President

PIMCO                    Michael J. Rosborough        Senior Vice President

PIMCO                    Seth R. Ruthen               Vice President

PIMCO                    Jeffrey M. Sargent           Vice President

PIMCO                    Ernest L. Schmider           Executive Vice President, Chief
                                                      Administrative and Legal Officer

PIMCO                    Leland T. Scholey, CFA       Senior Vice President

PIMCO                    Richard Selby                Senior Vice President

PIMCO                    Denise C. Seliga             Vice President

PIMCO                    Rita J. Seymour              Vice President

PIMCO                    Christopher Sullivan, CFA    Vice President

PIMCO                    Cheryl L. Sylwester          Vice President

PIMCO                    Lee Thomas                   Managing Director

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director

PIMCO                    Benjamin L. Trosky, CFA      Managing Director

PIMCO                    Richard E. Tyson             Vice President

PIMCO                    Peter A. Van de Zilver       Vice President

PIMCO                    Koichi Watanabe              Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
PIMCO                       Marilyn Wegener           Vice President

PIMCO                       Paul C. Westhead          Vice President

PIMCO                       Kristen M. Wilsey, CFA    Senior Vice President

PIMCO                       George H. Wood, CFA       Senior Vice President

PIMCO                       Michael A. Yetter         Vice President

PIMCO                       David Young               Vice President

Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Donnalisa Barnum          Senior Vice President, Capital
 Company                                              Guardian Trust Company; Vice
                                                      President, Capital International
                                                      Limited

Capital Guardian Trust      Andrew F. Barth           Director of Capital Guardian Trust
 Company                                              Company; Executive Vice President and
                                                      Research Manager of Capital Guardian
                                                      Research Company

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and
 Company                                              Director, Capital Guardian Trust
                                                      Company; Director, Capital Guardian
                                                      Trust Company of Nevada; Treasurer,
                                                      Capital Guardian Research Company

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company


Capital Guardian Trust      Larry Paul                Director of Capital Guardian Trust
 Company                    Clemmensen                Company, American Funds Distributors,
                                                      Inc.; Chairman of the Board, American
                                                      Funds Service Company; Director and
                                                      President, The Capital Group Companies,
                                                      Inc.; Senior Vice President and Director,
                                                      Capital Research and Management Company;
                                                      President and Director, Capital Management
                                                      Services, Inc.; Treasurer, Capital
                                                      Strategy Research, Inc.; Senior Vice
                                                      President, Capital Income Builder, Inc.
                                                      and Capital World Growth & Income Fund, Inc.

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc. and Emerging Markets
                                                      Growth Fund, Inc.; Assistant General Counsel,
                                                      The Capital Group Companies, Inc.; Secretary,
                                                      Capital Management Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian
 Company                                              Trust Company; Deputy Assistant to the
                                                      President for Intergovernmental Affairs,
                                                      Deputy Director of Presidential Personnel,
                                                      The White House

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President,
                                                      Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Chairman and Director of The Capital Group
 Company                                              Companies, Inc. and Capital Guardian Trust
                                                      Company; Vice Chairman and Director, Capital
                                                      International Inc., Capital International
                                                      K.K., Capital International Limited, and
                                                      Emerging Markets Growth Fund, Inc.; President
                                                      and Director, Capital Group International,
                                                      Inc., and Capital International Limited
                                                      (Bermuda); Presidente du Conseil, Capital
                                                      International S.A.; Director, Capital Group
                                                      Research, Inc., Capital Research
                                                      International, New Perspective Fund, Inc. and
                                                      EuroPacific Growth Fund, Inc.

Capital Guardian Trust      William Flumenbaum        Senior Vice President, Capital Guardian Trust
 Company                                              Company, Personal Investment Management
                                                      Division; Vice President, Capital Guardian
                                                      Trust Company, a Nevada Corporation;
                                                      Director, Principal Gifts-UCLA Development;
                                                      Executive Director, UCLA Jonsson Cancer Center
                                                      Foundation; Deputy Director UCLA Health
                                                      Science Development

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian
 Company                                              Trust Company, Capital International Limited,
                                                      Capital Research International, and Capital
                                                      Guardian Canada, Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Chairman of the Board, Capital Guardian
                                                      Trust Company of Nevada and Capital
                                                      Strategy Research, Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Partners L.P.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President,
                                                      Capital Guardian Canada, Inc. and Vice
                                                      President, Emerging Markets Growth Fund, Inc.

Capital Guardian Trust      Karin L. Larson           Director, Capital Guardian Trust
 Company                                              Company and The Capital Group Companies, Inc.;
                                                      President, Director, and Director of Research,
                                                      Capital Guardian Research Company;
                                                      Chairperson, President and Director, Capital
                                                      Group Research, Inc.; President, Director and
                                                      Director of International Research, Capital
                                                      Research International

Capital Guardian Trust      D. James Martin           Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      John R. McIlwraith        Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President and Director, Capital
                                                      International Limited

Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Director, Capital Guardian
                                                      Research Company; Vice President, Capital
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company of Nevada

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President, Capital
                                                      Guardian Trust Company of Nevada

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian
 Company                                              Trust Company; Chairman and Director,
                                                      Capital Guardian Canada, Inc., Capital
                                                      Research International and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International Limited; Directeur,
                                                      Capital International S.A.; Director,
                                                      Capital Group International, Inc., The
                                                      Capital Group Companies, Inc. and Capital
                                                      International Fund, S.A.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Director, Capital Guardian
                                                      Research Company; Vice President,
                                                      Capital International Research, Inc.

Capital Guardian Trust      John H. Seiter            Executive Vice President of Client Relations
 Company                                              and Marketing and Director,  Capital Guardian
                                                      Trust Company; Senior Vice President, Capital
                                                      Group International, Inc.; Vice President,
                                                      The Capital Group Companies, Inc.

Capital Guardian Trust      Robert L. Spare           Senior Vice President, Capital Guardian
 Company                                              Trust Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Bente L. Strong           Senior Vice President, Capital Guardian
 Company                                              Trust Company Personal Investment Management
                                                      Division; Publisher, Capital Publishing's
                                                      The American Benefactor Magazine

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific
                                                      Management Company, S.A., Capital
                                                      International Management Company, Capital
                                                      International Emerging Countries Fund and
                                                      Capital International Latin American Fund;
                                                      President and Director, Capital
                                                      International, Inc; Senior Vice President,
                                                      Capital Group International, Inc. and
                                                      Emerging Markets Growth Fund, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company; Vice President, Loomis, Sayles &
                                                      Company

Capital Guardian Trust      N. Dexter Williams        Senior Vice President, Capital Guardian
 Company                                              Trust Company Personal Investment
                                                      Management Division; Senior Vice President,
                                                      American Funds Distributors, Inc.

J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment
 Management Inc.                                      Management Inc.; Managing Director, Morgan
                                                      Guaranty Trust Company of New York

J.P. Morgan                 Jeff M. Garrity           Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan
                                                      Guaranty Trust Company of New York

J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gilbert Van Hassel        Director and Managing Director, J.P.
 Investment                                           Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York

Michael E. Patterson                                  Director; Vice Chairman, Director, J.P.
                                                      Morgan & Co. Incorporated and Morgan
                                                      Guaranty Trust Company of New York

John W. Schmidlin                                     Director; Managing Director, Morgan
                                                      Guaranty Trust Company of New York


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
 J.P. Morgan                John W. Schmidlin         Director, J.P. Morgan Investment Management
 Investment                                           Inc.; Managing Director, Morgan Guaranty
 Management Inc.                                      Trust Company of New York

J.P. Morgan                 Michael E. Patterson      Director, J.P. Morgan Investment Management
 Investment                                           Inc.; Vice Chairman and Director, J.P. Morgan
 Management Inc.                                      & Co. Incorporated; Vice Chairman and Director,
                                                      Morgan Guaranty Trust Co. of New York

J.P. Morgan                 Anthony Della Pietra      Secretary and Vice President, J.P. Morgan
 Investment                                           Investment Management Inc.; Vice President,
 Management Inc.                                      Morgan Guaranty Trust Company of New York


Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director and Chairman of the
 Corporation                                          Board 1978 to present, Chief Executive
                                                      Officer 1994 to present

Janus Capital               James P. Craig, III       Director April 1995 to present, Vice
 Corporation                                          Chairman and Chief Investment
                                                      Officer, December 1997 to present

Janus Capital               Michael E. Herman         Director, 1984 to present
 Corporation

Janus Capital               Thomas A. McDonnell       Director, 1990 to present
 Corporation

Janus Capital               Landon H. Rowland         Director, January 1996 to present
 Corporation

Janus Capital               Michael Stolper           Director, 1984 to present
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer, June 1995 to present

Janus Capital               Marjorie G. Hurd          Vice President, July 1995 to present,
 Corporation                                          Chief Operations Officer, 1996 to present


Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ------------------------------
 Janus Capital           Steven R. Goodbarn       Treasurer and Chief Financial
  Corporation                                     Officer, 1992 to present, Vice
                                                  President of Finance, June 1995
                                                  to present

 Morgan Stanley Asset                             Investment Adviser
  Management Inc.

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and
  Management Inc.                                 Managing Director

 Morgan Stanley Asset    Peter Dominic            Managing Director and Member
  Management Inc.        Caldecott                of Executive Committee

 Morgan Stanley Asset    Frank P.L. Minard        Managing Director
  Management Inc.

 Morgan Stanley Asset    Dennis G. Sherva         Director and Managing Director
  Management Inc.

 Morgan Stanley Asset    Marna C. Whittington     Chief Operating Officer,
  Management Inc.                                 Managing Director, and Member
                                                  of Executive Committee

 Morgan Stanley Asset    Donald P. Ryan           Principal and Compliance Officer
  Management Inc.

 Morgan Stanley Asset    Harold J. Schaaff, Jr.   Principal, General Counsel
  Management Inc.                                 and Secretary

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management Inc.

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio
 Management Inc.                                  Manager and Member of Executive
                                                  Committee

Morgan Stanley Asset     Thomas L. Bennett        Member of Executive Committee
 Management Inc.                                  and Portfolio Manager

Morgan Stanley Asset     Frank P.L. Minard        Managing Director and Member
 Management Inc.                                  of Executive Committee

Morgan Stanley Asset     Alan E. Goldberg         Member of Executive Committee
 Management Inc.

Name of Adviser         Name of Individual             Business and Other Connections
------------------    -----------------------   --------------------------------------------
Bankers Trust                                   Trust Company
 Company ("Bankers
 Trust")

Bankers Trust         George B. Beitzel         Director of Bankers Trust Corporation

Bankers Trust         William R. Howell         Director of Bankers Trust Corporation

Bankers Trust         Lee A. Ault III           Director of Bankers Trust Corporation

Bankers Trust         Vernon E. Jordan, Jr.     Director of Bankers Trust Corporation

Bankers Trust         Hamish Maxwell            Director of Bankers Trust Corporation

Bankers Trust         N.J. Nicholas, Jr.        Director of Bankers Trust Corporation

Bankers Trust         Russell E. Palmer         Director of Bankers Trust Corporation

Bankers Trust         Frank N. Newman           Chairman of the Board and Chief Executive
                                                Officer and President of Bankers Trust
                                                Corporation

Bankers Trust         Patricia Carry Stewart    Director of Bankers Trust Corporation

Bankers Trust         Philip A. Griffiths       Director of Bankers Trust Corporation

Bankers Trust         Donald L. Staheli         Director of Bankers Trust Corporation

Bankers Trust         Paul A. Volcker           Director of Bankers Trust Corporation

Bankers Trust         Neil R. Austrian          Director of Bankers Trust Corporation

Bankers Trust         G. Richard Thoman         Director of Bankers Trust Corporation

Bankers Trust         Richard H. Daniel         Vice Chairman and Chief Financial
                                                Officer of Bankers Trust Corporation

Bankers Trust         Eugene A. Ludwig          Vice Chairman of Bankers Trust Corporation

Bankers Trust         Mark Bieler               Executive Vice President of Bankers Trust
                                                Corporation

Bankers Trust         Mary Cirillo              Executive Vice President of Bankers Trust
                                                Corporation

Bankers Trust         Robert A. Ferguson        Executive Vice President of Bankers Trust
                                                Corporation

Bankers Trust         Duncan P. Hennes          Executive Vice President and Treasurer of
                                                Bankers Trust Corporation

Bankers Trust         Joseph A. Manganello, Jr. Executive Vice President and Chief Credit
                                                Officer of Bankers Trust Corporation

Bankers Trust         I. David Marshall         Executive Vice President and Chief
                                                Information Officer of Bankers Trust
                                                Corporation

Bankers Trust         Melvin A. Yellin          Executive Vice President and General
                                                Counsel of Bankers Trust Corporation

Bankers Trust         Yves de Balmann           Vice Chairman of Bankers Trust
                                                Corporation

Bankers Trust         Mayo A. Shattuck, III     Vice Chairman of Bankers Trust
                                                Corporation

Bankers Trust         Rodney A. McLauchlan      Executive Vice President of Bankers
                                                Trust Corporation

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Bankers Trust               George J. Vojta           Vice Chairman of the Board of Bankers
                                                      Trust Corporation

Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Jon S. Corzine            Chief Executive Officer, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Robert J. Hurst           Managing Director, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Operating Officer, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         John A. Thain             Chief Financial Officer, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         John L. Thornton          Managing Director, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Roy J. Zuckerberg         Managing Director, Goldman, Sachs & Co.
 Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Blairlogie Capital                                    Investment Adviser
 Management
 ("Blairlogie")

Blairlogie                  Gavin Dobson              Chief Executive Officer and Limited Partner,
                                                      Blairlogie Capital Management

Blairlogie                  James Smith               Chief Investment Officer and Limited Partner,
                                                      Blairlogie Capital Management

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman, Chief Operating Officer and
                                                                           Director, The Equitable Companies Incorporated;
                                                                           President, Chief Operating Officer and Director, The
                                                                           Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director and Financial Consultant

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life of
                                                                           AXA-UAP

Alliance Capital Management L.P.        Herve Hatt                         Director; Executive Vice President, AXA-UAP

Alliance Capital Management L.P.        Frank Savage                       Director; Senior Vice President of The Equitable Life
                                                                           Assurance Society of the United States

Alliance Capital Management L.P.        Luis J. Bastida                    Director; Chief Financial Officer and Member of the
                                                                           Executive Committee of Banco Bilbao Vizcaya

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA-UAP

Alliance Capital Management L.P.        Kevin C. Dolan                     Director; Senior Vice President of AXA-UAP; Chief
                                                                           Executive Officer, AXA Investment Managers S.A.

Alliance Capital Management L.P.        Reba W. Williams                   Director, Special Projects and Art Historian

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Life Assurance Society of the
                                                                           United States

Alliance Capital Management L.P.        Robert B. Zoellick                 Director; John M. Olin Professor in National Security
                                                                           Affairs - The United States Naval Academy

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA-UAP

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President, General Counsel and Secretary

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary


Salomon Brothers Asset Management Inc. ("SABAM")


SABAM, an indirect, wholly-owned subsidiary of Citigroup, is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and renders investment advice to a wide variety of individual, institutional and investment advisory clients.


The list required by this Item 26 of officers and directors of SABAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by SABAM pursuant to the Advisers Act (SEC File No. 801-32046).

Lazard Asset Management                               Investment Adviser
("Lazard")

Lazard                    Eileen D. Alexanderson      General Member

Lazard                    William Araskog             General Member

Lazard                    F. Harlan Batrus            General Member; Director of Mutual of America Capital Management Corp.;
                                                      Director of Ryan Labs, Inc.

Lazard                    Gerardo Braggiotti          General Member; Managing Director of Lazard SpA; Managing Director of Lazard
                                                      Brothers & Co. Ltd.; Director of Centrale of Mediobanca SpA

Lazard                    Patrick J. Callahan, Jr.    General Member; Director of Berry Metal Co.; Director of Michigan Wheel Corp.;
                                                      Director of Rotation Dynamics Corp.; Director of Somerset Technologies, Inc.

Lazard                    Michel David-Weill          General Member; Director of The Dannon Company, Inc.; President and Chairman
                                                      of the Board of Eurafrance; Director of Exor Group; Director of Euralux;
                                                      Director of Group Danone; Director of ITT Industries, Inc.; Director of La
                                                      France S.A.; Director of La France-Iard; Director of La France-Vie; Director
                                                      of Lazard Brothers & Co., Limited; Director of Pearson plc; Director of
                                                      Publicis S.A.; Director of S.A. de la Rue Imperiale de Lyon

Lazard                    John V. Doyle               General Member

Lazard                    Thomas F. Dunn              General Member

Lazard                    Norman Eig                  General Member; Vice Chairman of Lazard Freres & Co. LLC; Chairman and
                                                      Director of The Lazard Funds, Inc.; Chairman and Director of Lazard Retirement
                                                      Series, Inc.; Director of Lazard Investment Funds Limited; Director and Chief
                                                      Investment Officer and Treasurer of Lazard Pension Management, Inc.; Director
                                                      of Lazard Asset Management Holdings Limited; Director of Lazard Asset
                                                      Management Pacific Co.; Director of Lazard Asset Management Limited

Lazard                    Richard P. Emerson          General Member

Lazard                    Peter R. Ezersky            General Member

Lazard                    Eli H. Fink                 General Member; Partner & Vice Chairman of Deloitte & Touche LLP; Member of
                                                      the Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesallschajt

Lazard                    Jonathan F. Foster          General Member

Lazard                    Robert P. Freeman           General Member; Vice President of Lazard Freres Real Estate Investors, LLC

Lazard                    Albert H. Garner            General Member

Lazard                    James S. Gold               General Member; Director of Smart & Final Inc.

Lazard                    Jeffrey A. Golman           General Member

Lazard                    Steven J. Golub             General Member; Director of Mineral Technologies Inc.

Lazard                    Herbert W. Gullquist        General Member; Vice Chairman of Lazard Freres & Co. LLC; President and
                                                      Director of The Lazard Funds, Inc.; President and Director of Lazard
                                                      Retirement Series, Inc.; Director of Lazard Far East Investors Limited;
                                                      President and Director of Lazard Pension Management, Inc.; Director of Lazard
                                                      Asset Management Holdings Limited; Director and President of Lazard Asset
                                                      Management (Canada), Inc.; Director and Chairman of Lazard Asset Management
                                                      Pacific Co.; Director of Lazard Asset Management Limited; Director of Lazard
                                                      London International Investment Mgmt Limited; Member of the Supervisory Board
                                                      of Lazard Asset Management (Deutschland) GmbH; Managing Director of Lazard
                                                      Asset Management (Deutschland) Gesallschajt)

Lazard                    Thomas R. Haack             General Member

Lazard                    Ira O. Handler              General Member

Lazard                    Yasushi Hatakeyama          General Member; Director of Lazard Freres & Co. LLC (prior to 12/98)

Lazard                    Melvin L. Heineman          General Member; Director of Lazard Freres & Co., Ltd; Director of Lazard
                                                      Asset Management Pacific Co.

Lazard                    Scott D. Hoffman            General Member; Director of Lazard Freres & Co. LLC (prior to 12/98)

Lazard                    Robert E. Hougie            General Member

Lazard                    Kenneth M. Jacobs           General Member

Lazard                    James L. Kempner            General Member

Lazard                    Larry A. Kohn               General Member

Lazard                    Lee O. Kraus                General Member

Lazard                    Sandra A. Lamb              General Member

Lazard                    Michael S. Liss             General Member

Lazard                    William R. Loomis, Jr.      General Member; Director of Englehard Hanovia Inc.; Director of Minorco S.A.;
                                                      Director of Minorco (U.S.A.) Inc.; Director of Terra Industries, Inc.

Lazard                    J. Robert Lovejoy           General Member

Lazard                    Matthew J. Luetig           General Member

Lazard                    Thomas E. Lynch             General Member; Managing Director of The Blackstone Group

Lazard                    Mark T. McMaster            General Member

Lazard                    Anthony E. Meyer            General Member; Managing Director of Lazard Freres Real Estate Investors, LLC

Lazard                    Damon Mezzacappa            General Member; Director of Corporate Property Investors

Lazard                    Richard W. Moore Jr.        General Member; Director of Lazard Freres & Co. LLC (prior to 12/98)

Lazard                    Robert P. Morgenthau        General Member; Director and Vice President of Lazard Asset Management
                                                      (Canada) Inc.; Director of Lazard Investment Funds limited; Director of Lazard
                                                      Fund Manager (CI) Limited; Director of Lazard Global Bond Fund plc; Director
                                                      of Lazard Global Equity Fund plc; Director of Lazard Global Liquidity Fund
                                                      plc; Director of Lazard Strategic Yield Fund plc; Director of Global Funds
                                                      Management Plc; Director of Lazard Asset Management (CI) Holdings Ltd;
                                                      Director of Lazard Asset Management (CI) Ltd.; Director of Lazard Investment
                                                      Funds (CI) Ltd.; Director of Lazard Funds Administration Services (CI) Ltd.

Lazard                    Steven J. Niemczyk          General Member

Lazard                    Hamish W. M. Norton         General Member

Lazard                    James A. Paduano            General Member; Director of Donovan Data Systems, Inc.; Director of Secure
                                                      Products Inc.

Lazard                    Adam P. Parten              General Member

Lazard                    Louis Perlmutter            General Member

Lazard                    Russell E. Planitzer        General Member

Lazard                    Steven L. Rattner           General Member; Director of Falcon Holding Group L.P.

Lazard                    John R. Reinsberg           General Member; Executive Vice President and Director of Lazard Asset
                                                      Management Pacific Co.; Member of the Supervisory Board of Lazard Asset
                                                      Management (Deutschland) GmbH

Lazard                    Louis G. Rice               General Member

Lazard                    Luis E. Rinaldini           General Member

Lazard                    Bruno M. Roger              General Member; Director of CAP Gemini Sogeti; Director of Compagnie De
                                                      Credit; Director of Compagnie De Saint-Gobain; Director of Eurafrance;
                                                      Director of Financiere Et Industrielle Gaz Et Eaux; Director of Fonds
                                                      Partenaires Gestion (F.P.G.); Director of Lazard & Co. GmbH; Director of LVMH-
                                                      Moet Hennessy Louis Vuitton; Director of Marine-Wendel; Director of Pinault-
                                                      Printemps-Redoute; Director of Sidel; Director of Societe Centrale Puour
                                                      L'Industrie; Director of Societe Financiere Generale Immobiliere (S.F.G.I.);
                                                      Director of Sofina (Belgique); Director of Sovaclux S.A.; Director of Thomson
                                                      S.A.; Director of Thomson CSF; Director of U.A.P.

Lazard                    Michael S. Rome             General Member

Lazard                    Steven H. Sands             General Member

Lazard                    Gary S. Shedlin             General Member

Lazard                    Arthur P. Solomon           General Member

Lazard                    David A. Tanner             General Member; Managing Director of E.M. Warburg, Pincus & Co. LLC; Director
                                                      of Golden Books Family Entertainment Inc.; Director of Renaissance Re Holdins
                                                      Ltd.; Director of Poserdon Resources Inc.; Director of Charter Financial,
                                                      Inc.; Director of TAC Bancshares

Lazard                    David L. Tashjian           General Member

Lazard                    J. Mikesell Thomas          General Member

Lazard                    Michael P. Triguboff        General Member; Managing Director of Lazard Asset Management Pacific Co.

Lazard                    Donald A. Wagner            General Member

Lazard                    Ali E. Wambold              General Member; Director of The Albert Fisher Group plc; Director of Lazard
                                                      Freres & Co., Ltd.; Director of Tomkins PLC; Member of Investment Advisory
                                                      Board of Corporate Advisors L.P.

Lazard                    Michael A. Weinstock        General Member

Lazard                    Antonio F. Weiss            General Member, Director of Lazard Freres & Co. LLC (prior to 12/98)

Lazard                    Alexander E. Zagorneos      General Member; Director of The Egypt Trust; Director of Lazard Emerging World
                                                      Fund; Director of Flemings Continental European Investment Trust plc; Director
                                                      of Gartmore Emerging Pacific Investment Trust plc; Director of Greek Progress
                                                      Fund; Director of Jupiter International Green Investment Trust plc; Director
                                                      of New Zealand Investment Trust plc; Director of Taiwan Opportunities Fund
                                                      Ltd; Director of The World Trust Fund; Director of Lazard Select Fund;
                                                      Director of Ermitage Selz Fund; Director of Lazard Asset Management Egypt;
                                                      Director of Latin American Investment Trust, plc; Director of Taiwan American
                                                      Fund Limited; Director of Latin American Investment Trust plc; Director of
                                                      Taiwan American Fund Limited

Item 27.  Principal Underwriters
          ----------------------
          (a) Pacific Mutual Distributors, Inc. ("PMD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PMD is a subsidiary of Pacific Life.
          (b)

Name and Principal/9/       Positions and Offices       Positions and Offices
Business Address            with Underwriter            with Registrant
-------------------------   -------------------------   ---------------------
Kathy R. Gough              Assistant Vice              None
                            President, Compliance

Audrey L. Milfs             Secretary                   Secretary

Edward R. Byrd              Chief Financial Officer,    None
                            Treasurer and Director

Joseph P. Ruiz              Vice President              None

Philip M. Gainsborough      Director                    None

John K. Hinfey              Director                    None

Name and Principal/9/       Positions and Offices        Positions and Offices
Business Address            with Underwriter             with Registrant
-------------------------   ---------------------------  ---------------------
Gerald W. Robinson          Chairman, CEO and Director   None

John L. Dixon               President and Director       None

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable




-----------------

/9/ Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 12th day of February, 1999.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Thomas C. Sutton*
                                                        President

*By: /s/  DIANE N. LEDGER
  _______________________________
        Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                           DATE
             ---------                           -----                           ----
                                     Chairman, Trustee and President                    , 1999
------------------------------------  (Chief Executive Officer)             -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                       , 1999
------------------------------------  (Assistant Vice President)            -----------
          Brian D. Klemens*

                                     Trustee                                            , 1999
------------------------------------  (President)                           -----------
          Glenn S. Schafer*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
         Richard L. Nelson*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
          Lyman W. Porter*

                                     Trustee                                            , 1999
------------------------------------                                        ----------
           Alan Richards*

       /s/ Lucie H. Moore            Trustee                                 February 12, 1999
------------------------------------
           Lucie H. Moore

* By:   /s/ DIANE N. LEDGER                                                  February 12, 1999
------------------------------------
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Paul F. Roye, and Robin Yonis-Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


*(Powers of Attorney are contained in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002463 filed on November 22, 1995, Power of Attorney for Mr. Klemens is contained in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and Power of Attorney for Mr. Schafer is contained in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998.)